As filed with the Securities and Exchange
                           Commission on June 26, 2008


                                Registration No :
                Investment Company Act Registration No. 811-5398

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.

                  --------------------------------------------

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 221-5672

         ---------------------------------------------------------------

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105

                     (Name and address of agent for service)
                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                                1200 G Street, Nw
                                    Suite 350
                              Washington, DC 20005

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on July 28, 2008 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

                  CONTENTS OF FORM N-14 REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

         o      Cover Sheet
         o      Contents of Registration Statement
         o      Form N-14 Cross Reference Sheet
         o      Letter to Shareholders
         o      Notice of Special Meetings of Shareholders
         o      Part A - Proxy Statement/Prospectus
         o      Part B - Statement of Additional Information
         o      Part C - Other Information
         o      Signatures
         o      Exhibits

                                 CROSS REFERENCE SHEET

ITEM NO.                                          PROXY/PROSPECTUS

Part A

1.  Beginning of Registration Statement
    and Outside Front Cover Page of
    Prospectus                               Cover Page/Questions & Answers

2.  Beginning of Outside Back Cover Page
    of Prospectus                            Questions & Answers

3.  Fee Table, Synopsis Information and
    Risk Factors                             Summary, Appendix A

4.  Information about the Transaction        Letter to Stockholders, Questions
                                             and Answers, Summary, Information
                                             About the Proposed Transaction

5.  Information about the Registrant         Letters to Stockholders, Questions
                                             and Answers, Summary, Information
                                             About the Funds

6.  Information about the Company Being      Letters to Stockholders, Questions
    Acquired                                 and Answers, Summary, Information
                                             About the Funds

7.  Voting Information                       Voting Information

8.  Interest of Certain Persons and Experts  Experts

9.  Additional Information Required for
    Reoffering by Persons Deemed to be       Not Applicable
    Underwriters

Part B

10.  Cover Page                              Cover Page

11.  Table of Contents                       Table of Contents

12.  Additional Information About the        SAI
     Registrant

13.  Additional Information about the        SAI
     Company being Acquired

14.  Financial Statements                    Incorporated by Reference to the
                                             SAI

15-17. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration
                                             Statement.

                                       AB
                               AllianceBernstein
                                  investments

            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. --
                   ALLIANCEBERNSTEIN BALANCED SHARES PORTFOLIO

                           1345 Avenue of the Americas
                            New York, New York 10105

                                                                   June 26, 2008

                        INFORMATION ABOUT THE ACQUISITION

Dear Variable Annuity Contractholder:

     We are sending this information to you because you hold an interest in a separate account offered by an insurance company that funds a variable insurance product. Certain of the purchase payments made under your contract by you as a contractholder have been allocated to AllianceBernstein Balanced Shares Portfolio ("Balanced Shares"), a series of AllianceBernstein Variable Products Series Fund, Inc. ("AVP").

     The Board of Directors (the "Directors") of AVP is pleased to announce the acquisition of the assets and liabilities of Balanced Shares by AllianceBernstein Balanced Wealth Strategy Portfolio ("Balanced Wealth"), another series of AVP. We sometimes refer to each of Balanced Wealth and Balanced Shares as a "Portfolio" and together, the "Portfolios". The acquisition, which is expected to become effective late in the third quarter of this year, is described in more detail in the attached Prospectus. You should review the Prospectus carefully and retain it for future reference.

     Balanced Shares and Balanced Wealth have virtually identical investment objectives, follow similar investment strategies and their investment portfolios overlap to a significant extent. We anticipate that the acquisition will result in benefits to the shareholders of Balanced Shares as discussed more fully in the Prospectus. As a general matter, we believe that the acquisition will provide a very similar investment opportunity with a lower expense ratio for Balanced Shares shareholders.

     In approving the acquisition, the Directors have considered, among other things, the investment objectives and investment policies of the Portfolios, the changes in the marketplace for variable annuity contracts since Balanced Shares commenced operations and its prospects for future sales, expense ratio reductions expected to result from the acquisition, continuity of portfolio management, the comparison of fees for the Portfolios and the pro forma combined Portfolio, the overlap of the securities held by the Portfolios, the costs of the acquisition and the allocation thereof, and the tax-free nature of the acquisition and have concluded that the acquisition is in the best interests of the Portfolios.

     Upon the acquisition of Balanced Shares by Balanced Wealth, insurance company shareholders of Balanced Shares will receive shares of Balanced Wealth of the same class of shares as the shares they currently own, which have an aggregate net asset value ("NAV") equal to the aggregate NAV of the shareholder's shares in Balanced Shares. Balanced Shares would then terminate. The contractholders of Balanced Shares will not be assessed any sales charges or other shareholder fees in connection with the acquisition.

Sincerely,

Marc O. Mayer
President

                                   PROSPECTUS

         Acquisition of the Assets and Assumption of the Liabilities of

            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. --
                   ALLIANCEBERNSTEIN BALANCED SHARES PORTFOLIO

                       By, and in Exchange for Shares of,

            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. --
              ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY PORTFOLIO

                                  July 28, 2008

                                TABLE OF CONTENTS

Questions and Answers                                                          6
Summary                                                                        9
    Comparison of Fees                                                         9
    Comparison of Investment Advisory Fees                                    11
    Comparison of Investment Objectives and Policies                          11
    Principal Risks                                                           12
    Federal Income Tax Consequences                                           13
    Comparison of Distribution and Purchase Procedures                        13
    Service Providers                                                         14
    Comparison of Business Structures                                         14
Information about the Transaction                                             15
    Description of the Plan                                                   15
    Reasons for the Acquisition                                               15
    Description of Securities to be Issued                                    17
    Dividends and Other Distributions                                         17
    Federal Income Tax Consequences                                           18
    Capitalization Information                                                19
Information about the Portfolios                                              20
    Management of the Portfolios                                              20
    Advisory Agreement and Fees                                               20
    Distributor                                                               21
    Other Service Providers                                                   21
Legal Matters                                                                 21
Experts                                                                       21
Financial Highlights                                                          22
Appendix A -- Comparison of Investment Objectives and Policies                23
Appendix B -- Portfolio Performance                                           29
Appendix C -- Description of Principal Risks of the Portfolios                32
Appendix D -- Certain Information Applicable to Class A and Class B
              Shares of Balanced Wealth                                       34
Appendix E -- Other Information                                               39
Appendix F -- Form of Plan of Acquisition and Liquidation                     41
Appendix G -- Capitalization                                                  48
Appendix H -- Legal Proceedings                                               49
Appendix I -- Share Ownership Information                                     50
Appendix J -- Financial Highlights                                            53

                              QUESTIONS AND ANSWERS

The following questions and answers provide an overview of key features of the acquisition and of the information contained in this Prospectus.

1. What is this document and why did we send this document to you?

This is a Prospectus that provides you with information about the acquisition (the "Acquisition") of the assets and liabilities of AllianceBernstein Balanced Shares Portfolio ("Balanced Shares"), a series of AllianceBernstein Variable Products Series Fund, Inc. ("AVP"), by AllianceBernstein Balanced Wealth Strategy Portfolio ("Balanced Wealth"), another series of AVP. (Balanced Wealth and Balanced Shares are each a "Portfolio" and, collectively, the "Portfolios.")

On June 11, 2008, the Board of Directors (the "Directors") of AVP approved and declared advisable the Acquisition of Balanced Shares by Balanced Wealth. The Acquisition does not require approval by Balanced Shares shareholders.

Shares of the Portfolios are not sold directly to individuals. The Portfolios only offer their shares through the separate accounts of life insurance companies ("Insurers"). As a contractholder, you hold a contract with an Insurer that offers the Portfolios as an investment option. The Insurers are the shareholders of record but the contractholders have a beneficial interest in the Portfolios. References to "you" or "shareholders" in this prospectus include the Insurers, as the shareholders of record, and contractholders.

Shareholders may contact a Portfolio at 1-800-221-5672 or write to a Portfolio at 1345 Avenue of the Americas, New York, NY 10105.

2. How will the Acquisition work?

The Plan of Acquisition and Liquidation dated as of June 11, 2008 (the "Plan") provides for (i) the transfer of all the assets of Balanced Shares to Balanced Wealth, (ii) the assumption by Balanced Wealth of all the liabilities of Balanced Shares, (iii) the issuance to Balanced Shares shareholders of the equivalent class of shares of Balanced Wealth, equal in aggregate net asset value ("NAV") to the NAV of their former Balanced Shares shares in redemption of their Balanced Shares shares, and (iv) the termination of Balanced Shares.

The shareholders of Balanced Shares are insurance company separate accounts ("Separate Accounts") used to fund variable life and annuity products ("Variable Products"). As a Variable Product owner, you have a beneficial interest in the insurance company's shares of Balanced Shares. The insurance companies will receive shares of a class of Balanced Wealth corresponding to the class of shares of Balanced Shares they now own. The Balanced Wealth shares that shareholders of Balanced Shares receive will have the same aggregate NAV as the shares of Balanced Shares held before the Acquisition. Shareholders of Balanced Shares will not be assessed any sales charges or other shareholder fees in connection with the Acquisition. Class B shares of both Balanced Shares and Balanced Wealth are subject to distribution fees.

3. Why is the Acquisition taking place?

After considering the recommendation of AllianceBernstein L.P. (the "Adviser"), the Directors concluded that participation by Balanced Shares in the Acquisition is in the best interests of Balanced Shares. The Directors also concluded that the Acquisition would benefit Balanced Shares shareholders by resulting in, among other things, a reduction in expenses, and would not dilute shareholders' interests. In reaching this conclusion, the Directors considered, among other things, the investment objectives and investment policies of the Portfolios, the changes in the marketplace for Variable Products since Balanced Shares commenced operations and its prospects for future sales, the expense ratio reductions expected to result from the Acquisition, continuity of portfolio management, the comparison of fees for the Portfolios and the pro forma combined Portfolio, the overlap of securities held by the Portfolios, the costs of the Acquisition and the allocation thereof, and the tax-free nature of the Acquisition.

4. When will the Acquisition take place?

The Acquisition is expected to take place late in the third quarter of this year.

5. Who will bear the expenses of the Acquisition?

The expenses of the Acquisition will be borne by the Portfolios, which will be apportioned on the basis of each Portfolio's projected expense ratio reductions relative to the other's, in the amounts of approximately $109,500 and $89,500 for Balanced Shares and Balanced Wealth, respectively.

6. Where may I find additional information regarding the Portfolios?

Additional information about the Portfolios is available in the Statement of Additional Information ("SAI") dated May 1, 2008 that has been filed with the Securities and Exchange Commission ("SEC") in connection with this Prospectus. The SAI and each Portfolio's Annual Report to Shareholders, which contains audited financial statements for the Portfolios' fiscal year, are incorporated by reference into this Prospectus. In addition, the Prospectus and SAI for each Portfolio dated May 1, 2008 (the "Prospectuses") and each Portfolio's Annual Report dated December 31, 2007 are also incorporated by reference into this Prospectus.

Additional copies of the Annual and Semi-Annual Reports and the Prospectus for each Portfolio are available at www.AllianceBernstein.com and are also available, along with this Prospectus and SAI, upon request, without charge, by writing to the address or calling the telephone number listed below.

By mail:       AllianceBernstein Investor Services, Inc.
               P.O. Box 786003
               San Antonio, TX 78278-6003

By phone:      For Information: 1-800-221-5672
               For Literature: 1-800-227-4618

All of this additional information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:

In person:     at the SEC's Public Reference Room in Washington, DC

By phone:      1-202-551-8090 (for information on the operations of the Public
               Reference Room only)

By mail: Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102 (duplicating fee required)

By electronic mail: publicinfo@sec.gov (duplicating fee required)

On the Internet:    www.sec.gov

Other Important Things to Note:

     o    You may lose money by investing in the Portfolios.

     o The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                     SUMMARY

     The following summary highlights differences between Balanced Wealth and Balanced Shares. This summary is not complete; for more complete information, please read this entire document. Note that certain information is presented as of March 31, 2008. At the June 11, 2008 Special Board Meeting (the "Board Meeting"), the Portfolios' Adviser, AllianceBernstein L.P., represented to the Directors that, if the information were updated, it would not differ in any material respect.

     Balanced Shares is a diversified open-end fund, with assets, as of March 31, 2008, of approximately $145 million, that is an actively-managed balanced fund, targeting a mix of 60% equity and 40% fixed-income securities. Balanced Wealth is a diversified open-end fund, with assets, as of March 31, 2008, of approximately $220 million, that is also a balanced fund, which targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility.

     While Balanced Shares has a longer performance history, Balanced Wealth has outperformed Balanced Shares over comparable periods since Balanced Wealth's inception in 2004. The average annual total returns for Class A shares of Balanced Wealth, as of December 31, 2007, was 5.55% for one year, 7.59% for three years and 9.62% since inception, and for Balanced Shares' Class A shares 3.05% for one year, 2.84% for three years, 9.22% for five years, and 7.14% for ten years. These performance numbers do not reflect charges associated with the Variable Products or contractholders' accounts.

Comparison of Fees

     The expense ratios of the Balanced Wealth Class A and Class B shares, before waiver, are the same as the expense ratios of the Balanced Shares Class A and Class B shares and slightly lower after waiver. The Acquisition would result in a significant reduction in expense ratios for shareholders of Balanced Shares as well as for Balanced Wealth shareholders. The following table shows the Portfolios' expense ratios and pro forma expense ratio of the combined Portfolio for Class A and Class B shares as of March 31, 2008.

                                                 Class A          Class B
                                              Total Annual     Total Annual
                                              Expense Ratio    Expense Ratio
                                              ------------------------------

          Balanced Shares                          0.77%          1.02%

          Balanced Wealth (before waiver)          0.77%          1.02%

          Balanced Wealth (after waiver)*          0.75%          1.00%

          Combined Fund (pro forma)                0.69%          0.94%

----------
* Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses so that expenses do not exceed 0.75% for Class A shares and 1.00% for Class B shares. The waiver continues through the end of the Portfolio's current fiscal year and may be extended by the Adviser for additional one-year terms.

     As the table indicates, the expense per share would be reduced for Balanced Shares' Class A and Class B shares by 0.08% after the Acquisition. The Acquisition would also result in a reduction in the expense ratios, after waiver, for Balanced Wealth Class A and B shares of 0.06%. This expense information does not include any fees and expenses that may be applied at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the expenses reflected above.

     The purpose of the table below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Portfolios. The table allows you to compare the expenses of each Portfolio and estimates for the pro forma combined Portfolio in its first year following the Acquisition.

                                    Fee Table
                                    ---------

Shareholder Fees (fees paid directly from your investment)

     N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

     The operating expenses information below is designed to assist contractholders of variable products that invest in the Portfolios in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, contractholders that invest in a Portfolio should refer to the variable contract prospectus for a description of fees and expenses that apply to contractholders. Inclusion of these charges would increase the fees and expenses provided below.

                                                                      Balanced
                                               Balanced   Balanced     Wealth
                                                Shares     Wealth    (pro forma)
                                                Class A    Class A     Class A
                                               ---------------------------------

     Management Fees                              .55%       .55%        .55%

     Other Expenses                               .22%       .22%        .14%
                                                ------     ------      ------

     Total Portfolio Operating Expenses           .77%       .77%        .69%
                                                ======     ======      ======

     Waiver and/or Expense Reimbursement         None       .02)%(a)    None

     Net Expenses                                 .77%       .75%        .69%
                                                ======     ======      ======

                                                                      Balanced
                                               Balanced   Balanced     Wealth
                                                Shares     Wealth    (pro forma)
                                                Class B    Class B     Class B
                                               ---------------------------------

     Management Fees                              .55%       .55%        .55%

     Distribution and/or Service (12b-1) Fees     .25%       .25%        .25%

     Other Expenses                               .22%       .22%        .14%
                                                ------     ------      ------

     Total Portfolio Operating Expenses          1.02%      1.02%        .94%
                                                ======     ======      ======

     Waiver and/or Expense Reimbursement         None      (.02)%(a)    None

     Net Expenses                                1.02%      1.00%        .94%
                                                ======     ======      ======

----------
(a) Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by the Adviser for additional one-year terms.

Examples

     The Examples are to help you compare the cost of investing in each Portfolio with the cost of investing in the combined Portfolio on a pro forma combined basis. The Examples do not give effect to any separate account or contract level fees that might be paid by a contractholder. They assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that a Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested.

                                                                 Balanced Wealth
                              Balanced Shares   Balanced Wealth    (pro forma)
                                  Class A           Class A          Class A
                              --------------------------------------------------

After 1 Year                        $79              $77              $70
After 3 Years                      $246             $244             $221
After 5 Years                      $428             $426             $384
After 10 Years                     $954             $952             $859

                                                                 Balanced Wealth
                              Balanced Shares   Balanced Wealth    (pro forma)
                                  Class B           Class B          Class B
                              --------------------------------------------------

After 1 Year                       $104             $102              $96
After 3 Years                      $325             $323             $300
After 5 Years                      $563             $561             $520
After 10 Years                   $1,248           $1,246           $1,155

     The projected post-Acquisition pro forma Annual Portfolio Operating Expenses and Examples presented above are based upon numerous material assumptions. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense reductions will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of Balanced Wealth and the Adviser.

Comparison of Investment Advisory Fees

     Balanced Shares and Balanced Wealth pay advisory fees to the Adviser at the same annual rate of .55% of each Portfolio's average daily net assets.

Comparison of Investment Objectives and Policies

     The investment objectives of the Portfolios are virtually identical and their investment strategies are similar as shown in the following table.

                          Balanced Shares                 Balanced Wealth
                   -------------------------------------------------------------
Investment         Balanced Shares' investment    Balanced Wealth's investment
Objective          objective is total return      objective is to maximize total
                   consistent with reasonable     return consistent with the
                   risk, through a combination    Adviser's determination of
                   of income and long-term        reasonable risk.
                   growth of capital.

Principal          The Portfolio invests in a     The Portfolio targets a
Investment         diversified portfolio of       weighting of 60% equity
Strategies         equity and fixed-income        securities and 40% debt
                   securities.  The percentage    securities with a goal of
                   of the Portfolio's assets      providing moderate upside
                   invested in each type of       potential without excessive
                   security will vary.            volatility.
                   Normally, the Portfolio's
                   investments will consist of    The Portfolio's equity
                   about 60% in stocks, but       component is diversified
                   stocks may comprise up to      between growth and value
                   75% of its investments.        equity investment styles, and
                                                  between U.S. and non-U.S.
                                                  markets.
                   The Portfolio will not
                   purchase a security if as a
                   result less than 25% of its
                   net assets will be in
                   fixed-income securities.

                   The Portfolio's portfolio
                   normally will include
                   approximately 60 to 90
                   companies.

As the table above shows, each Portfolio pursues virtually identical investment objectives and similar investment strategies, targeting the same 60/40 equity/fixed-income blend. However, their investment strategies and approaches differ. Balanced Shares takes a more opportunistic approach to multiple class investing, varying the percentages of its assets committed to different asset classes from time to time in response to changing market conditions. In contrast, Balanced Wealth attempts a more level approach by maintaining a disciplined blend of assets classes with low correlation to each other. Each asset class--domestic growth equities, domestic value equities, international growth equities, international value equities, global real estate investment trusts and core intermediate bonds--is allocated a portion of the Portfolio's assets. In addition, Balanced Shares is a more concentrated fund than Balanced Wealth, currently holding approximately 285 securities compared to Balanced Wealth's approximately 750. The equity component of Balances Shares, with approximately 75 issuers, is significantly more concentrated than the equity component of Balanced Wealth, which includes approximately 425 issuers. A more detailed comparison of the investment strategies and policies of the Portfolios is provided in Appendix A and the historical performance of the Portfolios is provided in Appendix B.

     As a result of their different investment strategies and approaches, there is currently approximately a 51% overlap of securities between the two Portfolios. The Adviser expects that Balanced Wealth will retain all of Balanced Shares' fixed-income securities and some of its domestic equity securities. The combined Fund will therefore acquire approximately $71 million of securities free of transaction costs, which are estimated to be approximately $80,000. The Adviser anticipates that the remainder of Balanced Shares' equity positions will be repositioned shortly after the Acquisition. The transaction costs associated with selling these securities are expected to total approximately $43,000 or approximately 1.16 basis points ("bps") of the combined Fund's pro forma net assets. The combined Fund will then invest the cash in equity securities, incurring transaction costs estimated to be no greater than $120,000 or 3.3 bps of the combined Fund's pro forma net assets. The Adviser believes that it is appropriate for the combined Fund to bear the repositioning costs because both Portfolios will benefit from the Acquisition, and the cost savings of receiving the majority of Balanced Shares' positions in kind will outweigh the costs of liquidating Balanced Shares' unwanted equity positions.

Principal Risks

     Each Portfolio is subject to principal risks of market risk, interest rate risk, credit risk, allocation risk, non-U.S. (foreign) risk, currency risk and liquidity risk. A description of each of these and other risks is provided in Appendix C.

Federal Income Tax Consequences

     As long as the contracts funded through the separate accounts of the insurance company shareholders qualify as annuity contracts under section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), the Acquisition will not create any tax liability for contractholders.

     No gain or loss will be recognized by Balanced Shares or its shareholders as a result of the Acquisition. The aggregate tax basis of the shares of Balanced Wealth received by a shareholder of Balanced Shares (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shareholder's shares of Balanced Shares. The holding period of the shares of Balanced Wealth received by a shareholder of Balanced Shares (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of Balanced Shares held by the shareholder, provided that such shares are held as capital assets by the shareholder of Balanced Shares at the time of the Acquisition. The holding period and tax basis of each asset of Balanced Shares in the hands of Balanced Wealth as a result of the Acquisition will be the same as the holding period and tax basis of each such asset in the hands of Balanced Shares prior to the Acquisition. Provided that Balanced Shares shares surrendered constitute capital assets in the hands of the shareholder, such gain or loss realized by the shareholder will be capital gain or loss upon disposition of the shares. This tax information is based on the advice of Seward & Kissel LLP, counsel to each of the Portfolios. It is a condition to the closing of the Acquisition that such advice be confirmed in a written opinion of counsel. An opinion of counsel is not binding on the Internal Revenue Service ("IRS").

     Neither Portfolio has any capital loss carryforward positions. No distribution of capital gains to Balanced Shares shareholders prior to the closing of the Acquisition is anticipated. Prior to the closing of the Acquisition, AVP, if necessary, will declare a distribution to the Balanced Shares shareholders which, together with all previous distributions, will have the effect of distributing to the Balanced Shares shareholders all of Balanced Shares' investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

     A portion of the assets of Balanced Shares may be sold in connection with the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and Balanced Shares' basis in such assets. Any capital gains recognized in these sales will be distributed to Balanced Shares' shareholders (but not contractholders) as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders (but not to the contractholders).

     Additional tax considerations are discussed under the section on "Federal Income Tax Consequences" in "Information about the Transaction".

Comparison of Distribution and Purchase Procedures

     The purchase procedures for the Portfolios are the same. The Portfolios offer their shares through the separate accounts of life insurance companies (the "Insurers"). You may only purchase and sell shares through these separate accounts. See the prospectus of the separate account of the participating insurance company for information on the purchase and sale of the Portfolios' shares. AllianceBernstein Investments, Inc. ("ABI") may from time to time receive payments from Insurers in connection with the sale of the Portfolios' shares through the Insurer's separate accounts. More information on distribution and purchase procedures of Balanced Wealth is provided in Appendix D.

Service Providers

     The Portfolios have the same service providers, which will continue in their capacity after the Acquisition.

Comparison of Business Structures

     Each Portfolio is a series of AVP, which is organized as a Maryland corporation and is governed by its Charter, Bylaws and Maryland law. For more information on the organizational structure and governance of the Portfolios, see Appendix E.

                        INFORMATION ABOUT THE TRANSACTION

Description of the Plan

     As provided in the Plan, Balanced Wealth will acquire all the assets and assume all the liabilities, expenses and obligations of Balanced Shares at the effective time of the Acquisition (the "Effective Time"). In return, Balanced Wealth will issue, and Balanced Shares will distribute to its shareholders, a number of full and fractional shares of Balanced Wealth, determined by dividing the net value of all the assets of Balanced Shares by the NAV of one share of Balanced Wealth. For this purpose, the Plan provides the times for and methods of determining the net value of the assets of each Portfolio. The Plan provides that shareholders of Balanced Shares will be credited with shares of Balanced Wealth corresponding to the aggregate NAV of Balanced Shares shares that the shareholder holds of record at the Effective Time.

     Following the distribution of Balanced Wealth shares in full liquidation of Balanced Shares, Balanced Shares will wind up its affairs and terminate as soon as is reasonably possible after the Acquisition.

     The projected expenses of the Acquisition, largely those for legal, accounting, printing and proxy solicitation expenses, are estimated to total approximately $199,000. The projected expenses will be shared by the Portfolios on the basis of the benefit that they will receive relative to their respective total expense ratios ("TERs"). Based on March 31, 2008 expense numbers, Balanced Shares would have an 0.08% reduction in expenses, representing a 10% TER reduction and Balanced Wealth would have a 0.06% reduction in expenses, representing an 8% TER reduction. Based on these relative benefits, the projected Acquisition expenses would be apportioned 55% to Balanced Shares or $109,500, which represents 7.4 bps of Balanced Shares' net assets as of March 31, 2008, and 45% to Balanced Wealth, or $89,500, which represents 3.5 bps of Balanced Wealth's net assets at March 31, 2008.

     The Acquisition is expected to occur in the third quarter of this year. Under applicable legal and regulatory requirements, none of Balanced Shares' shareholders will be entitled to exercise objecting shareholders' appraisal rights, i.e., to demand the fair value of their shares in connection with the Acquisition. Therefore, shareholders will be bound by the terms of the Acquisition under the Plan. However, any shareholder of Balanced Shares may redeem shares of common stock prior to the Acquisition.

     Completion of the Acquisition is subject to certain conditions set forth in the Plan. The Directors may terminate the Plan under certain circumstances. Among other circumstances, the Directors may terminate the Plan upon a determination that proceeding with the Plan is not in the best interests of a Portfolio or of its shareholders.

     A copy of a form of the Plan for the Acquisition is attached as Appendix F.

Reasons for the Acquisition

     At the Board Meeting, the Adviser recommended that the Directors approve the proposed Plan and Acquisition. The Directors considered the factors discussed below from the point of view of the interests of Balanced Shares and its shareholders. After careful consideration, the Directors (including all Directors who are not "interested persons" of the Portfolio, the Adviser or its affiliates) determined that the Acquisition would be in the best interests of Balanced Shares and that the interests of existing shareholders of the Portfolios would not be diluted as a result of the Acquisition. The Directors have unanimously approved the Plan and Acquisition.

     The Adviser presented the following reasons in favor of the Acquisition:

     o The Adviser discussed with the Directors that there has been a shift away from a multiple series fund, such as AVP as the preferred funding vehicle for Variable Products, to a customized "private-label" platform of investment options subadvised by a number of different investment advisers. While AVP's key style-pure and blended equity Portfolios remain desirable for some insurance companies, the Adviser believes that combining its Portfolios, where possible, into larger offerings will satisfy the existing insurance company shareholders' needs and may attract new issuers of Variable Products. The Adviser believes that a single, less expensive balanced portfolio will be more attractive to insurance companies and to the underlying contractholders since the combination will allow them to benefit from a lower expense ratio.

     o The Adviser also discussed with the Directors that it believes that the Acquisition would benefit Balanced Shares and its shareholders by resulting in lower expenses.

     At the Board Meeting, the Directors (with the advice and assistance of independent counsel) also considered, among other things:

     o potential shareholder benefits, including the fact that, based on March 31, 2008 expense numbers, the pro forma total expenses of each class of shares of the combined Portfolio are expected to be lower than the current expenses of the corresponding classes of shares of Balanced Shares, even without taking account of the expense cap in place for Balanced Wealth;

     o the Adviser's plans with respect to the portfolio securities of Balanced Shares and Balanced Wealth, including that (i) there is currently a 51% overlap between the portfolio holdings of the two Portfolios, (ii) the Adviser expects that the combined Fund will retain approximately 50% of Balanced Shares' portfolio, primarily fixed-income securities, and (iii) that the balance of Balanced Shares' portfolio will be repositioned shortly after the Acquisition;

     o the current asset level of Balanced Shares and the combined pro forma asset level of the combined Portfolio;

     o    the historical performance of the Portfolios;

     o the investment objectives and principal investments of the Portfolios, which are similar in that both are balanced funds, which target 60% equity and 40% fixed-income securities, although the Portfolios have different investment strategies and approaches; and

     o that the portfolio manager teams and the individuals on the teams with the most direct day-to-day management responsibilities are different and that the portfolio management team and the individuals with the most direct day-to-day management responsibilities for Balanced Wealth will continue to have responsibility for management of the combined Fund.

     The Directors also considered, among other things:

     o the fact that, because the Separate Accounts are not subject to federal income tax on a current basis, there is no need to consider the impact of the Acquisition on any capital loss carryforwards;

     o    the form of the Plan and the terms and conditions of the Acquisition;

     o the fact that the Portfolios have the same advisory contract terms and pay the same advisory fee rates;

     o whether the Acquisition would result in the dilution of shareholders' interests;

     o the fact that no changes in service providers would result from the Acquisition;

     o the benefits of the Acquisition to the Adviser, which will benefit from the elimination of separate monitoring and administration of Balanced Shares;

     o the fact that Balanced Wealth will assume all the liabilities, expenses and obligations of Balanced Shares;

     o    the expected federal income tax consequences of the Acquisition;

     o the expenses of the Acquisition, and the fact that these would be borne by both Portfolios and apportioned on the basis of the projected relative expense ratio reductions for each Portfolio as a result of the Acquisition; and

     o the fact that the Adviser has agreed to indemnify Balanced Wealth for a three-year period against any undisclosed or other liabilities not disclosed or not reflected in the NAV of Balanced Shares at the time of the Acquisition, to reimburse Balanced Wealth for any costs in connection with investigating any such liability, and to continue certain insurance coverage for a six-year period.

     Also at the Board Meeting, the Directors approved the Plan on behalf of Balanced Wealth.

Description of Securities to be Issued

     Under the Plan, Balanced Wealth will issue additional shares of its Class A and Class B common stock for distribution to corresponding classes of shares of Balanced Shares. Under AVP's Charter, Balanced Wealth may issue up to 500,000,000 shares of common stock, par value $.001 per share, for each of these Classes.

     When the acquisition of Balanced Shares by Balanced Wealth is consummated, Class A and Class B shareholders of Balanced Shares will receive shares of a corresponding class of Balanced Wealth having an aggregate NAV equal to the aggregate NAV of the shareholder's shares in Balanced Shares.

     Each share of Balanced Wealth represents an equal proportionate interest with other shares of Balanced Wealth. Each share has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to Balanced Wealth as authorized by the Directors. Shares of Balanced Wealth entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of Balanced Wealth received by Balanced Shares in the Acquisition will be issued at NAV, without a sales charge, and will be fully paid and non-assessable.

Dividends and Other Distributions

     On or before the Closing Date, as defined in the Plan, Balanced Shares will, if necessary, declare and pay as a distribution substantially all its undistributed net investment income, net short-term capital gain, net long-term capital gain and net gains from foreign currency transactions as applicable to maintain its treatment as a regulated investment company.

Federal Income Tax Consequences

     As long as the variable contracts funded through the separate accounts of the insurance company shareholders qualify as annuity contracts under section 72 of the Code, the Acquisition will not create any tax liability for contractholders.

     Subject to certain stated assumptions contained therein, Balanced Shares will receive an opinion of Seward & Kissel LLP, its counsel, substantially to the following effect: (i) the Acquisition will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that Balanced Shares and Balanced Wealth will each be "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) a shareholder of Balanced Shares will recognize no gain or loss on the exchange of the shareholder's shares of Balanced Shares solely for shares of Balanced Wealth; (iii) neither Balanced Shares nor Balanced Wealth will recognize any gain or loss upon the transfer of all of the assets of Balanced Shares to Balanced Wealth in exchange for shares of Balanced Wealth and the assumption by Balanced Wealth of the liabilities of Balanced Shares pursuant to the Plan or upon the distribution of shares of Balanced Wealth to shareholders of Balanced Shares in exchange for their respective shares of Balanced Shares; (iv) the holding period and tax basis of the assets of Balanced Shares acquired by Balanced Wealth will be the same as the holding period and tax basis that Balanced Shares had in such assets immediately prior to the Acquisition; (v) the aggregate tax basis of shares of Balanced Wealth received in connection with the Acquisition by each shareholder of Balanced Shares (including any fractional share to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shares of Balanced Shares surrendered in exchange therefor; (vi) the holding period of shares of Balanced Wealth received in connection with the Acquisition by each shareholder of Balanced Shares (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of Balanced Shares surrendered in exchange therefore, provided that such Balanced Shares shares constitute capital assets in the hands of the shareholder as of the Closing Date; and (vii) Balanced Wealth will succeed to the capital loss carryovers of Balanced Shares but the use of Balanced Wealth's existing capital loss carryovers (as well as the carryovers of Balanced Shares) may be subject to limitation under Section 383 of the Code after the Acquisition. This opinion of counsel will not be binding on the IRS or a court and there is no assurance that the IRS or a court will not take a view contrary to those expressed in the opinion.

     A portion of the assets of Balanced Shares may be sold in connection with the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and Balanced Shares' basis in such assets. Any capital gains recognized in these sales will be distributed to Balanced Shares' shareholders (but not to the contractholders) as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders (but not to the contractholders).

     Neither Portfolio has any capital loss carryforwards. No distribution of capital gains to Balanced Shares's shareholders prior to the closing of the Acquisition is anticipated. Prior to the closing of the Acquisition, AVP, if necessary, will declare a distribution to the Balanced Shares shareholders which, together with all previous distributions, will have the effect of distributing to the Balanced Shares shareholders all of Balanced Shares' investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

     Shareholders of Balanced Shares are encouraged to consult their tax advisers regarding the effect, if any, of the Acquisition in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Acquisition, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Acquisition.

Capitalization Information

     For information on the existing capitalization of the Portfolios and the pro forma capitalization of Balanced Wealth, see Appendix G.

                        INFORMATION ABOUT THE PORTFOLIOS

     Balanced Shares and Balanced Wealth are each a series of AVP, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a Maryland corporation in 1987 under the name Alliance Variable Products Series Fund, Inc. The company's name became AllianceBernstein Variable Products Series Fund, Inc. on April 30, 2003.

Management of the Portfolios

     The Directors of AVP direct the management of the business and affairs of the Portfolios. The Directors approve all significant agreements between the respective Portfolio and persons or companies furnishing services to it, including a Portfolio's agreements with the Adviser and the Portfolio's custodian, transfer and dividend disbursing agent. The day-to-day operations of a Portfolio are delegated to its officers and the Portfolio's Adviser, subject to the Portfolio's investment objective and policies and to general supervision by the Directors.

     The management and investment decisions of Balanced Shares are made by the Adviser's Balanced Shares Investment Team, made up of members of the Relative Value Investment Team on the equity side and the U.S. Core Investment Grade Fixed-Income Team on the fixed-income side. The Portfolio's management team relies heavily on the Adviser's large internal research staff. The individuals on the team with the most direct day-to-day management responsibilities are Frank Caruso and Aryeh Glatter on the equity side and Alison M. Martier, Greg J. Wilensky, Shawn E. Keegan, Joran Laird, Jeffrey S. Phlegar and Douglas J. Peebles on the fixed-income side. Messrs. Caruso and Glatter are Senior Vice Presidents of the Adviser. They have both been members of the Relative Value Investment Team since prior to 2003 and have collaborated with other members of the Relative Value Investment Team on the Portfolio's investments since prior to 2003. Messrs. Keegan and Laird are Vice Presidents of the Adviser, with which they have been associated in a substantially similar capacity to their current positions since prior to 2003. Ms. Martier and Mr. Wilensky are Senior Vice Presidents of the Adviser, with which they have been associated in a substantially similar capacity to their current positions since prior to 2003. Ms. Martier is also Director of the Fixed-Income Senior Portfolio Management Team. Messrs. Phlegar and Peebles are Executive Vice Presidents of the Adviser, with which they have been associated in a substantially similar capacity to their current positions since prior to 2003, and are Chief Investment Officers and Co-Heads of Fixed-Income.

     Daniel T. Grasman, Mark A. Hamilton, Joshua Lisser, Seth J. Masters and Christopher H. Nikolich, members of the Adviser's Blend Investment Policy Team, are the individuals primarily responsible for the day-to-day management of Balanced Wealth. Mr. Grasman has been a Vice President of the Adviser since 2004. Prior thereto, he was co-founder and CCO of Xelector since prior to 2003. Messrs. Hamilton, Lisser, and Nikolich are Senior Vice Presidents of the Adviser, with which they have been associated in a substantially similar capacity to their current positions since prior to 2003. Mr. Lisser is also Chief Investment Officer of Structured Equities, and a member of the Blend Strategies team. Mr. Masters is an Executive Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2003, and Chief Investment Officer of Blend Strategies. Effective July 1, 1008, Messrs. Hamilton and Nikolich will no longer be members of the Team. Marc O. Mayer and Dokyoung Lee will join Messrs. Masters, Grasman and Lisser as the team members with the most significant responsibility for the day-to-day management of Balanced Wealth. Mr. Mayer is an Executive Vice President and has been associated with the Adviser in a substantially similar capacity to his current position since prior to 2003. In May 2008, Mr. Mayer because Chief Investment Officer of Blend Solutions for the Adviser, taking over this role from Mr. Masters, who became Chief Investment Officer of Defined Contribution. Mr. Lee is a Senior Vice President and Director of Research - Blend Solutions of the Adviser and has been associated with the Adviser in a substantially similar capacity to his current position since prior to 2003.

Advisory Agreement and Fees

     Each Portfolio's investment adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international investment adviser managing client accounts with assets as of March 31, 2008 totaling over $735 billion (of which approximately $98 billion represented the assets of investment companies). As of March 31, 2008, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 53 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. Currently, there are 38 registered investment companies managed by the Adviser, comprising 116 separate investment portfolios, with approximately 4.1 million retail accounts. The Adviser also serves as administrator for each Portfolio.

     Under AVP's advisory agreement with the Adviser with respect to the Portfolios (the "Advisory Agreement"), the Adviser provides investment advisory services and order placement facilities for the Portfolios and pays all compensation of directors and officers of the Portfolios who are affiliated persons of the Adviser. Under the Advisory Agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .55% of its average daily net assets.

     The Advisory Agreement, by its terms, continues in effect from year to year if such continuance is specifically approved, at least annually, by a majority vote of the Directors of AVP who neither are interested persons of the Portfolio nor have any direct or indirect financial interest in the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. A discussion regarding the basis for the Directors' approval of the Advisory Agreement is available in the Annual Report to Shareholders for the fiscal year ended December 31, 2007 (in the case of Balanced Wealth) and in the semi-annual report for the period ended June 30, 2007 (in the case of Balanced Shares).

     The Adviser is the subject of certain legal proceedings and a discussion of those proceedings is presented in Appendix H.

Distributor

     AllianceBernstein Investments, Inc. ("ABI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of Balanced Shares' and Balanced Wealth's shares. Under a Distribution Services Agreement, adopted under each Portfolio's Rule 12b-1 plan, Balanced Shares and Balanced Wealth pay distribution and service fees to the Distributor at an annual rate of up to .25% of each Portfolio's average daily net assets attributable to their Class B shares. The Distribution Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Other Service Providers

     The Portfolios will have the same service providers after the Acquisition. AllianceBernstein Investor Services, Inc. ("ABIS"), an affiliate of the Adviser, provides shareholder services for the Portfolios. The Portfolios compensate ABIS for these services. The Bank of New York, 1 Wall Street, New York, New York 10286, serves as custodian for the Portfolios. ABIS, P.O. Box 786003, San Antonio, TX 78278-6003, serves as transfer agent for the Portfolios. After the Acquisition, The Bank of New York and ABIS will serve, respectively, as custodian and transfer agent for the combined Portfolio. Ernst & Young LLP serves as the independent registered public accounting firm for the Portfolios and will continue to serve in that capacity for the combined Portfolio after the Acquisition.

                                  LEGAL MATTERS

     The validity of the shares of Balanced Wealth offered hereby will be passed upon for Balanced Shares by Seward & Kissel LLP.

                                     EXPERTS

     The audited financial statements and financial highlights in the Prospectus and the SAI have been included in reliance on the report of Ernst & Young LLP, 5 Times Square, New York, New York, 10036, the independent registered public accounting firm for each of the Portfolios, given on its authority as experts in auditing and accounting.

                              FINANCIAL HIGHLIGHTS

     Financial highlights information for the Portfolios is available at Appendix J.

                                              APPENDIX A

                           COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES
                         Balanced Shares              Balanced Wealth              Differences
                    ---------------------------------------------------------------------------------
Investment          The Portfolio's              The Portfolio's            These objectives are
Objective           investment objective is      investment objective is    virtually  identical.
                    total return consistent      to maximize total return
                    with reasonable risk,        consistent with the
                    through a combination of     Adviser's determination
                    income and long-term         of reasonable risk.
                    growth of capital.

                                                  Investment Policies(1)
                    ---------------------------------------------------------------------------------

Status              The Portfolio is             Same.                      These policies are
                    diversified. (F)                                        identical.

Principal           The Portfolio invests in     The Portfolio targets a    While both Portfolios
Strategies          a diversified portfolio      weighting of 60% equity    target a 60/40
                    of equity and                securities and 40% debt    equity/fixed-income
                    fixed-income securities.     securities with a goal of  allocation, Balanced
                    The percentage of the        providing moderate upside  Shares will not go above
                    Portfolio's assets           potential without          a 75/25
                    invested in each type of     excessive volatility.      equity/fixed-income
                    security will vary.                                     allocation.
                    Normally, the Portfolio's    The Portfolio's equity
                    investments will consist     component is diversified
                    of about 60% in stocks,      between growth and value
                    but stocks may comprise      equity investment styles,
                    up to 75% of its             and between U.S. and
                    investments.                 non-U.S. markets.

                    The Portfolio will not
                    purchase a security if as
                    a result less than 25% of
                    its net assets will be in
                    fixed-income securities.

                    The Portfolio's portfolio
                    normally will include
                    approximately 60 to 90
                    companies.

Credit Quality      The Portfolio invests in     The Portfolio's debt       Balanced Wealth's
                    short- and long-term debt    securities will primarily  securities will be
                    securities in such           be investment grade debt   primarily investment
                    proportions and of such      securities (including      grade, but may include
                    type as the Adviser deems    cash and money market      preferred stock and
                    best adapted to the          instruments), but may      lower-rated securities.
                    current economic and         also include preferred
                    market outlooks.             stock and, when the
                                                 Adviser believes that
                    The Portfolio may invest     conditions favoring them
                    up to 20% of its assets      are compelling,
                    in high yield securities     lower-rated securities.
                    (securities rated below
                    BBB- by S&P, Moody's or      The Portfolio will not
                    Fitch).  As an operating     invest more than 5% of
                    policy, the Portfolio        its net assets in
                    will invest no more than     securities rated at the
                    25% of its investments in    time of purchase below
                    high yield debt              investment grade.
                    securities rated CCC- or
                    below.

----------
(1)  Policies with the Notation "F" are fundamental policies.

                         Balanced Shares              Balanced Wealth              Differences
                    ---------------------------------------------------------------------------------
Foreign             The Portfolio may invest     The Portfolio may invest   These policies are
Securities          in equity and                in non-U.S. companies.     identical.
                    fixed-income securities
                    of non-U.S. issuers
                    located in emerging or
                    developed countries.

Real Estate         None.                        The Portfolio may invest   Balanced Wealth may
Investment Trusts                                in REITs.                  invest in REITs.
(REITs)

Asset-Backed        The Portfolio may invest     Same.                      These policies are
Securities          in mortgage-related and                                 identical.
                    other asset-backed
                    securities.

Derivatives         The Portfolio may, but is    Same.                      These policies are
                    not required to, use                                    identical.
                    derivatives for risk
                    management purposes or as
                    part of its investment
                    strategies. The Portfolio
                    may use forward
                    contracts, forward
                    currency exchange
                    contracts, futures
                    contracts and options on
                    futures contracts,
                    options, options on
                    foreign currencies,
                    options on securities,
                    options on securities
                    indices, swap
                    transactions, currency
                    swaps and synthetic
                    foreign equity securities.

Credit Default      The Portfolio will not       Same.                      These policies are
Swaps               enter into a credit                                     identical.
                    default swap if the swap
                    provides for settlement
                    by physical delivery and
                    such delivery would
                    result in the Portfolio
                    investing in securities
                    rated below BBB- or Baa3
                    or not maintaining an
                    average aggregate credit
                    rating of at least A-.

Inflation-          The Portfolio may invest     Same.                      These policies are
Protected           in inflation-protected                                  identical.
Securities          securities.

Loan                The Portfolio may invest     Not specifically           Balanced Shares may
Participations      in loan participations.      identified, but the        specifically invest in
                                                 Portfolio has the          loan participations.
                                                 flexibility to invest in
                                                 a broad range of
                                                 fixed-income securities.

Structured          The Portfolio may invest     Not specifically           Balanced Shares may
Securities          in structured securities.    identified, but the        specifically invest in
                                                 Portfolio has the          structured securities.
                                                 flexibility to invest in
                                                 a broad range of
                                                 fixed-income securities.

Variable and        The Portfolio may invest     Not specifically           Balanced Shares may
Floating Rate       in variable, floating,       identified, but the        specifically invest in
Securities          and inverse floating rate    Portfolio has the          variable, floating, and
                    instruments.                 flexibility to invest in   inverse floating rate
                                                 a broad range of           instruments.
                                                 fixed-income securities.

Preferred Stock     The Portfolio may invest     Same.                      These policies are
                    in preferred stocks.                                    identical.

Convertible         The Portfolio may invest     Same.                      These policies are
Securities          in convertible securities.                              identical.


Depositary          The Portfolio may invest     Same.                      These policies are
Receipts            in American Depositary                                  identical.
                    Receipts ("ADRs"), European
                    Depositary Receipts
                    ("EDRs"), Global Depositary
                    Receipts ("GDRs") or other
                    securities representing
                    securities of companies
                    based in countries other
                    than the United States.

Repurchase          The Portfolio may enter      The Portfolio may enter    Balanced Wealth is not
Agreements          into repurchase              into repurchase            subject to the
                    agreements pertaining to     agreements in which the    limitations of Balanced
                    the type of securities in    Portfolio purchases a      Shares' policy.
                    which it invests with        security from a bank or
                    member banks of the          broker-dealer.
                    Federal Reserve System.
                    Currently, the Fund
                    intends to enter into
                    repurchase agreements
                    only with its custodian
                    and such primary dealers.

Forward             The Portfolio may invest     Same.                      These policies are
Commitments         in forward commitments.                                 identical.

Rights and          The Portfolio may invest     Same.                      These policies are
Warrants            in rights or warrants.                                  identical.

Short Sales         None.                        The Portfolio may make     Balanced Wealth may make
                                                 short sales of             short sales of securities.
                                                 securities or maintain a
                                                 short position, but only
                                                 if at all times when a
                                                 short position is open
                                                 not more than 33% of its
                                                 net assets is held as
                                                 collateral for such
                                                 short sales.

Illiquid            The Portfolio will limit     Same.                      These policies are
Securities          its investment in illiquid                              identical.
                    securities to no more than
                    15% of net assets or such
                    other amount permitted by
                    guidance regarding the 1940
                    Act.

Other Investment    The Portfolio may invest     Same.                      These policies are
Companies           in other investment                                     identical.
                    companies, as permitted by
                    the 1940 Act or the rules
                    or regulations thereunder.

Securities Lending  The Portfolio may lend       Same.                      These policies are
                    portfolio securities to                                 identical.
                    the extent permitted under
                    the 1940 Act or the rules
                    or regulations thereunder
                    (as such statute, rules or
                    regulations may be amended
                    from time to time) or by
                    guidance regarding,
                    interpretations of, or
                    exemptive orders under,
                    the 1940 Act.

Margin              The Portfolio may not        Same.                      These policies are
                    purchase securities on                                  identical.
                    margin, except (i) as
                    otherwise provided under
                    rules adopted by the SEC
                    under the 1940 Act or by
                    guidance regarding the
                    1940 Act, or
                    interpretations thereof,
                    and (ii) that the
                    Portfolio may obtain such
                    short-term credits as are
                    necessary for the
                    clearance of portfolio
                    transactions, and the
                    Portfolio may make margin
                    payments in connection
                    with futures contracts,
                    options, forward
                    contracts, swaps, caps,
                    floors, collars and other
                    financial instruments.

Industry            The Portfolio may not        Same.                      These policies are
Concentration       concentrate investments in                              identical.
                    an industry, as
                    concentration may be
                    defined under the 1940 Act
                    or the rules or
                    regulations thereunder (as
                    such statute, rules or
                    regulations may be amended
                    from time to time) or by
                    guidance regarding,
                    interpretations of, or
                    exemptive orders under,
                    the 1940 Act or the rules
                    or regulations thereunder
                    published by appropriate
                    regulatory authorities. (F)

Borrowing           The Portfolio may not        Same.                      These policies are
                    issue any senior security                               identical.
                    (as that term is defined
                    in the 1940 Act) or borrow
                    money, except to the
                    extent permitted by the
                    1940 Act or the rules or
                    regulations thereunder (as
                    such statute, rules or
                    regulations may be amended
                    from time to time) or by
                    guidance regarding, or
                    interpretations of, or
                    exemptive orders under,
                    the 1940 Act or the rules
                    or regulations thereunder
                    published by appropriate
                    regulatory authorities.
                    For the purposes of this
                    restriction, margin and
                    collateral arrangements,
                    including, for example,
                    with respect to permitted
                    borrowings, options,
                    futures contracts, options
                    on futures contracts and
                    other derivatives such as
                    swaps are not deemed to
                    involve the issuance of a
                    senior security. (F)

Lending             The Portfolio may not make   Same.                      These policies are
                    loans except through (i)                                identical.
                    the purchase of debt
                    obligations in accordance
                    with its investment
                    objective and policies;
                    (ii) the lending of
                    portfolio securities;
                    (iii) the use of
                    repurchase agreements; or
                    (iv) the making of loans
                    to affiliated funds as
                    permitted under the 1940
                    Act, the rules or
                    regulations thereunder (as
                    such statutes, rule or
                    regulations may be amended
                    from time to time), or by
                    guidance regarding, and
                    interpretations of, or
                    exemptive orders under,
                    the 1940 Act. (F)

Real Estate         The Portfolio may not        Same.                      These policies are
                    purchase or sell real                                   identical.
                    estate except that it may
                    dispose of real estate
                    acquired as a result of
                    the ownership of
                    securities or other
                    instruments. This
                    restriction does not
                    prohibit the Portfolio
                    from investing in
                    securities or other
                    instruments backed by real
                    estate or in securities of
                    companies engaged in the
                    real estate business. (F)

Commodities         The Portfolio may not        Same.                      These policies are
                    purchase or sell                                        identical.
                    commodities regulated by
                    the Commodity Futures
                    Trading Commission under
                    the Commodity Exchange Act
                    or commodities contracts
                    except for futures
                    contracts and options on
                    futures contracts. (F)

Underwriting        The Portfolio may not act    Same.                      These policies are
                    as an underwriter of                                    identical.
                    securities, except that
                    the Portfolio may acquire
                    restricted securities
                    under circumstances in
                    which, if such securities
                    were sold, the Portfolio
                    might be deemed to be an
                    underwriter for purposes
                    of the Securities Act of
                    1933, as amended. (F)

----------
(1)  Policies with the notation "F" are fundamental policies.

                                   APPENDIX B

                              PORTFOLIO PERFORMANCE

     The charts below show the percentage gain or loss in each calendar year for the ten-year period ended December 31, 2007, for Class A shares of Balanced Shares and the three-year period ended December 31, 2007 for Class A shares of Balanced Wealth.

     They should give you a general idea of how each Portfolio's return has varied from year to year. The charts include the effects of Portfolio expenses but do not reflect charges associated with the Variable Products or contractholders' accounts. The calculations of annual total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Performance results included the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that Balanced Wealth will achieve any particular level of performance after the Acquisition. Additional discussion of the manner of calculation of total return is contained in the Prospectuses of each Portfolio.

Calendar Year Total Returns

                                 Balanced Shares

The annual returns in the bar chart are for the Portfolio's Class A shares.

   [The following table was depicted as a bar chart in the printed material.]

   17.0    6.5    12.5    2.3    -10.6    19.1    9.1    3.9    11.79    3.05
   --------------------------------------------------------------------------
     98     99      00     01       02      03     04     05       06      07

                                     Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best quarter was up 14.38% in the 4th quarter, 1998; and worst quarter was down -8.50% in the 2nd quarter, 2002.

                                 Balanced Wealth

The annual returns in the bar chart are for the Portfolio's Class A shares.

   [The following table was depicted as a bar chart in the printed material.]

    N/A    N/A     N/A    N/A      N/A     N/A    N/A    7.3     13.9    5.55
   --------------------------------------------------------------------------
     98     99      00     01       02      03     04     05       06      07

                                     Calendar Year End

You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best quarter was up 6.19% in the 4th quarter, 2006; and worst quarter was down -2.90% in the 1st quarter, 2005.

     The following tables list average annual total returns for the one-year, five-years, and ten-years, for Balanced Shares and one-year and since inception for Balanced Wealth, in each case for periods ended December 31, 2007. These tables are intended to provide you with some indication of the risks of investing in the Portfolios. At the bottom of each table, you can compare the Portfolios' performance with the performance of several broad-based market indices.

Average Annual Total Returns

                            Balanced Shares (Class A)

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)
Class A

                               1 Year             5 Years             10 Years
--------------------------------------------------------------------------------
Portfolio                       3.05%               9.22%              7.14%
--------------------------------------------------------------------------------
Russell 1000 Value Index       (0.17)%             14.63%              7.68%
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Index                 6.97%               4.42%              5.97%
--------------------------------------------------------------------------------
60% Russell 1000 Value
Index/40% LB Aggregate Index    2.79%              10.57%              7.00%
--------------------------------------------------------------------------------

                            Balanced Shares (Class B)

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)
Class B

                                                1 Year      5 Years     Since
                                                                      Inception*
--------------------------------------------------------------------------------
Portfolio                                        2.75%        8.95%    5.30%
--------------------------------------------------------------------------------
Russell 1000 Value Index                        (0.17)%      14.63%    9.43%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Index                  6.97%        4.42%    5.03%
--------------------------------------------------------------------------------
60% Russell 1000 Value Index/40% LB
Aggregate Index                                  2.79%       10.57%    7.29%
--------------------------------------------------------------------------------

* Since Inception return information is from October 26, 2001.

Balanced Wealth (Class A)
-------------------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)
Class A

                                             1 Year             Since Inception*
--------------------------------------------------------------------------------
Portfolio                                     5.55%                    9.62%
--------------------------------------------------------------------------------
S&P 500 Stock Index                           5.49%                   11.33%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index          6.97%                    4.98%
--------------------------------------------------------------------------------
60% S&P 500 Stock Index/40% Lehman
Brothers U.S. Aggregate Index                 6.08%                    8.79%
--------------------------------------------------------------------------------

* Since Inception return information is from July 1, 2004.

Balanced Wealth (Class B)
-------------------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)
Class B
                                                                        Since
                                                            1 Year    Inception*
--------------------------------------------------------------------------------
Portfolio                                                    5.26%      9.34%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                          5.49%      9.80%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                         6.97%      5.03%
--------------------------------------------------------------------------------
60% S&P 500 Stock Index/40% Lehman Brothers
U.S. Aggregate Index                                         6.08%      8.08%
--------------------------------------------------------------------------------

* Since Inception return information is from July 1, 2004.

                                   APPENDIX C

                DESCRIPTION OF PRINCIPAL RISKS OF THE PORTFOLIOS

     Among the principal risks of investing in a Portfolio are market risk, interest rate risk, credit risk, allocation risk, non-U.S. (foreign) risk, emerging market risk, currency risk, liquidity risk, capitalization risk, and management risk. Each of these risks is more fully described below. Each Portfolio could become subject to additional risks because the types of investments made by each Portfolio can change over time.

Market Risk This is the risk that the value of a Portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter- or longer-term periods.

Interest      Changes in  interest  rates will affect the yield and value of a
Rate Risk     Portfolio's investments in fixed-income securities. When interest rates rise, the value of a Portfolio's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for Portfolios that invest in fixed-income securities with longer maturities or durations.

Credit Risk   This is the risk that the issuer or the guarantor of a
              fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security and any accrued interest.
              The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security or its guarantor may be downgraded after purchase of the security, which may affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Allocation    If a Portfolio pursues the objective of a portfolio balanced
Risk          between equity and debt securities, it has the risk that the allocation of these investments may have a more significant effect on the Portfolio's NAV when one of these asset classes is performing more poorly than the other.

Non-U.S.      A Portfolio's investments in non-U.S. (foreign) securities may
(Foreign)     experience more rapid and extreme changes in value than
Risk          investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of securities. Non-U.S. companies usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic development could adversely affect a Portfolio's investments in a non-U.S. country. These risks are heightened for emerging market countries because there may be more economic, political and social instability, and investments in companies in emerging markets may have more risk because these securities may be more volatile and less liquid. To the extent a Portfolio invests in a particular country or geographic region, the Portfolio may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions.

Emerging      Non-U.S.  investment risk may be particularly high to the extent
Market Risk   a Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risk of investing in developed non-U.S. (foreign) countries.

Currency      This is the risk that fluctuations in the exchange rates between
Risk          the U.S. Dollar and non-U.S. (foreign) currencies may negatively affect the value of a Portfolio's investments or reduce the returns of a Portfolio.

Liquidity     Liquidity risk exists when particular investments are difficult to
Risk          purchase or sell, possibly preventing a Portfolio from selling out of these illiquid securities at an advantageous time or price.
              Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

Management    Each Portfolio is subject to management risk because it is an
Risk          actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for each Portfolio, but there can be no guarantee that its decisions will produce the desired results.

                                   APPENDIX D

                        CERTAIN INFORMATION APPLICABLE TO
                  CLASS A AND CLASS B SHARES OF BALANCED WEALTH

How to Buy and Sell Shares

     The Portfolio offers its shares through the separate accounts of life insurance companies (the "Insurers"). You may only purchase and sell shares through these separate accounts. See the prospectus of the separate account of the participating insurance company for information on the purchase and sale of the Portfolio's shares. AllianceBernstein Investments, Inc. ("ABI") may from time to time receive payments from Insurers in connection with the sale of the Portfolio's shares through the Insurer's separate accounts.

     The Insurers maintain omnibus account arrangements with the Portfolio in respect of the Portfolio and place aggregate purchase, redemption and exchange orders for shares of the Portfolio corresponding to orders placed by the contractholders who have purchased contracts from the Insurers, in each case, in accordance with the terms and conditions of the relevant contract. Omnibus account arrangements maintained by the Insurers are discussed below under "Limitations on Ability to Detect and Curtail Excessive Trading Practices."

     ABI may refuse any order to purchase shares. The Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

Payments to Financial Intermediaries

     Financial intermediaries, such as the Insurers, market and sell shares of the Portfolio and typically receive compensation for selling shares of the Portfolio. This compensation is paid from various sources. Insurers or your financial intermediary receive compensation from ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

     o    defrayal of costs for educational seminars and training;

     o    additional distribution support; and

     o payments related to providing contractholder recordkeeping and/or administrative services.

     ABI and/or the Adviser may pay Insurers or other financial intermediaries to perform record-keeping and administrative services in connection with the Portfolio. Such payments will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the Insurer.

Other Payments for Distribution Services and Educational Support

     In addition to the fees described above, ABI, at its expense, currently provides additional payments to the Insurers that sell shares of the Portfolio. These sums include payments to reimburse directly or indirectly the costs incurred by the Insurers and their employees in connection with educational seminars and training efforts about the Portfolio for the Insurers' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

     For 2008, ABI's additional payments to these firms for educational support and distribution assistance related to the AVP Portfolios is expected to be approximately $1.5 million. In 2007, ABI paid additional payments of approximately $1.2 million for the AVP Portfolios.

     If one mutual fund sponsor that offers shares to separate accounts of an Insurer makes greater distribution assistance payments than another, the Insurer may have an incentive to recommend or offer the shares of funds of one fund sponsor over another.

     Please speak with your financial intermediary to learn more about the total amounts paid to your financial intermediary by the Adviser, ABI and by other mutual fund sponsors that offer shares to Insurers that may be recommended to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

     ABI anticipates that the Insurers or their affiliates that will receive additional payments for educational support include:

     AIG SunAmerica
     Ameriprise Financial
     Genworth Financial
     Grant West Life Annuity Co.
     Hartford Life Insurance
     ING Reliastar Life
     ING USA Annuity and Life Insurance Co.
     Lincoln Financial Distributors
     Merrill Lynch
     Prudential Financial
     ReliaStar Life Insurance Co.
     RiverSource Distributors, Inc.
     Transamerica Capital, Inc.

     Although the Portfolio may use brokers and dealers who sell shares of the Portfolio to effect Portfolio transactions, the Portfolio does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect Portfolio transactions.

Frequent Purchases and Redemptions of Portfolio Shares

     The Portfolio's Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Portfolio shares or excessive or short-term trading that may disadvantage long-term contractholders. These policies are described below. The Portfolio reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any Insurer or a contractholder's financial intermediary.

Risks Associated With Excessive Or Short-Term Trading Generally
---------------------------------------------------------------

     While the Portfolio will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, contractholders that engage in rapid purchases and sales or exchanges of the Portfolio's shares dilute the value of shares held by long-term contractholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Portfolio's shares may force the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Portfolio may incur increased expenses if one or more contractholders engage in excessive or short-term trading. For example, a Portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, the Portfolio may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Portfolio performance.

     Investments in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its NAV at 4:00 p.m., Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a contractholder engaging in a short-term trading strategy to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (referred to as "time zone arbitrage"). The Portfolio has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its NAV. While there is no assurance, the Portfolio expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a contractholder's ability to engage in time zone arbitrage to the detriment of other contractholders.

     Contractholders engaging in a short-term trading strategy may also target a Portfolio that does not invest primarily in foreign securities. If the Portfolio invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, it has the risk that the current market price for the securities may not accurately reflect current market values. Contractholders may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Portfolio may be adversely affected by price arbitrage, in particular, to the extent that it significantly invests in small-cap securities or specific industry sector securities.

Policy Regarding Short-Term Trading
-----------------------------------

     Purchases and exchanges of shares of the Portfolio should be made for investment purposes only. The Portfolio seeks to prevent patterns of excessive purchases and sales or exchanges of Portfolio shares. The Portfolio will seek to prevent such practices to the extent they are detected by the procedures described below. The Portfolio reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

     Transaction Surveillance Procedures. The Portfolio, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Portfolio shares. This surveillance process involves several factors, which include scrutinizing individual Insurers' omnibus transaction activity in Portfolio shares in order to ascertain whether any such activity attributable to one or more contractholders might constitute excessive or short-term trading. Insurers' omnibus transaction activity identified by these surveillance procedures, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might indicate excessive or short-term trading activity attributable to one or more contractholders. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

     Account Blocking Procedures. If the Portfolio determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Insurer's omnibus account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted, except to the extent the Portfolio, ABI or ABIS has been informed in writing that the terms and conditions of a particular contract may limit the Portfolio's ability to apply its short-term trading policy to contractholder activity as discussed below. As a result, any contractholder seeking to engage through an Insurer in purchase or exchange activity in shares of the Portfolio under a particular contract will be prevented from doing so. However, sales of Portfolio shares back to the Portfolio or redemptions will continue to be permitted in accordance with the terms of the Portfolio's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. An Insurer's omnibus account that is blocked will generally remain blocked unless and until the Insurer provides evidence or assurance acceptable to the Portfolio one or more contractholders did not or will not in the future engage in excessive or short-term trading.

     Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. The Portfolio applies its surveillance procedures to Insurers. As required by SEC rules, the Portfolio has entered into agreements with all of its financial intermediaries, including Insurers, that require the financial intermediaries to provide the Portfolio, upon the request of the Portfolio or its agents, with individual account level information about their transactions. If the Portfolio detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, an Insurer will also execute instructions from the Portfolio to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Portfolio shares.

Risks to Contractholders Resulting From Imposition of Account Blocks in Response to Excessive Short-Term Trading Activity
--------------------------------------------------------------------------------

     A contractholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in shares of the Portfolio that the contractholder did not intend to hold on a long-term basis or that may not be appropriate for the contractholder's risk profile. To rectify this situation, a contractholder with a "blocked" account may be forced to redeem Portfolio shares, which could be costly if, for example, these shares have declined in value. To avoid this risk, a contractholder should carefully monitor the purchases, sales, and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices
------------------------------------------------------------------------

     Insurers utilizing omnibus account arrangements may not identify to the Portfolio, ABI or ABIS contractholders' transaction activity relating to shares of the Portfolio on an individual basis. Consequently, the Portfolio, ABI and ABIS may not be able to detect excessive or short-term trading in shares of the Portfolio attributable to a particular contractholder who effects purchase and redemption and/or exchange activity in shares of the Portfolio through an Insurer acting in an omnibus capacity. In seeking to prevent excessive or short-term trading in shares of the Portfolio, including the maintenance of any transaction surveillance or account blocking procedures, the Portfolio, ABI and ABIS consider the information actually available to them at the time.

How the Portfolio Values Its Shares

     The Portfolio's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern Time), only on days when the Exchange is open for business. To calculate NAV, the Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If the Portfolio invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when contractholders will not be able to purchase or redeem their shares in the Portfolio.

     The Portfolio values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Directors. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The Portfolio may determine fair value based upon developments related to a specific security, current valuations of non-U.S. (foreign) stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

     The Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. (foreign) markets because, among other things, most non-U.S. (foreign) markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these non-U.S. (foreign) markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Portfolio believes that non-U.S. (foreign) security values may be affected by events that occur after the close of non-U.S. (foreign) securities markets. To account for this, the Portfolio may frequently value many of its non-U.S. (foreign) equity securities using fair value prices based on third party vendor modeling tools to the extent available.

     Subject to the Directors' oversight, the Directors has delegated responsibility for valuing the Portfolio's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Directors, to value the Portfolio's assets on behalf of the Portfolio. The Valuation Committee values Portfolio assets as described above.

     Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Portfolio.

                                   APPENDIX E

                                OTHER INFORMATION

     The following information provides only a summary of the key features of the organizational structure and governing documents of the Portfolios. Each Portfolio is organized as a series of the same Maryland corporation. The Charter and Bylaw provisions that govern AVP apply to Balanced Wealth and Balanced Shares. Accordingly, there are no differences between Balanced Shares and Balanced Wealth in terms of their corporate organizational structures.

General

     Each Portfolio has procedures available to its respective shareholders for calling shareholders' meetings and for the removal of directors. Under Maryland law, unless the charter provides otherwise (which AVP's does not), a director may be removed, either with or without cause, at a meeting duly called and at which a quorum is present by the affirmative vote of the holders of a majority of the votes entitled to be cast for the election of directors. Under the Bylaws, shareholder-requested special meetings of shareholders for any other purpose shall be called by AVP's Secretary only upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at the meeting.

     For each Portfolio, the presence in person or by proxy of the holders of one-third of the shares entitled to be cast constitutes a quorum at any meeting of shareholders of the Portfolio. When a quorum is present at any meeting, the affirmative vote of a majority of the votes (or with respect to the election of directors, a plurality of votes) cast shall decide any question brought before such meeting, except as otherwise required by law.

Shares of Common Stock of the Portfolios

     The Portfolios' shares have no preemptive rights. Each share has equal voting, dividend, distribution and liquidation rights. Shareholders are entitled to one vote per share. All voting rights for the election of directors are non-cumulative, which means that the holders of more than 50% of the shares of common stock of AVP can elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares of common stock will not be able to elect any directors. The Portfolios are organized as series of the same Maryland corporation and thus their shareholders have the same rights due to them under state law. The Portfolios are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the 1940 Act. Under the 1940 Act, Balanced Shares and Balanced Wealth are required to hold a shareholder meeting if, among other reasons, the number of Directors elected by shareholders is less than a majority of the total number of Directors, or if a Portfolio seeks to change its fundamental investment policies.

Dividends and Distributions

     Balanced Shares and Balanced Wealth have the same dividends and distributions policies. Both Balanced Shares and Balanced Wealth declare dividends on their shares at least annually. The income and capital gains distribution is made in shares of each Portfolio.

Indemnification and Liability of Directors and Officers

     The charter of AVP generally provides for the indemnification of officers and directors, as applicable, to the full extent permitted by Maryland law. This indemnification does not protect any such person against any liability to a Portfolio or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

     Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. AVP's charter contains such a provision that eliminates directors' and officers' liability to the maximum extent permitted by Maryland law. This exculpation does not protect any such person against any liability to a Portfolio or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

                                   APPENDIX F

                   FORM OF PLAN OF ACQUISITION AND LIQUIDATION

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                           WITH RESPECT TO ITS SERIES
                   ALLIANCEBERNSTEIN BALANCED SHARES PORTFOLIO
                                       AND
              ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY PORTFOLIO

                                      As of

                                  June 11, 2008

     This Plan of Acquisition and Liquidation (the "Plan") has been adopted by the Board of Directors of AllianceBernstein Variable Products Series Fund, Inc., a Maryland corporation (the "Corporation"), as of this 11th day of June, 2008, to provide for the reorganization of AllianceBernstein Balanced Shares Portfolio (the "Acquired Portfolio") into AllianceBernstein Balanced Wealth Strategy Portfolio (the "Acquiring Portfolio"). The Acquired Portfolio and the Acquiring Portfolio (together, the "Portfolios") are each separate series of the Corporation, an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

     The Board of Directors (the "Board") has determined that it is in the best interest of the stockholders of the Acquiring Portfolio and the Acquired Portfolio that the Acquired Portfolio transfer all of the assets attributable to its Class A shares held by its stockholders ("Stockholders") in exchange for Class A shares of equal net asset value of the Acquiring Portfolio ("Class A Acquisition Shares"), transfer all of the assets attributable to its Class B shares held by its Stockholders in exchange for Class B shares of equal net asset value of the Acquiring Portfolio ("Class B Acquisition Shares" and together with Class A Acquisition Shares, the "Acquisition Shares") and distribute Class A Acquisition Shares and Class B Acquisition Shares, respectively, of the Acquired Portfolio and that the Corporation redeem the outstanding shares (the "Acquired Portfolio Shares") of the Acquired Portfolio, all as provided for below (the "Acquisition").

     In this Plan of Acquisition, any references to a Portfolio taking action shall mean and include all necessary actions of the Corporation on behalf of a Portfolio, unless the context of this Plan of Acquisition or the 1940 Act requires otherwise.

     The Corporation intends that the Acquisition qualify as a "reorganization" within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provisions, and that with respect to the Acquisition, the Acquiring Portfolio and the Acquired Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

1.   Definitions

     In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:

1933 Act         Securities Act of 1933, as amended.

Assets All assets of any kind and all interests, rights, privileges and powers of or attributable to the Acquired Portfolio or its shares, as appropriate, whether or not determinable at the Effective Time (as defined herein) and wherever located, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the Acquired Portfolio or attributable to its shares and any deferred or prepaid expense, other than unamortized organizational expenses, shown as an asset on the Acquired Portfolio's books.

Closing Date     Such date as the officers of the Corporation shall designate.

Effective Time   5:00 p.m., Eastern Time, on the Closing Date, or such other time as the officers of the Corporation shall designate.

Financial        The audited financial statements of the relevant Portfolio for
Statements       its most recently completed fiscal year and, if applicable, the unaudited financial statements of that Portfolio for its most recently completed semi-annual period.

Liabilities      All liabilities, expenses and obligations of any kind
                 whatsoever of the Acquired Portfolio, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14             The Registration Statement of the Acquiring Portfolio on Form
Registration     N-14 under the 1940 Act that will register the Acquisition
Statement        Shares to be issued in the Acquisition.

Valuation Time   The close of regular session trading on the New York Stock
                 Exchange ("NYSE") on the Closing Date, when for purposes of the Plan, the Corporation determines the net asset value per Acquisition Share of the Acquiring Portfolio and the net value of the assets of the Acquired Portfolio.

NAV A Portfolio's net asset value is calculated by valuing and totaling assets and then subtracting liabilities and then dividing the balance by the number of shares that are outstanding.

2.   Regulatory Filings

     The Acquiring Portfolio shall promptly prepare and file the N-14 Registration Statement with the SEC, and the Acquiring Portfolio and the Acquired Portfolio also shall make any other required or appropriate filings with respect to the actions contemplated hereby.

3.   Transfer of the Acquired Portfolio's Assets

     The Acquiring Portfolio and the Acquired Portfolio shall take the following steps with respect to the Acquisition, as applicable:

     (a) On or prior to the Closing Date, the Acquired Portfolio shall pay or provide for the payment of all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Portfolio that are known to the Acquired Portfolio and that are due and payable prior to or as of the Closing Date.

     (b) Prior to the Effective Time, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Portfolio will declare to Acquired Portfolio Stockholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing (a) all the excess of (i) the Acquired Portfolio's investment income excludable from gross income under
          Section 103(a) of the Code over (ii) the Acquired Portfolio's deductions disallowed under Sections 265 and 171(a)(2) of the Code,
          (b) all of the Acquired Portfolio's investment company taxable income (as defined in Code Section 852), (computed in each case without regard to any deduction for dividends paid), and (c) all of the Acquired Portfolio's net realized capital gain (as defined in Code
          Section 1222), if any (after reduction for any capital loss carryover), for the taxable year ending on December 31, 2007 and for the short taxable year beginning on January 1, 2008, and ending on the Closing Date. Such dividends will be declared and paid to ensure continued qualification of the Acquired Portfolio as a "regulated investment company" for tax purposes and to eliminate fund-level tax.

     (c) At the Effective Time, the Acquired Portfolio shall assign, transfer, deliver and convey the Assets to the Acquiring Portfolio, subject to the Liabilities, and the Acquiring Portfolio shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (i) the Assets at and after the Effective Time shall become and be assets of the Acquiring Portfolio, and (ii) the Liabilities at the Effective Time shall attach to the Acquiring Portfolio, and shall be enforceable against the Acquiring Portfolio to the same extent as if initially incurred by the Acquiring Portfolio. The Corporation shall redeem the outstanding shares of the Acquired Portfolio by issuance of shares of Acquiring Portfolio as described more fully below.

     (d) Within a reasonable time prior to the Closing Date, the Acquired Portfolio shall provide, if requested, a list of the Assets to the Acquiring Portfolio. The Acquired Portfolio may sell any asset on such list prior to the Effective Time. After the Acquired Portfolio provides such list, the Acquired Portfolio will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of the Acquiring Portfolio. Within a reasonable time after receipt of the list and prior to the Closing Date, the Acquiring Portfolio will advise the Acquired Portfolio in writing of any investments shown on the list that the Acquiring Portfolio has determined to be inconsistent with its investment objective, policies and restrictions. The Acquired Portfolio will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Acquired Portfolio's investment objectives, policies and restrictions. In addition, if the Acquiring Portfolio determines that, as a result of the Acquisition, the Acquiring Portfolio would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Portfolio, the Acquiring Portfolio will advise the Acquired Portfolio in writing of any such limitation and the Acquired Portfolio shall dispose of a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Acquired Portfolio's investment objectives, policies and restrictions.

     (e) The Acquired Portfolio shall assign, transfer, deliver and convey the Assets to the Acquiring Portfolio at the Effective Time on the following basis:

          (1) The value of the Assets less the Liabilities of the Acquired Portfolio attributable to shares of Class A held by Stockholders and shares of Class B held by Stockholders, determined as of the Valuation Time, shall be divided by the then NAV of one Class A and Class B Acquisition Share, as applicable, and, in exchange for the transfer of the Assets, the Acquiring Portfolio shall simultaneously issue and deliver to the Acquired Portfolio the number of Class A and Class B Acquisition Shares (including fractional shares) so determined, rounded to the second decimal place or such other decimal place as the officers of the Corporation shall designate;

          (2) The NAV of Class A and Class B Acquisition Shares to be delivered to the Acquired Portfolio shall be determined as of the Valuation Time in accordance with the Acquiring Portfolio's then applicable valuation procedures, and the net value of the Assets to be conveyed to the Acquiring Portfolio shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Acquired Portfolio; and

          (3) The portfolio securities of the Acquired Portfolio shall be made available by the Acquired Portfolio to The Bank of New York, as custodian for the Acquiring Portfolio (the "Custodian"), for examination no later than five business days preceding the Valuation Time. On the Closing Date, such portfolio securities and all the Acquired Portfolio's cash shall be delivered by the Acquired Portfolio to the Custodian for the account of the Acquiring Portfolio, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian, or shall be wired to an account pursuant to instructions provided by the Acquiring Portfolio.

     (f) Promptly after the Closing Date, the Acquired Portfolio will deliver to the Acquiring Portfolio a Statement of Assets and Liabilities of the Acquired Portfolio as of the Closing Date.

4. Termination of the Acquired Portfolio, Registration of Acquisition Shares and Access to Records

     The Acquired Portfolio and the Acquiring Portfolio also shall take the following steps, as applicable:

     (a) At or as soon as reasonably practical after the Effective Time, the Acquired Portfolio shall terminate by transferring pro rata to its Class A Stockholders of record Class A Acquisition Shares received by the Acquired Portfolio pursuant to Section 3(e)(1) of this Plan and to its Class B Stockholders of record Class B Acquisition Shares received by the Acquired Portfolio pursuant to Section 3(e)(1) of this Plan. The Acquiring Portfolio shall establish accounts on its share records and note on such accounts the names of the former Acquired Portfolio Stockholders and the types and amounts of the Acquisition Shares that former Acquired Portfolio Stockholders are due based on their respective holdings of the Acquired Portfolio Shares as of the close of business on the Closing Date. Fractional Acquisition Shares shall be carried to the second decimal place. The Acquiring Portfolio shall not issue certificates representing the Acquisition Shares in connection with such exchange. All issued and outstanding Acquired Portfolio Shares will be simultaneously redeemed and cancelled on the books of the Acquired Portfolio. Ownership of the Acquisition Shares will be shown on the books of the Acquiring Portfolio's transfer agent.

          Following distribution by the Acquired Portfolio to its Stockholders of all Acquisition Shares delivered to the Acquired Portfolio, the Acquired Portfolio shall wind up its affairs and shall take all steps as are necessary and proper to terminate as soon as is reasonably possible after the Effective Time.

     (b) At and after the Closing Date, the Acquired Portfolio shall provide the Acquiring Portfolio and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Portfolio's Stockholders and the number and percentage ownership of the outstanding shares of the Acquired Portfolio owned by Stockholders as of the Effective Time, and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Portfolio Stockholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquired Portfolio shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Acquired Portfolio as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

5.   Conditions to Consummation of the Acquisition

     The consummation of the Acquisition shall be subject to the following conditions precedent:

     (a) There shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio or the Acquired Portfolio since the date of the most recent Financial Statements. Negative investment performance shall not be considered a material adverse change.

     (b) The Corporation shall have received an opinion of Seward & Kissel LLP, substantially to the effect that for federal income tax purposes:

          (1) The Acquisition will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that the Acquiring Portfolio and the Acquired Portfolio will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

          (2) A Stockholder of the Acquired Portfolio will recognize no gain or loss on the exchange of the Stockholder's shares of the Acquired Portfolio solely for Acquisition Shares;

          (3) Neither the Acquired Portfolio nor the Acquiring Portfolio will recognize any gain or loss upon the transfer of all of the Assets to the Acquiring Portfolio in exchange for Acquisition Shares and the assumption by the Acquiring Portfolio of the Liabilities pursuant to this Plan or upon the distribution of Acquisition Shares to Stockholders of the Acquired Portfolio in exchange for their respective shares of the Acquired Portfolio;

          (4) The holding period and tax basis of the Assets acquired by the Acquiring Portfolio will be the same as the holding period and tax basis that the Acquired Portfolio had in such Assets immediately prior to the Acquisition;

          (5) The aggregate tax basis of Acquisition Shares received in connection with the Acquisition by each Stockholder of the Acquired Portfolio (including any fractional share to which the Stockholder may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Portfolio surrendered in exchange therefor, and increased by any gain recognized on the exchange;

          (6) The holding period of Acquisition Shares received in connection with the Acquisition by each Stockholder of the Acquired Portfolio (including any fractional share to which the stockholder may be entitled) will include the holding period of the shares of the Acquired Portfolio surrendered in exchange therefor, provided that such Acquired Portfolio shares constitute capital assets in the hands of the Stockholder as of the Closing Date; and

          (7) The Acquiring Portfolio will succeed to the capital loss carryovers of the Acquired Portfolio but the use of the Acquiring Portfolio's existing capital loss carryovers (as well as the carryovers of the Acquired Portfolio) may be subject to limitation under Section 383 of the Code after the Acquisition.

          The opinion will be based on certain factual certifications made by officers of the Portfolios and will also be based on customary assumptions and subject to certain qualifications. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

          Notwithstanding this subparagraph (b), Seward & Kissel LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Portfolio shall provide additional factual representations to Seward & Kissel LLP with respect to the Portfolios that are reasonably necessary to enable Seward & Kissel LLP to deliver the tax opinion. Notwithstanding anything in this Plan to the contrary, neither Portfolio may waive in any material respect the conditions set forth under this subparagraph (b).

     (c) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquisition Shares, and the SEC shall not have instituted and, to the knowledge of the Acquiring Portfolio, is not contemplating instituting any stop order suspending the effectiveness of the N-14 Registration Statement.

     (d) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Acquisition.

     (e)  The SEC shall not have issued any unfavorable advisory report under
          Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.

     (f) The Acquired Portfolio shall have received a letter from AllianceBernstein L.P. (the "Adviser") with respect to insurance matters in form and substance satisfactory to the Acquired Portfolio.

     (g) The Acquiring Portfolio shall have received a letter from the Adviser agreeing to indemnify the Acquiring Portfolio in respect of certain liabilities of the Acquired Portfolio in form and substance satisfactory to the Acquiring Portfolio.

6.   Closing

     (a) The Closing shall be held at the offices of the Corporation, 1345 Avenue of the Americas, New York, New York 10105, or at such other place as the officers of the Corporation may designate.

     (b) In the event that at the Valuation Time (i) the NYSE shall be closed to trading or trading thereon shall be restricted, or (ii) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Time, this Plan may be terminated by the Board.

     (c) The Acquiring Portfolio will provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that Acquisition Shares issuable pursuant to the Acquisition have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. After the Closing Date, the Acquiring Portfolio will provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that such Shares have been credited pro rata to open accounts in the names of the Acquired Portfolio Stockholders.

     (d) At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by this Plan.

7.   Termination of Plan

     A majority of the Corporation's Board may terminate this Plan before the applicable Effective Time if: (i) any of the conditions precedent set forth herein are not satisfied; or (ii) the Board determines that the consummation of the Acquisition is not in the best interests of either Portfolio or its Stockholders.

8.   Termination of the Acquired Portfolio

     If the Acquisition is consummated, the Acquired Portfolio shall terminate its registration under the 1940 Act and the 1933 Act and will terminate.

9.   Expenses

     The Acquisition expenses shall be borne by both Portfolios and apportioned on the basis of each Portfolio's relative expense ratio reductions.

                                   APPENDIX G

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of Balanced Shares and Balanced Wealth as of March 31, 2008 and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of Balanced Shares by Balanced Wealth at net asset value as of March 31, 2008.

                                                                        Balanced Wealth
                  Balanced Shares    Balanced Wealth      Pro Forma         Class A
                      Class A            Class A         Adjustments     (pro forma)(a)
                   ------------        ------------    --------------    --------------
Net Asset Value    $111,525,704           $9,356          (68,609)(b)    $111,466,451

Shares
outstanding           6,196,226              765        2,923,322           9,120,313

Net asset value
per share                $18.00           $12.23                               $12.22

                                                                        Balanced Wealth
                  Balanced Shares    Balanced Wealth      Pro Forma         Class B
                      Class B            Class B         Adjustments     (pro forma)(a)
                   ------------        ------------    --------------    --------------
Net Asset Value     $33,866,833     $220,045,214         (130,391)(b)    $253,781,656

Shares
outstanding           1,895,712       18,124,741          893,202          20,913,655

Net asset value
per share                $17.86           $12.14                               $12.13

----------

(a) Assumes the Acquisition was consummated on March 31, 2008 and is for information purposes only. No assurance can be given as to how many shares of Balanced Wealth will be received by the shareholders of Balanced Shares on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of Balanced Wealth that actually will be received on or after such date.

(b)  Includes adjustments for estimated proxy costs.

                                   APPENDIX H

                                LEGAL PROCEEDINGS

     On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, AllianceBernstein Holding L.P. ("Holding"), AllianceBernstein Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act of 1933, as amended, Sections 10(b) and 20(a) of the Securities and Exchange Act of 1934, as amended, and Sections 206 and 215 of the Investment Advisers Act of 1940, as amended. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

     Following October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (the "SEC Order") and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (the "NYAG Order").

     On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which we previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

     It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the affected fund's shares or other adverse consequences to those funds. This may require those funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Portfolio. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to those funds or the portfolio.

                                   APPENDIX I

                           SHARE OWNERSHIP INFORMATION

Shares Outstanding

     As of June 16, 2008, each Portfolio had the following number of shares of common stock outstanding.

                                                         Number of Outstanding
                                                              Shares of
Portfolio                                   Class            Common Stock
-----------------------------------------   -----    ---------------------------
Balanced Shares                               A               6,780,749
                                              B               2,111,377

Balanced Wealth                               A                     765
                                              B              21,707,110

Ownership of Shares

     As of June 16, 2008, the Directors and officers of each Portfolio as a group beneficially owned less than 1% of the outstanding shares of common stock of that Portfolio. To the knowledge of each Portfolio, the following table shows the persons owning, as of June 16, 2008, either of record or beneficially, 5% or more of the outstanding shares of the Portfolio and the percentage of the combined Portfolio's shares to be owned by the persons if the Acquisition had been consummated as of that date.


                                                                                                              Percentage of
                                                                                                              Outstanding Shares
                                                                  Number of             Percentage of         of Combined
                         Name and Address of                      Outstanding Shares    Outstanding Shares    Portfolio Class
Portfolio and Class      Shareholder                              of Class Owned        of Class Owned        Owned
-------------------      ----------------------                   ------------------    -------------------   -------------------


Balanced Shares

Class A                  American International Life                 356,043             5.26%                      3.90%
                         Insurance Company of New York
                         Attn:  Ed Bacon
                         2727 A Allen Parkway
                         Mail Stop 4D-1
                         Houston, TX  77019-2116

                         AIG Life Insurance Company                6,102,762            90.13%                     66.91%
                         Attn:  Ed Bacon
                         2727 A Allen Parkway
                         Mail Stop 4D-1
                         Houston, TX  77019-2107

Class B                  Anchor National Life Insurance Company    1,914,576            90.68%                      9.15%
                         Attn:  Variable Annuity Accounting
                         21650 Oxnard Street
                         Woodland Hills, CA  91367-4901

                         American Enterprise Life                    137,072             6.49%                      0.66%
                         Insurance Company
                         1497 AXP Financial Center
                         Minneapolis, MN  55474-0001
Balanced Wealth

                         Alliance Capital Management L.P.                765              100%                      0.01%
Class A                  Attn:  Raymond Cardosi - Seed Account
                         1 N. Lexington Avenue
                         White Plains, NY  10601-1712

Class B                  Hartford Life and Annuity                10,722,413            49.11%                     51.27%
                         Separate Account
                         200 Hopwood Meadow Street
                         P.O. Box 2999
                         Hartford, CT  06104-2999

                         Hartford Life Separate Account 1A         4,361,900            19.98%                     20.86%
                         200 Hopwood Meadow Street
                         P.O. Box 2999
                         Hartford, CT  06104-2999

                         GE Life and Annuity Insurance Company     1,444,477             6.62%                      6.91%
                         6610 Broad Street
                         Building 3, 5th Floor
                         Attn:  Variable Accounting
                         Richmond, VA  23230-1702

                         Anchor National Life Insurance Company    3,424,733            15.68%                     16.38%
                         Attn:  Variable Annuity Accounting
                         21650 Oxnard Street
                         Woodland Hills, CA  91367-4901

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX J

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand each Portfolio's financial performance for the past 5 years (or, if shorter, the period of the Portfolio's operations). Certain information reflects financial results for a single share of each Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by Ernst & Young LLP, the independent registered public accounting firm for both Balanced Wealth and Balanced Shares as of the end of the Portfolios' last fiscal year, whose reports, along with each Portfolio's financial statements, are included in the Portfolios' annual report and available upon request.

                                                          Balanced Shares
                                                          ---------------
                                                                                                         Less: Dividends and
                                              Income from Investment Operations                             Distributions
                                        --------------------------------------------                 --------------------------

                                                         Net Realized
                                                              and
                                                          Unrealized                    Net Increase    Dividends   Distributions
                          Net Asset         Net           Gain (Loss)                  (Decrease) in      from      from Net
                           Value,       Investment            on                          Net Asset       Net       Realized Gain
                          Beginning       Income          Investment    Contribution     Value from    Investment   on Investment
Fiscal Year or Period     of Period     (Loss)(a)        Transactions   from Adviser     Operations      Income     Transactions
---------------------     ---------     ----------       ------------   ------------   -------------   ----------   -------------
Balanced Shares

Class A

Year Ended 12/31/07         $20.31         $.51             $ .08           $.04          $ .63        $(.55)          $(.46)
Year Ended 12/31/06          19.18          .49              1.66           0.00           2.15         (.49)           (.53)
Year Ended 12/31/05          18.94          .43               .30           0.00            .73         (.49)           0.00
Year Ended 12/31/04          17.76          .46(e)           1.12           0.00           1.58         (.40)           0.00
Year Ended 12/31/03          15.30          .42              2.47           0.00           2.89         (.43)           0.00

Class B

Year Ended 12/31/07         $20.18         $.46             $ .07           $.04          $ .57        $(.50)          $(.46)
Year Ended 12/31/06          19.05          .44              1.66           0.00           2.10         (.44)           (.53)
Year Ended 12/31/05          18.83          .38               .29           0.00            .67         (.45)           0.00
Year Ended 12/31/04          17.69          .43(e)           1.10           0.00           1.53         (.39)           0.00
Year Ended 12/31/03          15.27          .36              2.48           0.00           2.84         (.42)           0.00

----------
See footnotes on page 56.

                          Less: Dividends and
                              Distributions      Total Return                       Ratios/Supplemental Data
                       ------------------------  ------------  ------------------------------------------------------------------

                                                                                Ratio to                     Ratio to
                                                                                Average         Ratio to     Average
                                                                               Net Assets       Average        Net
                                                     Total     Net Assets,        of           Net Assets     Assets
                           Total      Net Asset   Investment     End of      Expenses, Net    of Expenses,    of Net
                         Dividends      Value    Return Based    Period           of            Before      Investment  Portfolio
                            and        End of    on Net Asset    (000's      Waivers and     Waivers and      Income    Turnover
Fiscal Year or Period  Distributions   Period      Value(b)     Omitted)    Reimbursements  Reimbursements    (Loss)      Rate
---------------------  -------------  ---------  ------------  -----------  --------------  --------------  ----------  ---------
Balanced Shares

Class A

Year Ended 12/31/07       $(1.01)      $19.93        3.05%(c)   $131,663        .73%             .73%         2.51%        67%
Year Ended 12/31/06        (1.02)       20.31       11.79        163,608        .73(d)           .73(d)       2.53(d)      40
Year Ended 12/31/05         (.49)       19.18        3.91        175,005        .71              .71          2.29         52
Year Ended 12/31/04         (.40)       18.94        9.07        193,600        .71              .76          2.57(e)      60
Year Ended 12/31/03         (.43)       17.76       19.05        197,334        .79              .79          2.60         81

Class B

Year Ended 12/31/07        $(.96)      $19.79        2.75%(c)    $38,804        .98%             .98%         2.26%        67%
Year Ended 12/31/06         (.97)       20.18       11.56         44,609        .98(d)           .98(d)       2.28(d)      40
Year Ended 12/31/05         (.45)       19.05        3.61         45,493        .96              .96          2.04         52
Year Ended 12/31/04         (.39)       18.83        8.79         45,047        .96             1.01          2.35(e)      60
Year Ended 12/31/03         (.42)       17.69       18.78         23,417       1.05             1.05          2.29         81

----------
See footnotes on page 56.

                                                          Balanced Wealth
                                                          ---------------
                                                                                          Less: Dividends and
                                         Income from Investment Operations                   Distributions
                                         ---------------------------------             -----------------------

                                                         Net Realized
                                                              and                                       Distributions
                                                          Unrealized     Net Increase    Dividends   from Net Realized
                          Net Asset         Net           Gain (Loss)   (Decrease) in      from      Gain on Investment
                           Value,       Investment            on           Net Asset       Net           and Foreign
                          Beginning       Income          Investment      Value from    Investment        Currency
Fiscal Year or Period     of Period     (Loss)(a)        Transactions     Operations      Income         Transactions
---------------------     ---------     ----------       ------------   -------------   ----------   ------------------
Balanced Wealth

Class A

Year Ended 12/31/07         $12.87          $.31(e)         $ .41          $ .72           $(.32)          $(.22)
Year Ended 12/31/06          11.39           .25(e)          1.32           1.57            (.09)           0.00
Year Ended 12/31/05          10.69           .18(e)           .60            .78            (.05)           (.03)
6/01/04(f) to 12/31/04       10.00           .07(e)           .62            .69            0.00            0.00

Class B

Year Ended 12/31/07         $12.81          $.27(e)         $ .41          $ .68           $(.30)          $(.22)
Year Ended 12/31/06          11.34           .22(e)          1.33           1.55            (.08)           0.00
Year Ended 12/31/05          10.67           .15(e)           .60            .75            (.05)           (.03)
6/01/04(f) to 12/31/04       10.00           .06(e)           .61            .67            0.00            0.00

----------
See footnotes on page 56.

                          Less: Dividends and
                              Distributions      Total Return                       Ratios/Supplemental Data
                       ------------------------  ------------  ------------------------------------------------------------------

                                                                                Ratio to                     Ratio to
                                                                                Average         Ratio to     Average
                                                                               Net Assets       Average        Net
                                                     Total     Net Assets,        of           Net Assets     Assets
                           Total      Net Asset   Investment     End of      Expenses, Net    of Expenses,    of Net
                         Dividends     Value,    Return Based    Period           of            Before      Investment  Portfolio
                            and        End of    on Net Asset    (000's      Waivers and     Waivers and      Income    Turnover
Fiscal Year or Period  Distributions   Period      Value(b)     Omitted)    Reimbursements  Reimbursements    (Loss)      Rate
---------------------  -------------  ---------  ------------  -----------  --------------  --------------  ----------  ---------
Balanced Wealth

Class A

Year Ended 12/31/07       $(.54)       $13.05         5.55%      $    10       .76%             .85%          2.33%         77%
Year Ended 12/31/06        (.09)        12.87        13.92        11,111       .99(d)          1.07(d)        2.08(d)      203
Year Ended 12/31/05        (.08)        11.39         7.30         9,746      1.20             1.54           1.64         139
6/01/04(f) to 12/31/04      0.00        10.69         6.90         9,089      1.20(g)          2.87(g)        1.36(g)       44

Class B

Year Ended 12/31/07       $(.52)       $12.97         5.26%     $211,440      1.01%            1.07%          2.11%         77%
Year Ended 12/31/06        (.08)        12.81        13.75       124,992      1.23(d)          1.31(d)        1.84(d)      203
Year Ended 12/31/05        (.08)        11.34         7.01        64,325      1.45             1.77           1.31         139
6/01/04(f) to 12/31/04      0.00        10.67         6.70        17,866      1.45(g)          3.34(g)        1.49(g)       44

----------

(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge or contingent deferred sales charge, if applicable, is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized.

(c) Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the performance of Class A shares and Class B shares of AllianceBernstein Shares Portfolio for the year ended December 31, 2007 by 0.16% for each Class of shares.

(d)  The ratio includes expenses attributable to costs of proxy solicitation.

(e)  Net of expenses reimbursed or waived by the Adviser.

(f)  Commencement of operations.

(g)  Annualized.

              ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.

             - ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY PORTFOLIO
                           1345 Avenue of the Americas
                               New York, New York
                            Toll Free (800) 221-5672

                       STATEMENT OF ADDITIONAL INFORMATION
                                  July 28, 2008


     This Statement of Additional Information (the "SAI") relates to the acquisition (the "Acquisition") of all of the assets and liabilities of AllianceBernstein Balanced Shares Portfolio ("Balanced Shares"), a series of AllianceBernstein Variable Product Series Fund, Inc., by AllianceBernstein Balanced Wealth Strategy Portfolio ("Balanced Wealth").

     This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus dated July 28, 2008 (the "Prospectus") of Balanced Wealth which relates to the Acquisition. As described in the Prospectus, the Acquisition would involve the transfer of all the assets of Balanced Shares in exchange for shares of Balanced Wealth and the assumption by Balanced Wealth of all the liabilities of Balanced Shares. Balanced Shares would distribute the Balanced Wealth shares it receives to its shareholders in complete liquidation of Balanced Shares. Balanced Wealth will be the survivor for accounting purposes.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Balanced Shares at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                         Page

ADDITIONAL INFORMATION ABOUT BALANCED WEALTH AND BALANCED SHARES          2

FINANCIAL STATEMENTS                                                      3

Additional Information About Balanced Wealth and Balanced Shares

     Further information about Balanced Wealth and Balanced Shares is contained in their Statements of Additional Information each dated May 1, 2008, which are available upon request and without charge by writing to Balanced Shares at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

Financial Statements

     The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended December 31, 2007, of Balanced Wealth, which report contains historical financial information regarding Balanced Wealth, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

     The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended December 31, 2007, of Balanced Shares, which report contains historical financial information regarding Balanced Shares, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.


     Pro Forma Financial Information:

     The following represents the pro forma financial information:

                           PRO FORMA ALLIANCEBERNSTEIN
                          VARIABLE PRODUCT SERIES FUND,
                              FINANCIAL STATEMENTS



                   ALLIANCEBERNSTEIN BALANCED SHARES PORTFOLIO

              ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY PORTFOLIO










                                  July 28, 2008

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
BALANCED WEALTH PORTFOLIO
                                                           AllianceBernstein Variable Products Series Fund Balanced Wealth Portfolio
December 31, 2007 (unaudited)                              AllianceBernstein Variable Products Series Fund Balanced Shares Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 63.0%
FINANCIALS - 18.5%
BANKING - 3.9%
Bank of America Corp.           $  29,400 $         1,213,044       45,800 $    1,889,708   $    -0-           75,200 $   3,102,752
Citigroup, Inc.                    28,400             836,096       64,700      1,904,768        -0-           93,100     2,740,864
Comerica, Inc.                      3,800             165,414          -0-            -0-        -0-            3,800       165,414
Federal Home Loan Mortgage
Corp.                               4,600             156,722          -0-            -0-        -0-            4,600       156,722
Federal National Mortgage
Association                         6,800             271,864          -0-            -0-        -0-            6,800       271,864
Fifth Third Bancorp                 5,400             135,702          -0-            -0-        -0-            5,400       135,702
JPMorgan Chase & Co.               23,100           1,008,315      117,600      5,133,240        -0-          140,700     6,141,555
Keycorp                             4,100              96,145          -0-            -0-        -0-            4,100        96,145
National City Corp.                 2,200              36,212          -0-            -0-        -0-            2,200        36,212
SunTrust Banks, Inc.                2,150             134,354          -0-            -0-        -0-            2,150       134,354
U.S. Bancorp                        8,200             260,268          -0-            -0-        -0-            8,200       260,268
Wachovia Corp.                      4,500             171,135          -0-            -0-        -0-            4,500       171,135
Washington Mutual, Inc.             6,600              89,826          -0-            -0-        -0-            6,600        89,826
Wells Fargo & Co.                   9,200             277,748       39,200      1,183,448        -0-           48,400     1,461,196
                                            ------------------               -------------    -------                  -------------
                                                    4,852,845                  10,111,164        -0-                     14,964,009
                                            ------------------               -------------    -------                  -------------
CAPITAL MARKETS - 2.6%
3i Group PLC                       10,223             202,409          -0-            -0-        -0-           10,223       202,409
Bank of New York Mellon Corp.         -0-                 -0-       16,320        795,763        -0-           16,320       795,763
The Blackstone Group LP            19,400             429,322          -0-            -0-        -0-           19,400       429,322
Credit Suisse Group                 8,550             514,672          -0-            -0-        -0-            8,550       514,672
Deutsche Bank AG                    2,500             326,730          -0-            -0-        -0-            2,500       326,730
Franklin Resources, Inc.            9,375           1,072,781       11,700      1,338,831        -0-           21,075     2,411,612
The Goldman Sachs Group, Inc.       2,065             444,078        1,600        344,080        -0-            3,665       788,158
Julius Baer Holding AG              5,574             457,376          -0-            -0-        -0-            5,574       457,376
Lehman Brothers Holdings, Inc.      3,800             248,672        9,900        647,856        -0-           13,700       896,528
Macquarie Group Ltd.                4,716             315,535          -0-            -0-        -0-            4,716       315,535
Man Group PLC                      42,277             479,918          -0-            -0-        -0-           42,277       479,918
Northern Trust Corp.                  -0-                 -0-       29,300      2,243,794        -0-           29,300     2,243,794
                                            ------------------               -------------    -------                  -------------
                                                    4,491,493                   5,370,324        -0-                      9,861,817
                                            ------------------               -------------    -------                  -------------
COMMERCIAL BANKS - 1.0%
Banco Santander Central
Hispano SA                          2,247              48,531          -0-            -0-        -0-            2,247        48,531
Bank Leumi Le-Israel (a)           14,400              69,842          -0-            -0-        -0-           14,400        69,842
Barclays PLC                       33,800             341,357          -0-            -0-        -0-           33,800       341,357
BNP Paribas SA                      3,100             336,350          -0-            -0-        -0-            3,100       336,350
China Construction Bank
Corp.-Class H                     157,000             131,477          -0-            -0-        -0-          157,000       131,477
Credit Agricole SA                  9,821             331,324          -0-            -0-        -0-            9,821       331,324
Hana Financial Group, Inc. (a)      1,100              59,060          -0-            -0-        -0-            1,100        59,060
HBOS PLC                           29,920             435,068          -0-            -0-        -0-           29,920       435,068
Kookmin Bank (a)                    1,200              88,457          -0-            -0-        -0-            1,200        88,457
Mitsubishi UFJ Financial
Group, Inc.                        42,800             403,601          -0-            -0-        -0-           42,800       403,601
Royal Bank of Scotland Group PLC   47,331             417,908          -0-            -0-        -0-           47,331       417,908
Societe Generale                    2,460             355,788          -0-            -0-        -0-            2,460       355,788
Standard Chartered PLC              9,114             332,631          -0-            -0-        -0-            9,114       332,631
Sumitomo Mitsui Financial
Group, Inc.                            50             370,014          -0-            -0-        -0-               50       370,014
                                            ------------------               -------------    -------                  -------------
                                                    3,721,408                         -0-        -0-                      3,721,408
                                            ------------------               -------------    -------                  -------------
CONSUMER FINANCE - 0.1%
American Express Co.                3,000             156,060          -0-            -0-        -0-            3,000       156,060
Discover Financial Services         5,400              81,432          -0-            -0-        -0-            5,400        81,432
ORIX Corp.                          1,480             248,917          -0-            -0-        -0-            1,480       248,917
                                            ------------------               -------------    -------                  -------------
                                                      486,409                         -0-        -0-                        486,409
                                            ------------------               -------------    -------                  -------------
DIVERSIFIED FINANCIAL
SERVICES - 0.7%
CME Group, Inc.-Class A             1,675           1,149,050          -0-            -0-        -0-            1,675     1,149,050
Deutsche Boerse AG                  2,970             582,934          -0-            -0-        -0-            2,970       582,934
Fortis (Euronext Brussels)          9,666             253,044          -0-            -0-        -0-            9,666       253,044
ING Groep NV                        9,300             362,378          -0-            -0-        -0-            9,300       362,378
Moody's Corp.                       2,400              85,680          -0-            -0-        -0-            2,400        85,680
NYSE Euronext                       3,700             324,749          -0-            -0-        -0-            3,700       324,749
                                            ------------------               -------------    -------                  -------------
                                                    2,757,835                         -0-        -0-                      2,757,835
                                            ------------------               -------------    -------                  -------------
FINANCIAL SERVICES - 0.6%
Ameriprise Financial, Inc.          2,800             154,308          -0-            -0-        -0-            2,800       154,308
CIT Group, Inc.                     5,700             136,971          -0-            -0-        -0-            5,700       136,971
Janus Capital Group, Inc.           1,300              42,705          -0-            -0-        -0-            1,300        42,705
MBIA, Inc.                          2,400              44,712          -0-            -0-        -0-            2,400        44,712
Merrill Lynch & Co., Inc.           5,000             268,400       22,400      1,202,432        -0-           27,400     1,470,832
Morgan Stanley                      8,900             472,679          -0-            -0-        -0-            8,900       472,679
                                            ------------------               -------------    -------                  -------------
                                                    1,119,775                   1,202,432        -0-                      2,322,207
                                            ------------------               -------------    -------                  -------------
INSURANCE - 4.3%
ACE Ltd.                            4,600             284,188       55,900      3,453,502        -0-           60,500     3,737,690
Allianz SE                          1,900             409,695          -0-            -0-        -0-            1,900       409,695
Allstate Corp.                      6,600             344,718          -0-            -0-        -0-            6,600       344,718
AMBAC Financial Group, Inc.         2,700              69,579          -0-            -0-        -0-            2,700        69,579
American International
Group, Inc.                        14,900             868,670       67,500      3,935,250        -0-           82,400     4,803,920
AON Corp.                           2,900             138,301          -0-            -0-        -0-            2,900       138,301
Assicurazioni Generali SpA          2,765             125,161          -0-            -0-        -0-            2,765       125,161
Aviva PLC                          15,154             201,964          -0-            -0-        -0-           15,154       201,964
Axis Capital Holdings Ltd.            -0-                 -0-       52,700      2,053,719        -0-           52,700     2,053,719
Chubb Corp.                         5,900             322,022          -0-            -0-        -0-            5,900       322,022
Everest Re Group Ltd.               1,900             190,760          -0-            -0-        -0-            1,900       190,760

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial,
Inc.- Class A                  $    6,200 $            90,582          -0- $          -0-   $    -0-            6,200 $      90,582
Fondiaria-Sai SpA (ordinary
shares)                             2,300              94,349          -0-            -0-        -0-            2,300        94,349
Fondiaria-Sai SpA (saving
shares)                               700              19,679          -0-            -0-        -0-              700        19,679
Genworth Financial, Inc.-
Class A                            10,600             269,770          -0-            -0-        -0-           10,600       269,770
Hartford Financial Services
Group, Inc.                         2,600             226,694        6,200        540,578        -0-            8,800       767,272
Marsh & McLennan Cos., Inc.         9,400             248,818          -0-            -0-        -0-            9,400       248,818
MetLife, Inc.                       5,700             351,234          -0-            -0-        -0-            5,700       351,234
Muenchener Rueckversicherungs AG    1,700             329,931          -0-            -0-        -0-            1,700       329,931
Old Republic International Corp.    7,900             121,739          -0-            -0-        -0-            7,900       121,739
PartnerRe Ltd.                      2,200             181,566          -0-            -0-        -0-            2,200       181,566
QBE Insurance Group Ltd.           12,595             365,668          -0-            -0-        -0-           12,595       365,668
Safeco Corp.                        2,400             133,632          -0-            -0-        -0-            2,400       133,632
Torchmark Corp.                     1,875             113,494          -0-            -0-        -0-            1,875       113,494
The Travelers Cos., Inc.            7,200             387,360          -0-            -0-        -0-            7,200       387,360
Unum Group                          9,900             235,521          -0-            -0-        -0-            9,900       235,521
Willis Group Holdings Ltd.            -0-                 -0-        5,900        224,023        -0-            5,900       224,023
                                            ------------------               -------------    -------                  -------------
                                                    6,125,095                  10,207,072        -0-                     16,332,167
                                            ------------------               -------------    -------                  -------------
PROPERTY -  CASUALTY
INSURANCE - 0.1%
The Progressive Corp.              14,500             277,820          -0-            -0-        -0-           14,500       277,820
                                            ------------------               -------------    -------                  -------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 3.5%
Alexandria Real Estate
Equities, Inc.                      1,825             185,548          -0-            -0-        -0-            1,825       185,548
Allied Properties Real Estate
Investment Trust                    9,740             204,669          -0-            -0-        -0-            9,740       204,669
AMB Property Corp.                  2,300             132,388          -0-            -0-        -0-            2,300       132,388
Apartment Investment &
Management Co.-Class A              4,600             159,758          -0-            -0-        -0-            4,600       159,758
Ascendas Real Estate Investment
Trust                              84,000             142,205          -0-            -0-        -0-           84,000       142,205
Ashford Hospitality Trust, Inc.     9,300              66,867          -0-            -0-        -0-            9,300        66,867
AvalonBay Communities, Inc.           900              84,726          -0-            -0-        -0-              900        84,726
Boardwalk Real Estate Investment
Trust (a)                           5,888             265,773          -0-            -0-        -0-            5,888       265,773
Boston Properties, Inc.             1,800             165,258          -0-            -0-        -0-            1,800       165,258
British Land Co. PLC               10,644             199,603          -0-            -0-        -0-           10,644       199,603
Canadian Real Estate Investment
Trust                               8,434             247,723          -0-            -0-        -0-            8,434       247,723
CapitaMall Trust                  146,600             347,602          -0-            -0-        -0-          146,600       347,602
Cominar Real Estate Investment
Trust (a)                           6,582             136,049          -0-            -0-        -0-            6,582       136,049
DB RREEF Trust                    267,963             467,771          -0-            -0-        -0-          267,963       467,771
Derwent Valley Holdings PLC         7,450             207,144          -0-            -0-        -0-            7,450       207,144
DiamondRock Hospitality Co.         5,500              82,390          -0-            -0-        -0-            5,500        82,390
Digital Realty Trust, Inc.          8,300             318,471          -0-            -0-        -0-            8,300       318,471
Dundee Real Estate Investment
Trust (a)                           3,601             123,030          -0-            -0-        -0-            3,601       123,030
Entertainment Properties Trust      3,100             145,700          -0-            -0-        -0-            3,100       145,700
Equity Residential                  5,500             200,585          -0-            -0-        -0-            5,500       200,585
Essex Property Trust, Inc.            425              41,433          -0-            -0-        -0-              425        41,433
FelCor Lodging Trust, Inc.          3,100              48,329          -0-            -0-        -0-            3,100        48,329
First Industrial Realty
Trust, Inc.                         2,900             100,340          -0-            -0-        -0-            2,900       100,340
Fonciere des Murs                   2,800              93,092          -0-            -0-        -0-            2,800        93,092
Fonciere Des Regions                  475              60,227          -0-            -0-        -0-              475        60,227
General Growth Properties, Inc.     9,700             399,446          -0-            -0-        -0-            9,700       399,446
General Property Group             34,988             123,145          -0-            -0-        -0-           34,988       123,145
Great Portland Estates PLC         15,400             143,491          -0-            -0-        -0-           15,400       143,491
H&R Real Estate Investment              1                  17          -0-            -0-        -0-                1            17
Hammerson PLC                       8,750             178,325          -0-            -0-        -0-            8,750       178,325
HCP, Inc.                           3,600             125,208          -0-            -0-        -0-            3,600       125,208
Health Care REIT, Inc.              3,900             174,291          -0-            -0-        -0-            3,900       174,291
Highwoods Properties, Inc.          4,400             129,272          -0-            -0-        -0-            4,400       129,272
Home Properties, Inc.               3,100             139,035          -0-            -0-        -0-            3,100       139,035
Host Hotels & Resorts, Inc.        11,829             201,566          -0-            -0-        -0-           11,829       201,566
ING Office Fund                   131,600             185,886          -0-            -0-        -0-          131,600       185,886
Japan Real Estate Investment
Corp.-Class A                          16             198,575          -0-            -0-        -0-               16       198,575
Kimco Realty Corp.                  4,250             154,700          -0-            -0-        -0-            4,250       154,700
Klepierre                           8,595             439,306          -0-            -0-        -0-            8,595       439,306
Land Securities Group PLC           5,842             175,070          -0-            -0-        -0-            5,842       175,070
LaSalle Hotel Properties            2,300              73,370          -0-            -0-        -0-            2,300        73,370
Liberty International PLC          10,400             222,203          -0-            -0-        -0-           10,400       222,203
Macerich Co.                        2,300             163,438          -0-            -0-        -0-            2,300       163,438
Mid-America Apartment
Communities, Inc.                   2,250              96,187          -0-            -0-        -0-            2,250        96,187
Mirvac Group                       80,182             419,038          -0-            -0-        -0-           80,182       419,038
National Retail Properties          3,700              86,506          -0-            -0-        -0-            3,700        86,506
Nationwide Health Properties,
Inc.                                6,700             210,179          -0-            -0-        -0-            6,700       210,179
Nippon Building Fund, Inc.-
Class A                                21             293,261          -0-            -0-        -0-               21       293,261
Nomura Real Estate Office Fund,
   Inc.-Class A                        19             178,797          -0-            -0-        -0-               19       178,797
Omega Healthcare Investors, Inc.    5,500              88,275          -0-            -0-        -0-            5,500        88,275
Primaris Retail Real Estate
Investment Trust (a)                7,149             132,559          -0-            -0-        -0-            7,149       132,559
Prologis                            6,775             429,399          -0-            -0-        -0-            6,775       429,399
Public Storage                      2,050             150,490          -0-            -0-        -0-            2,050       150,490
Rayonier, Inc.                      5,300             250,372          -0-            -0-        -0-            5,300       250,372
RioCan Real Estate Investment
Trust (a)                           7,491             165,609          -0-            -0-        -0-            7,491       165,609
RioCan Real Estate Investment
Trust (a)                           1,400              30,952          -0-            -0-        -0-            1,400        30,952
Segro PLC                           8,769              81,581          -0-            -0-        -0-            8,769        81,581
Simon Property Group, Inc.          7,350             638,421          -0-            -0-        -0-            7,350       638,421
SL Green Realty Corp.                 550              51,403          -0-            -0-        -0-              550        51,403
Stockland                          19,479             142,973          -0-            -0-        -0-           19,479       142,973
Stockland-New                         422               3,027          -0-            -0-        -0-              422         3,027
Strategic Hotels & Resorts, Inc.    4,400              73,612          -0-            -0-        -0-            4,400        73,612
Sunstone Hotel Investors, Inc.      3,600              65,844          -0-            -0-        -0-            3,600        65,844
Tanger Factory Outlet Centers       5,050             190,435          -0-            -0-        -0-            5,050       190,435

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.         $     4,900 $           241,031          -0- $          -0-   $    -0-            4,900 $     241,031
UDR, Inc.                           4,050              80,392          -0-            -0-        -0-            4,050        80,392
Unibail                             2,525             553,306          -0-            -0-        -0-            2,525       553,306
Ventas, Inc.                        6,950             314,487          -0-            -0-        -0-            6,950       314,487
Vornado Realty Trust                4,000             351,800          -0-            -0-        -0-            4,000       351,800
Westfield Group                    33,589             614,092          -0-            -0-        -0-           33,589       614,092
                                            ------------------               -------------    -------                  -------------
                                                   13,387,053                         -0-        -0-                     13,387,053
                                            ------------------               -------------    -------                  -------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT -1.7%
Beni Stabili SpA                   76,800              83,325          -0-            -0-        -0-           76,800        83,325
Brookfield Properties Corp.         2,225              42,831          -0-            -0-        -0-            2,225        42,831
Citycon Oyj                        33,942             181,072          -0-            -0-        -0-           33,942       181,072
Forest City Enterprises,
Inc.-Class A                        1,650              73,326          -0-            -0-        -0-            1,650        73,326
Hang Lung Properties Ltd.         141,000             629,996          -0-            -0-        -0-          141,000       629,996
Henderson Land Development
Co., Ltd.                          18,000             167,168          -0-            -0-        -0-           18,000       167,168
IVG Immobilien AG                   3,900             128,728          -0-            -0-        -0-            3,900       128,728
Keppel Land Ltd.                   44,000             220,151          -0-            -0-        -0-           44,000       220,151
Kerry Properties Ltd.              86,131             684,864          -0-            -0-        -0-           86,131       684,864
Lend Lease Corp. Ltd.              32,000             483,197          -0-            -0-        -0-           32,000       483,197
Mitsubishi Estate Co., Ltd.        15,000             357,374          -0-            -0-        -0-           15,000       357,374
Mitsui Fudosan Co., Ltd.           13,100             282,521          -0-            -0-        -0-           13,100       282,521
New World Development Co., Ltd.   125,997             441,117          -0-            -0-        -0-          125,997       441,117
Norwegian Property ASA             20,500             249,072          -0-            -0-        -0-           20,500       249,072
NTT Urban Development Corp. (a)       390             624,363          -0-            -0-        -0-              390       624,363
Sino Land Co.                      79,950             279,968          -0-            -0-        -0-           79,950       279,968
Sponda OYJ                         10,300             122,463          -0-            -0-        -0-           10,300       122,463
Sumitomo Realty & Development       8,000             195,649          -0-            -0-        -0-            8,000       195,649
Sun Hung Kai Properties Ltd.       46,700             980,866          -0-            -0-        -0-           46,700       980,866
Tokyu Land Corp.                   31,000             265,246          -0-            -0-        -0-           31,000       265,246
                                            ------------------               -------------    -------                  -------------
                                                    6,493,297                         -0-        -0-                      6,493,297
                                            ------------------               -------------    -------                  -------------
                                                   43,713,030                  26,890,992        -0-                     70,604,022
                                            ------------------               -------------    -------                  -------------
INFORMATION TECHNOLOGY - 7.7%
COMMUNICATIONS EQUIPMENT - 1.4%
Cisco Systems, Inc. (b)            60,450           1,636,381       51,000      1,380,570        -0-          111,450     3,016,951
Nokia OYJ (ADR)                    19,700             756,283          -0-            -0-        -0-           19,700       756,283
Nokia OYJ                          17,244             662,469          -0-            -0-        -0-           17,244       662,469
Research In Motion Ltd. (b)         9,075           1,029,105          -0-            -0-        -0-            9,075     1,029,105
                                            ------------------               -------------    -------                  -------------
                                                    4,084,238                   1,380,570        -0-                      5,464,808
                                            ------------------               -------------    -------                  -------------
COMPUTERS & PERIPHERALS - 2.0%
Apple, Inc. (b)                    12,430           2,462,134          -0-            -0-        -0-           12,430     2,462,134
Asustek Computer, Inc. (a)         43,000             127,951          -0-            -0-        -0-           43,000       127,951
Compal Electronics, Inc. (a)       56,280              61,282          -0-            -0-        -0-           56,280        61,282
EMC Corp. (b)                      15,500             287,215          -0-            -0-        -0-           15,500       287,215
Fujitsu Ltd.                       38,000             254,200          -0-            -0-        -0-           38,000       254,200
Hewlett-Packard Co.                27,700           1,398,296        8,400        424,032        -0-           36,100     1,822,328
Sun Microsystems, Inc. (b)            -0-                 -0-      141,325      2,562,223        -0-          141,325     2,562,223
Toshiba Corp.                      26,000             191,879          -0-            -0-        -0-           26,000       191,879
                                            ------------------               -------------    -------                  -------------
                                                    4,782,957                   2,986,255        -0-                      7,769,212
                                            ------------------               -------------    -------                  -------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.1%
AU Optronics Corp. (a)             86,692             167,186          -0-            -0-        -0-           86,692       167,186
HON HAI Precision Industry
Co. Ltd. (a)                        8,200              50,541          -0-            -0-        -0-            8,200        50,541
Tyco Electronics Ltd.               1,250              46,412          -0-            -0-        -0-            1,250        46,412
                                            ------------------               -------------    -------                  -------------
                                                      264,139                         -0-        -0-                        264,139
                                            ------------------               -------------    -------                  -------------
INTERNET SOFTWARE &
SERVICES - 0.7%
Google, Inc.-Class A (b)            3,900           2,696,772          -0-            -0-        -0-            3,900     2,696,772
                                            ------------------               -------------    -------                  -------------
IT SERVICES - 0.6%
Accenture Ltd.-Class A                -0-                 -0-       63,200      2,277,096        -0-           63,200     2,277,096
                                            ------------------               -------------    -------                  -------------
OFFICE ELECTRONICS - 0.0%
Konica Minolta Holdings, Inc.       5,500              96,421          -0-            -0-        -0-            5,500        96,421
                                            ------------------               -------------    -------                  -------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.7%
Applied Materials, Inc.               -0-                 -0-       35,700        634,032        -0-           35,700       634,032
Broadcom Corp.-Class A (b)         25,000             653,500        2,400         62,736        -0-           27,400       716,236
Hynix Semiconductor, Inc. (a)(b)    5,900             161,598          -0-            -0-        -0-            5,900       161,598
Integrated Device
Technology, Inc. (b)                  -0-                 -0-       42,900        485,199        -0-           42,900       485,199
Intel Corp.                        18,850             502,541       54,100      1,442,306        -0-           72,950     1,944,847
Nvidia Corp. (b)                   24,425             830,938       35,700      1,214,514        -0-           60,125     2,045,452
Samsung Electronics Co. Ltd. (a)      140              82,390          -0-            -0-        -0-              140        82,390
United Microelectronics Corp. (a) 398,207             247,387          -0-            -0-        -0-          398,207       247,387
                                            ------------------               -------------    -------                  -------------
                                                    2,478,354                   3,838,787        -0-                      6,317,141
                                            ------------------               -------------    -------                  -------------
SOFTWARE - 1.2%
Adobe Systems, Inc. (b)            14,700             628,131        9,200        393,116        -0-           23,900     1,021,247
Microsoft Corp.                    20,400             726,240       70,200      2,499,120        -0-           90,600     3,225,360
Nintendo Co. Ltd.                     400             234,861          -0-            -0-        -0-              400       234,861
Oracle Corp. (b)                    5,700             128,706          -0-            -0-        -0-            5,700       128,706
                                            ------------------               -------------    -------                  -------------
                                                    1,717,938                   2,892,236        -0-                      4,610,174
                                            ------------------               -------------    -------                  -------------
                                                   16,120,819                  13,374,944        -0-                     29,495,763
                                            ------------------               -------------    -------                  -------------
ENERGY- 7.4%
ENERGY EQUIPMENT &
SERVICES - 1.3%
Baker Hughes, Inc.                 13,950           1,131,345       11,310        917,241        -0-           25,260     2,048,586
Cameron International Corp. (b)     6,300             303,219        6,200        298,406        -0-           12,500       601,625
Nabors Industries Ltd. (b)            -0-                 -0-       30,100        824,439        -0-           30,100       824,439
Schlumberger Ltd.                  14,700           1,446,039          -0-            -0-        -0-           14,700     1,446,039

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Technip SA                    $     2,010 $           159,878          -0- $          -0-   $    -0-            2,010 $     159,878
                                            ------------------               -------------    -------                  -------------
                                                    3,040,481                   2,040,086        -0-                      5,080,567
                                            ------------------               -------------    -------                  -------------
ENERGY SOURCES - 3.8%
Chevron Corp.                      14,400           1,343,952        32,000      2,986,560        -0-           46,400     4,330,512
ConocoPhillips                     11,300             997,790         9,100        803,530        -0-           20,400     1,801,320
Exxon Mobil Corp.                  22,700           2,126,763        52,300      4,899,987        -0-           75,000     7,026,750
Marathon Oil Corp.                  5,600             340,816        15,700        955,502        -0-           21,300     1,296,318
Occidental Petroleum Corp.          1,900             146,281           -0-            -0-        -0-            1,900       146,281
                                            ------------------               --------------    -------                 -------------
                                                    4,955,602                    9,645,579        -0-                     14,601,181
                                            ------------------               --------------    -------                 -------------
OIL, GAS & CONSUMABLE FUELS
- 2.3%
China Petroleum & Chemical
Corp.-Class H                     108,000             160,105          -0-            -0-        -0-          108,000       160,105
China Shenhua Energy Co.
Ltd.-Class H                       42,000             247,413          -0-            -0-        -0-           42,000       247,413
ENI SpA                             9,800             357,665          -0-            -0-        -0-            9,800       357,665
EOG Resources, Inc.                 7,150             638,137          -0-            -0-        -0-            7,150       638,137
Gazprom OAO (Sponsored) (ADR)       4,476             253,789          -0-            -0-        -0-            4,476       253,789
LUKOIL (Sponsored) (ADR)            2,000             169,000          -0-            -0-        -0-            2,000       169,000
Noble Energy, Inc.                    -0-                 -0-       15,900      1,264,368        -0-           15,900     1,264,368
Petro-Canada (a)                    1,200              64,745          -0-            -0-        -0-            1,200        64,745
Petroleo Brasileiro SA (ADR)        2,800             322,672          -0-            -0-        -0-            2,800       322,672
Petroleo Brasileiro SA
(Sponsored) (ADR)                   1,900             182,818          -0-            -0-        -0-            1,900       182,818
Royal Dutch Shell PLC              12,600             531,172          -0-            -0-        -0-           12,600       531,172
Royal Dutch Shell PLC
 (Euronext Amsterdam)-Class A       9,657             407,670          -0-            -0-        -0-            9,657       407,670
StatoilHydro ASA                    8,900             274,572          -0-            -0-        -0-            8,900       274,572
Total SA                            7,166             593,348          -0-            -0-        -0-            7,166       593,348
Total SA (ADR)                        -0-                 -0-       37,900      3,130,540        -0-           37,900     3,130,540
                                            ------------------               -------------    -------                  ------------
                                                    4,203,106                   4,394,908        -0-                      8,598,014
                                            ------------------               -------------    -------                  ------------
                                                   12,199,189                  16,080,573        -0-                     28,279,762
                                            ------------------               -------------    -------                  ------------
INDUSTRIALS- 4.9%
AEROSPACE & DEFENSE - 1.6%
BAE Systems PLC                    44,621             442,814          -0-              -        -0-           44,621       442,814
Boeing Co.                          2,350             205,531          -0-              -        -0-            2,350       205,531
Honeywell International, Inc.      19,200           1,182,144       12,100        744,997        -0-           31,300     1,927,141
Spirit Aerosystems Holdings,
 Inc.-Class A (b)                  14,300             493,350          -0-              -        -0-           14,300       493,350
United Technologies Corp.           2,500             191,350       37,700      2,885,558        -0-           40,200     3,076,908
                                            ------------------               -------------    -------                  -------------
                                                    2,515,189                   3,630,555        -0-                      6,145,744
                                            ------------------               -------------    -------                  -------------
AIRLINES - 0.1%
Air France-KLM                      3,200             111,835          -0-            -0-        -0-            3,200       111,835
Deutsche Lufthansa AG               4,600             122,418          -0-            -0-        -0-            4,600       122,418
                                            ------------------               -------------    -------                  -------------
                                                      234,253                         -0-        -0-                        234,253
                                            ------------------               -------------    -------                  -------------
COMMERCIAL SERVICES &
SUPPLIES - 0.2%
Allied Waste Industries,
Inc. (b)                           16,100             177,422          -0-            -0-        -0-           16,100       177,422
Capita Group PLC                    5,713              79,202          -0-            -0-        -0-            5,713        79,202
Dun & Bradstreet Corp.                -0-                 -0-        6,300        558,369        -0-            6,300       558,369
Pitney Bowes, Inc.                  3,800             144,552          -0-            -0-        -0-            3,800       144,552
                                            ------------------               -------------    -------                  -------------
                                                      401,176                     558,369        -0-                        959,545
                                            ------------------               -------------    -------                  -------------
CONSTRUCTION &
ENGINEERING - 0.2%
Fluor Corp.                         5,000             728,600          -0-            -0-        -0-            5,000       728,600
                                            ------------------               -------------    -------                  -------------
ELECTRICAL EQUIPMENT - 1.6%
ABB Ltd.                           19,079             550,082          -0-            -0-        -0-           19,079       550,082
ABB Ltd. (Sponsored) (ADR)         19,200             552,960          -0-            -0-        -0-           19,200       552,960
Emerson Electric Co.                7,350             416,451       77,400      4,385,484        -0-           84,750     4,801,935
Renewable Energy Corp. (b)          1,917              96,154          -0-            -0-        -0-            1,917        96,154
                                            ------------------               -------------    -------                  -------------
                                                    1,615,647                   4,385,484        -0-                      6,001,131
                                            ------------------               -------------    -------                  -------------
INDUSTRIAL CONGLOMERATES - 0.3%
3M Co.                              1,800             151,776          -0-            -0-        -0-            1,800       151,776
Mcdermott Intl Inc. (b)             2,200             129,866          -0-            -0-        -0-            2,200       129,866
Siemens AG                          3,108             492,182          -0-            -0-        -0-            3,108       492,182
Textron, Inc.                       7,250             516,925          -0-            -0-        -0-            7,250       516,925
Tyco International Ltd.             1,250              49,563          -0-            -0-        -0-            1,250        49,563
                                            ------------------               -------------    -------                  -------------
                                                    1,340,312                         -0-        -0-                      1,340,312
                                            ------------------               -------------    -------                  -------------
MACHINERY - 0.6%
Caterpillar, Inc.                   2,900             210,424          -0-            -0-        -0-            2,900       210,424
Deere & Co.                        10,950           1,019,664          -0-            -0-        -0-           10,950     1,019,664
Ingersoll-Rand Co. Ltd.-Class A     6,000             278,820          -0-            -0-        -0-            6,000       278,820
Komatsu Ltd.                        5,700             152,869          -0-            -0-        -0-            5,700       152,869
NGK Insulators Ltd.                 9,000             241,302          -0-            -0-        -0-            9,000       241,302
PACCAR, Inc.                        3,600             196,128          -0-            -0-        -0-            3,600       196,128
Sumitomo Heavy Industries Ltd.        800               7,294          -0-            -0-        -0-              800         7,294
Terex Corp. (b)                     2,100             137,697          -0-            -0-        -0-            2,100       137,697
                                            ------------------               -------------    -------                  -------------
                                                    2,244,198                         -0-        -0-                      2,244,198
                                            ------------------               -------------    -------                  -------------
MARINE - 0.1%
Mitsui OSK Lines Ltd.              10,000             126,423          -0-            -0-        -0-           10,000       126,423
Nippon Yusen KK (a)                16,000             126,048          -0-            -0-        -0-           16,000       126,048
                                            ------------------               -------------    -------                  -------------
                                                      252,471                         -0-        -0-                        252,471
                                            ------------------               -------------    -------                  -------------
ROAD & RAIL - 0.0%
Avis Budget Group, Inc. (b)         3,600              46,800          -0-            -0-        -0-            3,600        46,800
                                            ------------------               -------------    -------                  -------------
TRADING COMPANIES &
DISTRIBUTORS - 0.2%
Mitsubishi Corp.                    4,100             110,965          -0-            -0-        -0-            4,100       110,965
                                                                                                                       -------------
                                                                                                                       -------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Mitsui & Co. Ltd.             $    26,000 $           542,949          -0- $          -0-   $    -0-           26,000 $     542,949
                                            ------------------               -------------    -------                  -------------
                                                      653,914                         -0-        -0-                        653,914
                                            ------------------               -------------    -------                  -------------
                                                   10,032,560                   8,574,408        -0-                     18,606,968
                                            ------------------               -------------    -------                  -------------
HEALTH CARE - 6.1%
BIOTECHNOLOGY - 0.6%
Celgene Corp. (b)                  12,450             575,314          -0-            -0-        -0-           12,450       575,314
CSL Ltd./Australia                  3,038              96,243          -0-            -0-        -0-            3,038        96,243
Genentech, Inc. (b)                 7,650             513,086          -0-            -0-        -0-            7,650       513,086
Gilead Sciences, Inc. (b)          26,850           1,235,369          -0-            -0-        -0-           26,850     1,235,369
                                            ------------------               -------------    -------                  -------------
                                                    2,420,012                         -0-        -0-                      2,420,012
                                            ------------------               -------------    -------                  -------------
HEALTH CARE EQUIPMENT &
SUPPLIES - 0.8%
Alcon, Inc.                         7,375           1,054,920          -0-            -0-        -0-            7,375     1,054,920
Becton Dickinson & Co.                -0-                 -0-       13,100      1,094,898        -0-           13,100     1,094,898
Covidien Ltd.                       1,250              55,363          -0-            -0-        -0-            1,250        55,363
Essilor International SA            3,934             250,941          -0-            -0-        -0-            3,934       250,941
Hologic, Inc. (b)                   7,300             501,072          -0-            -0-        -0-            7,300       501,072
                                            ------------------               -------------    -------                  -------------
                                                    1,862,296                   1,094,898        -0-                      2,957,194
                                            ------------------               -------------    -------                  -------------
HEALTH CARE PROVIDERS &
SERVICES - 2.9%
Aetna, Inc.                           -0-                 -0-       27,400      1,581,802        -0-           27,400     1,581,802
Medco Health Solutions, Inc. (b)    6,750             684,450          -0-            -0-        -0-            6,750       684,450
UnitedHealth Group, Inc.              -0-                 -0-       60,200      3,503,640        -0-           60,200     3,503,640
WellPoint, Inc. (b)                11,300             991,349       46,600      4,088,218        -0-           57,900     5,079,567
                                            ------------------               -------------    -------                  -------------
                                                    1,675,799                   9,173,660        -0-                     10,849,459
                                            ------------------               -------------    -------                  -------------
PHARMACEUTICALS - 1.8%
Abbott Laboratories                21,100           1,184,765          -0-            -0-        -0-           21,100     1,184,765
AstraZeneca PLC                     1,900              81,782          -0-            -0-        -0-            1,900        81,782
Forest Laboratories, Inc. (b)         -0-                 -0-       17,800        648,810        -0-           17,800       648,810
GlaxoSmithKline PLC                 6,400             162,538          -0-            -0-        -0-            6,400       162,538
Merck & Co., Inc.                   7,800             453,258       28,100      1,632,891        -0-           35,900     2,086,149
Roche Holding AG                    1,152             199,141          -0-            -0-        -0-            1,152       199,141
Sanofi-Aventis SA                   3,200             292,929          -0-            -0-        -0-            3,200       292,929
Schering-Plough Corp.                 -0-                 -0-       21,400        570,096        -0-           21,400       570,096
Teva Pharmaceutical
Industries Ltd.
(Sponsored) (ADR)                  16,050             746,004          -0-            -0-        -0-           16,050       746,004
Wyeth                                 -0-                 -0-       23,500      1,038,465        -0-           23,500     1,038,465
                                            ------------------               -------------    -------                  -------------
                                                    3,120,417                   3,890,262        -0-                      7,010,679
                                            ------------------               -------------    -------                  -------------
                                                    9,078,524                  14,158,820        -0-                     23,237,344
                                            ------------------               -------------    -------                  -------------
MATERIALS - 2.2%
CHEMICALS - 1.1%
Air Products & Chemicals, Inc.      7,300             719,999        7,200        710,136        -0-           14,500     1,430,135
Ashland, Inc.                       2,600             123,318          -0-            -0-        -0-            2,600       123,318
BASF SE                             3,600             533,063          -0-            -0-        -0-            3,600       533,063
Bayer AG                            5,987             546,114          -0-            -0-        -0-            5,987       546,114
Mitsubishi Chemical Holdings
Corp.                              30,500             232,705          -0-            -0-        -0-           30,500       232,705
Mitsui Chemicals, Inc. (a)         12,400              80,499          -0-            -0-        -0-           12,400        80,499
Monsanto Co.                       10,450           1,167,160          -0-            -0-        -0-           10,450     1,167,160
                                            ------------------               -------------    -------                  -------------
                                                    3,402,858                     710,136        -0-                      4,112,994
                                            ------------------               -------------    -------                  -------------
CONSTRUCTION MATERIALS - 0.0%
Buzzi Unicem SpA                    3,000              82,909          -0-            -0-        -0-            3,000        82,909
                                            ------------------               -------------    -------                  -------------
CONTAINERS & PACKAGING- 0.1%
Ball Corp.                          4,000             180,000          -0-            -0-        -0-            4,000       180,000
Crown Holdings, Inc. (b)            4,600             117,990          -0-            -0-        -0-            4,600       117,990
                                            ------------------               -------------    -------                  -------------
                                                      297,990                         -0-        -0-                        297,990
                                            ------------------               -------------    -------                  -------------
METALS & MINING - 1.0%
Alcoa, Inc.                        10,600             387,430          -0-            -0-        -0-           10,600       387,430
Anglo American PLC                  2,514             152,603          -0-            -0-        -0-            2,514       152,603
Antofagasta PLC                    11,100             157,366          -0-            -0-        -0-           11,100       157,366
ArcelorMittal                       4,068             327,120          -0-            -0-        -0-            4,068       327,120
BHP Billiton PLC                    6,854             209,002          -0-            -0-        -0-            6,854       209,002
Cia Vale do Rio Doce (ADR)          9,000             294,030          -0-            -0-        -0-            9,000       294,030
Cia Vale do Rio Doce
(Sponsored) (ADR)                   6,100             170,678          -0-            -0-        -0-            6,100       170,678
JFE Holdings, Inc.                  8,900             446,283          -0-            -0-        -0-            8,900       446,283
Kazakhmys PLC                       2,800              75,756          -0-            -0-        -0-            2,800        75,756
Nippon Steel Corp.                 41,000             250,958          -0-            -0-        -0-           41,000       250,958
POSCO (a)                             200             120,836          -0-            -0-        -0-              200       120,836
Rio Tinto PLC                       5,848             615,458          -0-            -0-        -0-            5,848       615,458
Xstrata PLC                         9,837             690,272          -0-            -0-        -0-            9,837       690,272
                                            ------------------               -------------    -------                  -------------
                                                    3,897,792                         -0-        -0-                      3,897,792
                                            ------------------               -------------    -------                  -------------
PAPER & FOREST PRODUCTS - 0.0%
Stora Enso Oyj-Class R             11,300             168,685          -0-            -0-        -0-           11,300       168,685
                                            ------------------               -------------    -------                  -------------
                                                    7,850,234                     710,136        -0-                      8,560,370
                                            ------------------               -------------    -------                  -------------
CONSUMER STAPLES - 4.8%
BEVERAGES - 0.4%
The Coca-Cola Co.                   3,300             202,521          -0-            -0-        -0-            3,300       202,521
PepsiCo, Inc.                       8,500             645,150        8,100        614,790        -0-           16,600     1,259,940
                                            ------------------               -------------    -------                  -------------
                                                      847,671                     614,790        -0-                      1,462,461
                                            ------------------               -------------    -------                  -------------
BEVERAGES & TOBACCO - 1.6%
Altria Group, Inc.                  7,700             581,966       64,400      4,867,352        -0-           72,100     5,449,318
Coca-Cola Enterprises, Inc.         8,300             216,049          -0-            -0-        -0-            8,300       216,049
Kraft Foods, Inc.-Class A           2,300              75,049          -0-            -0-        -0-            2,300        75,049
Molson Coors Brewing Co.-Class B    3,800             196,156          -0-            -0-        -0-            3,800       196,156
                                            ------------------               -------------    -------                  -------------
                                                    1,069,220                   4,867,352        -0-                      5,936,572
                                            ------------------               -------------    -------                  -------------
FOOD & HOUSEHOLD PRODUCTS - 0.2%
ConAgra Foods, Inc.                 4,100              97,539          -0-            -0-        -0-            4,100        97,539
General Mills, Inc.                 2,425             138,225          -0-            -0-        -0-            2,425       138,225
Kellogg Co.                         3,100             162,533          -0-            -0-        -0-            3,100       162,533
Sara Lee Corp.                     12,700             203,962          -0-            -0-        -0-           12,700       203,962

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Supervalu, Inc.                     7,000 $           262,640          -0- $          -0-   $    -0-            7,000 $     262,640
                                            ------------------               -------------    -------                  -------------
                                                      864,899                         -0-        -0-                        864,899
                                            ------------------               -------------    -------                  -------------
FOOD & STAPLES RETAILING - 0.1%
Koninklijke Ahold NV               17,860             247,340          -0-            -0-        -0-           17,860       247,340
Tesco PLC                          20,213             192,277          -0-            -0-        -0-           20,213       192,277
                                            ------------------               -------------    -------                  -------------
                                                      439,617                         -0-        -0-                        439,617
                                            ------------------               -------------    -------                  -------------
FOOD PRODUCTS- 0.8%
Associated British Foods PLC        9,400             167,680          -0-            -0-        -0-            9,400       167,680
HJ Heinz Co.                          -0-                 -0-       31,300      1,461,084        -0-           31,300     1,461,084
Nestle SA                           1,291             592,815          -0-            -0-        -0-            1,291       592,815
Unilever PLC                        9,595             359,859          -0-            -0-        -0-            9,595       359,859
WM Wrigley Jr Co.                   9,800             573,790          -0-            -0-        -0-            9,800       573,790
                                            ------------------               -------------    -------                  -------------
                                                    1,694,144                   1,461,084        -0-                      3,155,228
                                            ------------------               -------------    -------                  -------------
HOUSEHOLD PRODUCTS - 1.1%
Colgate-Palmolive Co.               6,650             518,434          -0-            -0-        -0-            6,650       518,434
Procter & Gamble Co.               20,200           1,483,084       24,200      1,776,764        -0-           44,400     3,259,848
Reckitt Benckiser PLC               5,205             302,463          -0-            -0-        -0-            5,205       302,463
                                            ------------------               -------------    -------                  -------------
                                                    2,303,981                   1,776,764        -0-                      4,080,745
                                            ------------------               -------------    -------                  -------------
PERSONAL PRODUCTS - 0.1%
L'Oreal SA                          1,645             235,560          -0-            -0-        -0-            1,645       235,560
                                            ------------------               -------------    -------                  -------------
TOBACCO- 0.5%
British American Tobacco PLC        5,495             214,817          -0-            -0-        -0-            5,495       214,817
Loews Corp. - Carolina Group          -0-                 -0-       20,600      1,757,180        -0-           20,600     1,757,180
                                            ------------------               -------------    -------                  -------------
                                                      214,817                   1,757,180        -0-                      1,971,997
                                            ------------------               -------------    -------                  -------------
                                                    7,669,909                  10,477,170        -0-                     18,147,079
                                            ------------------               -------------    -------                  -------------
CONSUMER DISCRETIONARY - 2.2%
AUTO COMPONENTS - 0.1%
Compagnie Generale des
Etablissements
   Michelin-Class B                 1,700             194,359          -0-            -0-        -0-            1,700       194,359
Denso Corp.                         4,100             166,846          -0-            -0-        -0-            4,100       166,846
Hyundai Mobis (a)                   1,710             158,008          -0-            -0-        -0-            1,710       158,008
                                            ------------------               -------------    -------                  -------------
                                                      519,213                         -0-        -0-                        519,213
                                            ------------------               -------------    -------                  -------------
AUTOMOBILES - 0.4%
Fiat SpA                            8,775             225,825          -0-            -0-        -0-            8,775       225,825
General Motors Corp.                9,800             243,922          -0-            -0-        -0-            9,800       243,922
Nissan Motor Co. Ltd.              39,200             427,848          -0-            -0-        -0-           39,200       427,848
Renault SA                          3,000             425,468          -0-            -0-        -0-            3,000       425,468
                                            ------------------               -------------    -------                  -------------
                                                    1,323,063                         -0-        -0-                      1,323,063
                                            ------------------               -------------    -------                  -------------
HOTELS, RESTAURANTS &
LEISURE - 0.3%
Las Vegas Sands Corp. (b)           1,400             144,270          -0-            -0-        -0-            1,400       144,270
Marriott International,
 Inc.-Class A                       3,800             129,884          -0-            -0-        -0-            3,800       129,884
McDonald's Corp.                    9,400             553,754          -0-            -0-        -0-            9,400       553,754
Starwood Hotels &
Resorts Worldwide, Inc.               625              27,519          -0-            -0-        -0-              625        27,519
Yum! Brands, Inc.                   7,750             296,592          -0-            -0-        -0-            7,750       296,592
                                            ------------------               -------------    -------                  -------------
                                                    1,152,019                         -0-        -0-                      1,152,019
                                            ------------------               -------------    -------                  -------------
HOUSEHOLD DURABLES - 0.1%
Centex Corp.                        2,900              73,254          -0-            -0-        -0-            2,900        73,254
KB Home                             2,800              60,480          -0-            -0-        -0-            2,800        60,480
Sharp Corp.                        15,000             267,572          -0-            -0-        -0-           15,000       267,572
                                            ------------------               -------------    -------                  -------------
                                                      401,306                         -0-        -0-                        401,306
                                            ------------------               -------------    -------                  -------------
LEISURE EQUIPMENT &
PRODUCTS - 0.0%
Brunswick Corp.                     3,200              54,560          -0-            -0-        -0-            3,200        54,560
                                            ------------------               -------------    -------                  -------------

MEDIA - 0.5%
Comcast Corp.-Class A (b)             -0-                 -0-       14,070        256,918        -0-           14,070       256,918
Comcast Corp.-Special-
Class A (b)                         7,950             144,054          -0-              -        -0-            7,950       144,054
Lagardere SCA                       2,200             164,759          -0-              -        -0-            2,200       164,759
News Corp.-Class A                    -0-                 -0-       73,000      1,495,770        -0-           73,000     1,495,770
                                            ------------------               -------------    -------                  -------------
                                                      308,813                   1,752,688        -0-                      2,061,501
                                            ------------------               -------------    -------                  -------------
MULTILINE RETAIL - 0.6%
Dollar Tree Stores, Inc. (b)          900              23,328          -0-            -0-        -0-              900        23,328
Family Dollar Stores, Inc.          4,800              92,304          -0-            -0-        -0-            4,800        92,304
Kohl's Corp. (b)                    7,125             326,325       28,000      1,282,400        -0-           35,125     1,608,725
Macy's, Inc.                        7,500             194,025          -0-            -0-        -0-            7,500       194,025
New World Department Store
China Ltd. (b)                        872               1,222          -0-            -0-        -0-              872         1,222
Target Corp.                        6,200             310,000          -0-            -0-        -0-            6,200       310,000
                                            ------------------               -------------    -------                  -------------
                                                      947,204                   1,282,400        -0-                      2,229,604
                                            ------------------               -------------    -------                  -------------
SPECIALTY RETAIL - 0.2%
Esprit Holdings Ltd.               16,700             245,912          -0-            -0-        -0-           16,700       245,912
Home Depot, Inc.                   10,100             272,094          -0-            -0-        -0-           10,100       272,094
Inditex SA                          3,901             236,050          -0-            -0-        -0-            3,901       236,050
                                            ------------------               -------------    -------                  -------------
                                                      754,056                         -0-        -0-                        754,056
                                            ------------------               -------------    -------                  -------------
                                                    5,460,234                   3,035,088        -0-                      8,495,322
                                            ------------------               -------------    -------                  -------------
CAPITAL EQUIPMENT - 1.4%
AEROSPACE & DEFENSE - 0.3%
Lockheed Martin Corp.               1,000             105,260        8,200        863,132        -0-            9,200       968,392
Northrop Grumman Corp.              3,900             306,696          -0-            -0-        -0-            3,900       306,696
                                            ------------------               -------------    -------                  -------------
                                                      411,956                     863,132        -0-                      1,275,088
                                            ------------------               -------------    -------                  -------------
AUTOMOBILES - 0.1%
Autoliv, Inc.                       2,300             121,233          -0-            -0-        -0-            2,300       121,233
BorgWarner, Inc.                    2,750             133,128          -0-            -0-        -0-            2,750       133,128
Johnson Controls, Inc.              3,300             118,932          -0-            -0-        -0-            3,300       118,932
Lear Corp. (b)                      3,100              85,746          -0-            -0-        -0-            3,100        85,746
                                            ------------------               -------------    -------                  -------------
                                                      459,039                         -0-        -0-                        459,039
                                            ------------------               -------------    -------                  -------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS - 0.1%
Eaton Corp.                         2,900 $           281,155           -0- $          -0-   $   -0-            2,900 $     281,155
                                            ------------------               --------------    ------                  -------------

MACHINERY & ENGINEERING - 0.0%
Cummins, Inc.                       1,400             178,318           -0-            -0-       -0-            1,400       178,318
                                            ------------------               --------------    ------                  -------------
MULTI-INDUSTRY - 0.9%
General Electric Co.               49,500           1,834,965        35,640      1,321,175       -0-           85,140     3,156,140
SPX Corp.                           1,425             146,561           -0-            -0-       -0-            1,425       146,561
                                            ------------------               --------------    ------                  -------------
                                                    1,981,526                    1,321,175       -0-                      3,302,701
                                            ------------------               --------------    ------                  -------------
                                                    3,311,994                    2,184,307       -0-                      5,496,301
                                            ------------------               --------------    ------                  -------------
TELECOMMUNICATIONS - 1.6%
TELECOMMUNICATIONS - 1.6%
AT&T, Inc.                         39,800           1,654,088        48,000      1,994,880       -0-           87,800     3,648,968
Sprint Nextel Corp.                30,700             403,091           -0-            -0-       -0-           30,700       403,091
Verizon Communications, Inc.       20,300             886,907        29,700      1,297,593       -0-           50,000     2,184,500
                                            ------------------               --------------    ------                  -------------
                                                    2,944,086                    3,292,473       -0-                      6,236,559
                                            ------------------               --------------    ------                  -------------
UTILITIES - 0.8%
ELECTRIC UTILITIES - 0.2%
E.ON AG                             1,600             340,196           -0-            -0-       -0-            1,600       340,196
The Tokyo Electric Power Co.        9,900             256,274           -0-            -0-       -0-            9,900       256,274
                                            ------------------               --------------    ------                  -------------
                                                      596,470                          -0-       -0-                        596,470
                                            ------------------               --------------    ------                  -------------
INDEPENDENT POWER
PRODUCERS & ENERGY
TRADERS - 0.1%
Iberdrola Renovables (b)           12,874             106,347           -0-            -0-       -0-           12,874       106,347
International Power PLC            20,376             183,675           -0-            -0-       -0-           20,376       183,675
                                            ------------------               --------------    ------                  -------------
                                                      290,022                          -0-       -0-                        290,022
                                            ------------------               --------------    ------                  -------------
MULTI-UTILITIES - 0.3%
Ameren Corp.                        4,100             222,261           -0-            -0-       -0-            4,100       222,261
CMS Energy Corp.                    3,000              52,140           -0-            -0-       -0-            3,000        52,140
RWE AG                              1,380             194,398           -0-            -0-       -0-            1,380       194,398
Suez SA                             4,017             273,421           -0-            -0-       -0-            4,017       273,421
Veolia Environnement                2,851             259,694           -0-            -0-       -0-            2,851       259,694
                                            ------------------               --------------    ------                  -------------
                                                    1,001,914                          -0-       -0-                      1,001,914
                                            ------------------               --------------    ------                  -------------
UTILITY (ELECTRIC &
GAS) - 0.2%
Allegheny Energy, Inc.              1,800             114,498           -0-            -0-       -0-            1,800       114,498
American Electric
Power Co., Inc.                     5,300             246,768           -0-            -0-       -0-            5,300       246,768
Constellation Energy
Group, Inc.                         2,200             225,566           -0-            -0-       -0-            2,200       225,566
Entergy Corp.                         900             107,568           -0-            -0-       -0-              900       107,568
Pinnacle West Capital Corp.         3,600             152,676           -0-            -0-       -0-            3,600       152,676
Wisconsin Energy Corp.              2,350             114,468           -0-            -0-       -0-            2,350       114,468
                                            ------------------               --------------    ------                  -------------
                                                      961,544                          -0-       -0-                        961,544
                                            ------------------               --------------    ------                  -------------
                                                    2,849,950                          -0-       -0-                      2,849,950
                                            ------------------               --------------    ------                  -------------
CONSUMER CYCLICAL - 1.9%
APPLIANCES & HOUSEHOLD
DURABLES - 0.0%
Black & Decker Corp.                1,400              97,510           -0-            -0-       -0-            1,400        97,510
Newell Rubbermaid, Inc.             1,900              49,172           -0-            -0-       -0-            1,900        49,172
                                            ------------------               --------------    ------                  -------------
                                                      146,682                          -0-       -0-                        146,682
                                            ------------------               --------------    ------                  -------------
BROADCASTING &
PUBLISHING - 1.0%
CBS Corp.-Class B                   7,800             212,550           -0-            -0-       -0-            7,800       212,550
Gannett Co., Inc.                   6,500             253,500           -0-            -0-       -0-            6,500       253,500
Idearc, Inc.                        5,800             101,848           -0-            -0-       -0-            5,800       101,848
Time Warner, Inc.                  13,600             224,536        79,700      1,315,847       -0-           93,300     1,540,383
Viacom, Inc.-Class B (b)            4,700             206,424        23,800      1,045,296       -0-           28,500     1,251,720
The Walt Disney Co.                11,400             367,992           -0-            -0-       -0-           11,400       367,992
                                            ------------------               --------------    ------                  -------------
                                                    1,366,850                    2,361,143       -0-                      3,727,993
                                            ------------------               --------------    ------                  -------------
BUSINESS & PUBLIC
SERVICES - 0.0%
Interpublic Group
of Cos., Inc. (b)                   5,500              44,605           -0-            -0-       -0-            5,500        44,605
                                            ------------------               --------------    ------                  -------------
MERCHANDISING - 0.8%
The Gap, Inc.                       8,400             178,752           -0-            -0-       -0-            8,400       178,752
The Kroger Co.                      5,200             138,892           -0-            -0-       -0-            5,200       138,892
Lowe's Cos., Inc.                   5,800             131,196           -0-            -0-       -0-            5,800       131,196
Office Depot, Inc. (b)              3,300              45,903           -0-            -0-       -0-            3,300        45,903
Safeway, Inc.                       5,600             191,576        65,300      2,233,913       -0-           70,900     2,425,489
Wal-Mart Stores, Inc.               1,400              66,542           -0-            -0-       -0-            1,400        66,542
                                            ------------------               --------------    ------                  -------------
                                                      752,861                    2,233,913       -0-                      2,986,774
                                            ------------------               --------------    ------                  -------------
RECREATION & OTHER
CONSUMER - 0.0%
Mattel, Inc.                        7,700             146,608           -0-            -0-       -0-            7,700       146,608
                                            ------------------               --------------    ------                  -------------
TEXTILES & APPAREL - 0.1%
Jones Apparel Group, Inc.           9,600             153,504           -0-            -0-       -0-            9,600       153,504
                                            ------------------               --------------    ------                  -------------
                                                    2,611,110                    4,595,056       -0-                      7,206,166
                                            ------------------               --------------    ------                  -------------
TELECOMMUNICATION
SERVICES - 0.8%
DIVERSIFIED
TELECOMMUNICATION
SERVICES - 0.4%
CenturyTel, Inc.                      -0-                 -0-        17,400        721,404       -0-           17,400       721,404
China Netcom Group Corp. Ltd.      59,000             175,783           -0-            -0-       -0-           59,000       175,783
Nippon Telegraph &
Telephone Corp. (a)                    31             154,099           -0-            -0-       -0-               31       154,099
Telefonica SA                      15,993             518,435           -0-            -0-       -0-           15,993       518,435
TeliaSonera AB (a)                 17,574             164,186           -0-            -0-       -0-           17,574       164,186
                                            ------------------               --------------    ------                  -------------
                                                    1,012,503                      721,404       -0-                      1,733,907
                                            ------------------               --------------    ------                  -------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.4%
America Movil SAB de CV
Series L (ADR)                      6,800             417,452           -0-            -0-       -0-            6,800       417,452
Vodafone Group PLC                251,545             944,280           -0-            -0-       -0-          251,545       944,280
                                            ------------------               --------------    ------                  -------------
                                                    1,361,732                          -0-       -0-                      1,361,732
                                            ------------------               --------------    -------                 -------------
                                                    2,374,235                      721,404       -0-                      3,095,639
                                            ------------------               --------------    -------                 -------------
                                                                                                   Pro Forma

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
MEDICAL - 1.4%
HEALTH & PERSONAL CARE - 1.4%
AmerisourceBergen Corp.-Class A     5,000 $           224,350           -0- $          -0-   $   -0-            5,000 $     224,350
Cardinal Health, Inc.               3,300             190,575           -0-            -0-       -0-            3,300       190,575
Eli Lilly & Co.                     5,900             315,001        38,100      2,034,159       -0-           44,000     2,349,160
International Flavors &
Fragrances, Inc.                    1,550              74,601           -0-            -0-       -0-            1,550        74,601
McKesson Corp.                      3,200             209,632           -0-            -0-       -0-            3,200       209,632
Pfizer, Inc.                       48,100           1,093,313        59,600      1,354,708       -0-          107,700     2,448,021
                                            ------------------               --------------    -------                 -------------
                                                    2,107,472                    3,388,867       -0-                      5,496,339
                                            ------------------               --------------    -------                 -------------
INDUSTRIAL COMMODITIES - 0.4%
CHEMICALS - 0.3%
Dow Chemical Co.                    9,300             366,606         8,300        327,186       -0-           17,600       693,792
E.I. Du Pont de Nemours & Co.       8,700             383,583           -0-            -0-       -0-            8,700       383,583
Lubrizol Corp.                      1,525              82,594           -0-            -0-       -0-            1,525        82,594
                                            ------------------               --------------    -------                 -------------
                                                      832,783                      327,186       -0-                      1,159,969
                                            ------------------               --------------    -------                 -------------
CONTAINERS & PACKAGING - 0.0%
Sonoco Products Co.                 3,500             114,380           -0-            -0-       -0-            3,500       114,380
                                            ------------------               --------------    -------                 -------------
FOREST & PAPER - 0.0%
Smurfit-Stone Container
Corp. (b)                           7,000              73,920           -0-            -0-       -0-            7,000        73,920
                                            ------------------               --------------    -------                 -------------
MISCELLANEOUS MATERIALS - 0.1%
Bemis, Inc.                         2,700              73,926           -0-            -0-       -0-            2,700        73,926
Owens-Illinois, Inc. (b)            3,300             163,350           -0-            -0-       -0-            3,300       163,350
                                            ------------------               --------------    -------                 -------------
                                                      237,276                          -0-       -0-                        237,276
                                            ------------------               --------------    -------                 -------------
                                                    1,258,359                      327,186       -0-                      1,585,545
                                            ------------------               --------------    -------                 -------------
TECHNOLOGY/ELECTRONICS - 0.8%
DATA PROCESSING - 0.6%
Dell, Inc. (b)                      6,600             161,766           -0-            -0-       -0-            6,600       161,766
Electronic Data Systems Corp.       3,200              66,336           -0-            -0-       -0-            3,200        66,336
International Business
Machines Corp.                      3,000             324,300        15,200      1,643,120       -0-           18,200     1,967,420
Sanmina-SCI Corp. (ADR) (b)         9,400              17,108           -0-            -0-       -0-            9,400        17,108
                                            ------------------               --------------    -------                 -------------
                                                      569,510                    1,643,120       -0-                      2,212,630
                                            ------------------               --------------    -------                 -------------
ELECTRICAL & ELECTRONICS - 0.1%
Lexmark International, Inc.-
Class A (b)                         4,100             142,926           -0-            -0-       -0-            4,100       142,926
Tech Data Corp. (b)                 1,400              52,808           -0-            -0-       -0-            1,400        52,808
                                            ------------------               --------------    -------                 -------------
                                                      195,734                          -0-       -0-                        195,734
                                            ------------------               --------------    -------                 -------------
ELECTRONIC COMPONENTS &
INSTRUMENTS - 0.1%
Arrow Electronics, Inc. (b)         4,400             172,832           -0-            -0-       -0-            4,400       172,832
Avnet, Inc. (b)                     6,100             213,317           -0-            -0-       -0-            6,100       213,317
Flextronics
International Ltd. (b)              1,300              15,678           -0-            -0-       -0-            1,300        15,678
                                            ------------------               --------------    -------                 -------------
                                                      401,827                          -0-       -0-                        401,827
                                            ------------------               --------------    -------                 -------------
                                                    1,167,071                    1,643,120       -0-                      2,810,191
                                            ------------------               --------------    -------                 -------------
CONSUMER GROWTH - 0.1%
HOSPITAL SUPPLIES - 0.1%
Johnson & Johnson                   5,200             346,840           -0-            -0-       -0-            5,200       346,840
                                            ------------------               --------------    -------                 -------------
CONSUMER MANUFACTURING - 0.0%
AUTO & RELATED - 0.0%
AutoNation, Inc. (b)                7,500             117,450           -0-            -0-        -0-            7,500       117,450
                                            ------------------               --------------    -------                 -------------
NON-FINANCIAL - 0.0%
HOME BUILDING - 0.0%
Pulte Homes, Inc.                   7,200              75,888           -0-            -0-       -0-            7,200        75,888
                                            ------------------               --------------    -------                 -------------
CONSTRUCTION & HOUSING - 0.0%
REAL ESTATE - 0.0%
Canadian Apartment Properties           1                  16           -0-            -0-       -0-                1            16
                                            ------------------               --------------    -------                 -------------

Total Common Stocks
   (cost $119,710,792
    and $90,864,744                               131,288,970                  109,454,544       -0-                    240,743,514
                                            ------------------               --------------    -------                 -------------

MORTGAGE PASS-THRU'S - 4.9%
FIXED RATE 30-YEAR - 3.5%
Federal Gold Loan Mortgage Corp.
   Series 2005
   4.50%, 8/01/35                     239             225,592  $        -0-            -0-   $   -0-   $          239       225,592
   Series 2006
   7.00%, 8/01/36                     -0-                 -0-           928        964,232       -0-              928       964,232
   Series 2007
   7.00%, 2/01/37                     663             688,707           -0-            -0-       -0-              663       688,707
Federal Home Loan Mortgage Corp.
   Series 2007
   5.50%, 7/01/35                     252             252,418           -0-            -0-       -0-              252       252,418
Federal National Mortgage
Association
   Series 2003
   5.00%, 11/01/33                    687             671,437           -0-            -0-       -0-              687       671,437
   Series 2004
   5.50%, 11/01/34                    498             497,878           -0-            -0-       -0-              498       497,878
   6.00%, 9/01/34                     582             591,609           -0-            -0-       -0-              582       591,609

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
   Series 2005
   4.50%, 8/01/35             $       725 $           686,249  $        -0- $          -0-   $   -0-     $        725 $     686,249
   Series 2006
   5.00%, 2/01/36                     925             903,100           -0-            -0-       -0-              925       903,100
   6.50%, 9/01/36                   2,449           2,517,625           525        539,491       -0-            2,974     3,057,116
   Series 2007
   4.50%, 9/01/35 - 8/01/37         1,741           1,649,530           -0-            -0-       -0-            1,741     1,649,530
   5.00%, 7/01/36                     279             272,857          -0-            -0-        -0-              279       272,857
   5.50%, 8/01/37                   2,850           2,863,828          -0-            -0-        -0-            2,850     2,863,828
                                            ------------------               -------------    -------                  -------------
                                                   11,820,830                   1,503,723        -0-                     13,324,553
                                            ------------------               -------------    -------                  -------------
AGENCY ARMS - 1.1%
Federal Home Loan
Mortgage Corp.
   Series 2006
   5.829%, 12/01/36 (c)             1,202           1,221,655          -0-            -0-        -0-            1,202     1,221,655
   6.029%, 9/01/36 (c)                -0-                 -0-          514        522,667        -0-              514       522,667
   Series 2007
   6.05%, 4/01/37 (c)                 -0-                 -0-          332        337,144        -0-              332       337,144
   6.037%, 10/01/37 (c)               312             317,213          -0-            -0-        -0-              312       317,213
Federal National Mortgage
Association
   Series 2005
   5.322%, 9/01/35 (c)                 87              87,406          -0-            -0-        -0-               87        87,406
   Series 2006
   5.463%, 5/01/36 (c)                 63              63,894          -0-            -0-        -0-               63        63,894
   5.799%, 3/01/36 (c)                147             149,549          -0-            -0-        -0-              147       149,549
   5.851%, 11/01/36 (c)               115             117,133          -0-            -0-        -0-              115       117,133
   5.916%, 6/01/36 (c)                107             109,612          -0-            -0-        -0-              107       109,612
   Series 2007
   5.769%, 1/01/37 (c)                161             163,491          -0-            -0-        -0-              161       163,491
   5.925%, 2/01/37 (c)                -0-                 -0-          527        536,241        -0-              527       536,241
   6.025%, 11/01/36 (c)               110             112,123          -0-            -0-        -0-              110       112,123
   6.027%, 2/01/37 (c)                -0-                 -0-          326        332,401        -0-              326       332,401
   6.081%, 3/01/37 (c)                305             311,244          -0-            -0-        -0-              305       311,244
                                            ------------------               -------------    -------                  -------------
                                                    2,653,320                   1,728,453        -0-                      4,381,773
                                            ------------------               -------------    -------                  -------------
NON-AGENCY ARMS - 0.3%
Bear Stearns Alt-A Trust
   Series 2006-1, Class 22A1
   5.40%, 2/25/36 (d)                 208             201,643          -0-            -0-        -0-              208       201,643
   Series 2006-3, Class 22A1
   6.218%, 5/25/36 (d)                 64              62,260          230        224,826        -0-              294       287,086
   Series 2007-1, Class 21A1
   5.728%, 1/25/47 (d)                 67              64,567          -0-            -0-        -0-               67        64,567
Citigroup Mortgage Loan
Trust, Inc.
   Series 2005-2, Class 1A4
   5.11%, 5/25/35 (d)                 131             128,047          -0-            -0-        -0-              131       128,047
   Series 2006-AR1, Class 3A1
   5.50%, 3/25/36 (c)                 143             142,861          -0-            -0-        -0-              143       142,861
Indymac Index Mortgage
Loan Trust
   Series 2006-AR7, Class 4A1
   6.228%, 5/25/36 (d)                 88              87,521          -0-            -0-        -0-               88        87,521
Residential Funding Mortgage
Securities, Inc.
  Series 2005-SA3, Class 3A
    5.235%, 8/25/35 (d)               139             136,783          -0-            -0-        -0-              139       136,783
                                            ------------------               -------------    -------                  -------------
                                                      823,682                     224,826        -0-                      1,048,508
                                            ------------------               -------------    -------                  -------------
Total Mortgage Pass-Thru's                         15,297,832                   3,457,002        -0-                     18,754,834
   (cost $15,105,886
    and $3,442,539)
                                            ------------------               -------------    -------                  -------------

U.S. TREASURIES - 6.0%
U.S. Treasury Bonds
   4.50%, 2/15/36                   3,920           3,939,906        3,385      3,402,189        -0-            7,305     7,342,095
   8.75%, 5/15/17                       3               4,081        2,623      3,568,510        -0-            2,626     3,572,591
U.S. Treasury Notes
   4.25%, 11/15/17                  3,555           3,616,935        1,935      1,968,711        -0-            5,490     5,585,646
   4.875%, 5/31/11                  5,940           6,260,202           15         15,809        -0-            5,955     6,276,011
                                            ------------------               -------------    -------                  -------------
Total U.S. Treasuries                              13,821,124                   8,955,219        -0-                     22,776,343
   (cost $13,369,047
and $8,723,761)
                                            ------------------               -------------    -------                  -------------

CORPORATES - INVESTMENT
GRADES - 9.7%
FINANCIAL INSTITUTIONS - 4.2%
BANKING- 2.1%
Bank of America Corp.
   3.375%, 2/17/09                     70              69,094          -0-            -0-        -0-               70        69,094
   4.50%, 8/01/10                     100             100,049          -0-            -0-        -0-              100       100,049
Bank of Tokyo-Mitsubishi UFJ L
   7.40%, 6/15/11                     -0-                 -0-          200        216,309        -0-              200       216,309
Barclays Bank PLC
   8.55%, 6/15/11 (d)(e)              -0-                 -0-           50         52,665        -0-               50        52,665
BB&T Capital Trust IV
   6.82%, 6/12/57 (d)                 -0-                 -0-          175        164,635        -0-              175       164,635
Chase Manhattan Corp.
   6.00%, 2/15/09                     170             171,487          155        156,355        -0-              325       327,842
The Chuo Mitsui Trust &
Banking Co., Ltd.
   5.506%, 4/15/15 (d)(e)             -0-                 -0-          300        275,847        -0-              300       275,847
Citicorp
   Series MTNF
   6.375%, 11/15/08                    31              31,421           30         30,407        -0-               61        61,828

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.
   3.625%, 2/09/09            $       135 $           133,190 $        160 $      157,855   $    -0-     $        295 $     291,045
   4.625%, 8/03/10                     75              74,591          -0-            -0-        -0-               75        74,591
   5.286%, 6/09/09 (c)                 20              19,846          -0-            -0-        -0-               20        19,846
Dresdner Funding Trust I
   8.151%, 6/30/31 (e)                -0-                 -0-          295        300,879        -0-              295       300,879
Fuji JGB Investment
   9.87%, 6/30/08 (d)(e)              -0-                 -0-          240        242,192        -0-              240       242,192
HBOS PLC
   5.375%, 11/01/13 (d)(e)            -0-                 -0-          250        227,905        -0-              250       227,905
   6.413%, 10/01/35 (d)(e)            -0-                 -0-          400        325,462        -0-              400       325,462
HSBC Bank USA
   5.875%, 11/01/34                   -0-                 -0-          310        284,479        -0-              310       284,479
JPMorgan Chase & Co.
   6.75%, 2/01/11                      80              83,999          -0-            -0-        -0-               80        83,999
JPMorgan Chase Capital XXV
   6.80%, 10/01/37                     51              49,035          -0-            -0-        -0-               51        49,035
Morgan J P & Co., Inc.
   6.25%, 1/15/09                     157             158,896          139        140,678        -0-              296       299,574
MUFG Capital Finance 1 Ltd.
   6.346%, 7/25/16 (d)                -0-                 -0-          170        161,013        -0-              170       161,013
National City Bk Of Ohio
   6.25%, 3/15/11                     250             257,080          -0-            -0-        -0-              250       257,080
Popular North America, Inc.
   4.25%, 4/01/08                     -0-                 -0-          470        468,995        -0-              470       468,995
Rabobank Capital Funding II
   5.26%, 12/31/13 (d)(e)             -0-                 -0-          230        214,286        -0-              230       214,286
RBS Capital Trust III
   5.512%, 9/30/14 (d)                -0-                 -0-          495        455,053        -0-              495       455,053
Regions Financing Trust II
   6.625%, 5/15/47 (d)                -0-                 -0-          170        140,485        -0-              170       140,485
Resona Preferred Global
Securities
   7.191%, 7/30/15 (d)(e)             -0-                 -0-          413        409,794        -0-              413       409,794
Royal Bank Of Scotland
Group PLC
   6.40%, 4/01/09                     108             109,969          -0-            -0-        -0-              108       109,969
   7.648%, 9/30/31 (d)                -0-                 -0-          250        257,934        -0-              250       257,934
SouthTrust Corp.
   5.80%, 6/15/14                     175             180,713          -0-            -0-        -0-              175       180,713
Sumitomo Mitsui Banking Corp.
   5.625%, 10/15/15 (d)(e)            -0-                 -0-          135        126,055        -0-              135       126,055
UBS Preferred Funding Trust I
   8.622%, 10/01/10 (d)                40              43,129          -0-            -0-        -0-               40        43,129
UBS Preferred Funding Trust II
   7.247%, 6/26/11 (d)                -0-                 -0-          250        262,454        -0-              250       262,454
UBS Preferred Funding Trust V
   Series 1
   6.243%, 5/15/16 (d)                -0-                 -0-          465        447,729        -0-              465       447,729
UFJ Finance Aruba AEC
   6.75%, 7/15/13                     -0-                 -0-          335        363,934        -0-              335       363,934
Unicredito Italiano
Capital Trust II
   9.20%, 10/05/10 (d)(e)             -0-                 -0-          330        359,623        -0-              330       359,623
Union Bank Of California
   5.95%, 5/11/16                     250             239,977          -0-            -0-        -0-              250       239,977
Wachovia Capital Trust III
   5.80%, 3/15/11 (d)                 -0-                 -0-           85         75,952        -0-               85        75,952
Wachovia Corp.
   5.625%, 12/15/08                    46              45,911          -0-            -0-        -0-               46        45,911
Washington Mutual, Inc.
   4.20%, 1/15/10                      14              12,507           13         11,614        -0-               27        24,121
Wells Fargo & Co.
   4.20%, 1/15/10                      35              34,779          -0-            -0-        -0-               35        34,779
Zions Bancorporation
   5.50%, 11/16/15                     35              32,823          -0-            -0-        -0-               35        32,823
                                            ------------------               -------------    -------                  -------------
                                                    1,848,496                   6,330,589        -0-                      8,179,085
                                            ------------------               -------------    -------                  -------------
BROKERAGE - 0.6%
The Bear Stearns Co., Inc.
   5.55%, 1/22/17                     165             147,875          -0-            -0-        -0-              165       147,875
   5.70%, 11/15/14                    145             137,503          -0-            -0-        -0-              145       137,503
   7.625%, 12/07/09                    98             100,742          -0-            -0-        -0-               98       100,742
The Goldman Sachs Group, Inc.
   3.875%, 1/15/09                    134             132,628          126        124,710        -0-              260       257,338
   4.75%, 7/15/13                      35              34,282          325        334,367        -0-              360       368,649
   5.70%, 9/01/12                     -0-                 -0-           34         35,536        -0-               34        35,536
   7.35%, 10/01/09                     36              37,626          -0-            -0-        -0-               36        37,626
Lehman Brothers Holdings, Inc.
   5.00%, 1/14/11                      60              59,118          -0-            -0-        -0-               60        59,118
   6.20%, 9/26/14                      33              33,610          -0-            -0-        -0-               33        33,610
   6.50%, 7/19/17                      54              54,640          -0-            -0-        -0-               54        54,640
   7.875%, 11/01/09                    75              78,169          -0-            -0-        -0-               75        78,169
   7.875%, 8/15/10                    -0-                 -0-          150        158,984        -0-              150       158,984
   Series MTNG
   4.80%, 3/13/14                      42              39,089          -0-            -0-        -0-               42        39,089
Merrill Lynch & Co., Inc.
   4.79%, 8/04/10                     105             104,042          -0-            -0-        -0-              105       104,042

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
   6.00%, 2/17/09             $        47 $            47,384 $        -0- $          -0-   $    -0-     $         47 $      47,384
   6.05%, 5/16/16                     145             142,473          -0-            -0-        -0-              145       142,473
   Series MTNC
   4.125%, 1/15/09                     52              51,322           47         46,387        -0-               99        97,709
   4.125%, 9/10/09                    -0-                 -0-          160        157,434        -0-              160       157,434
                                            ------------------               -------------    -------                  -------------
                                                    1,200,503                     857,418        -0-                      2,057,921
                                            ------------------               -------------    -------                  -------------
FINANCE - 0.8%
Capital One Bank
   4.25%, 12/01/08                    160             156,569          -0-            -0-        -0-              160       156,569
   6.50%, 6/13/13                     -0-                 -0-          200        196,179        -0-              200       196,179
Capital One Financial Corp.
   5.50%, 6/01/15                      20              18,447           23         21,214        -0-               43        39,661
   6.75%, 9/15/17                      43              41,242          -0-            -0-        -0-               43        41,242
CIT Group, Inc.
   3.375%, 4/01/09                    -0-                 -0-          150        144,539        -0-              150       144,539
   5.00%, 2/01/15                      75              65,195          -0-            -0-        -0-               75        65,195
   5.125%, 9/30/14                     40              35,235          -0-            -0-        -0-               40        35,235
   5.85%, 9/15/16                     150             132,432          -0-            -0-        -0-              150       132,432
   7.625%, 11/30/12                   135             136,837          -0-            -0-        -0-              135       136,837
Countrywide Financial Corp.
   6.25%, 5/15/16                      58              33,383          297        170,944        -0-              355       204,327
   Series MTN
   5.80%, 6/07/12                      75              54,787           86         62,823        -0-              161       117,610
Countrywide Home Loans, Inc.
   Series MTNL
   4.00%, 3/22/11                      69              49,822           10          7,221        -0-               79        57,043
General Electric Capital Corp.
   4.375%, 11/21/11                    25              24,803          -0-            -0-        -0-               25        24,803
   5.875%, 2/15/12                    -0-                 -0-          285        296,943        -0-              285       296,943
   6.75%, 3/15/32                     135             153,277          -0-            -0-        -0-              135       153,277
Household Finance Corp.
   4.125%, 12/15/08                    90              89,176          -0-            -0-        -0-               90        89,176
HSBC Finance Corp.
   6.50%, 11/15/08                     80              80,878          -0-            -0-        -0-               80        80,878
   7.00%, 5/15/12                      85              89,060          -0-            -0-        -0-               85        89,060
International Lease
Finance Corp.
   6.375%, 3/15/09                    -0-                 -0-          150        151,696        -0-              150       151,696
iStar Financial, Inc.
   5.15%, 3/01/12                      50              43,211           30         25,926        -0-               80        69,137
   5.65%, 9/15/11                      95              84,894          -0-            -0-        -0-               95        84,894
   6.00%, 12/15/10                    -0-                 -0-          200        182,064        -0-              200       182,064
   Series B
   5.95%, 10/15/13                    -0-                 -0-           65         56,640        -0-               65        56,640
SLM Corp.
   4.50%, 7/26/10                      55              50,446          -0-            -0-        -0-               55        50,446
   5.375%, 1/15/13 - 5/15/14          375             334,306          190        169,964        -0-              565       504,270
                                            ------------------               -------------    -------                  -------------
                                                    1,674,000                   1,486,153        -0-                      3,160,153
                                            ------------------               -------------    -------                  -------------
INSURANCE - 0.7%
The Allstate Corp.
   6.125%, 5/15/37 (d)                -0-                 -0-          160        154,371        -0-              160       154,371
American RE Corp.
   Series B
   7.45%, 12/15/26                    -0-                 -0-          140        144,875        -0-              140       144,875
Assurant, Inc.
   5.625%, 2/15/14                     35              34,250          -0-            -0-        -0-               35        34,250
Berkshire Hathaway
Finance Corp.
   4.20%, 12/15/10                     50              50,259          -0-            -0-        -0-               50        50,259
CNA Financial Corp.
   5.85%, 12/15/14                    -0-                 -0-           85         85,140        -0-               85        85,140
Hartford Financial
Services Group, Inc.
   6.375%, 11/01/08                   -0-                 -0-          125        126,364        -0-              125       126,364
ING Groep NV
   5.775%, 12/08/15 (d)               -0-                 -0-          470        433,523        -0-              470       433,523
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 (e)                  35              35,644          200        203,683        -0-              235       239,327
Lincoln National Corp.
   7.00%, 5/17/66 (d)                 -0-                 -0-          345        346,388        -0-              345       346,388
North Front Pass Through
Trust
   5.81%, 12/15/24 (d)(e)             -0-                 -0-          500        478,409        -0-              500       478,409
UnitedHealth Group, Inc.
   4.125%, 8/15/09                     67              66,603          -0-            -0-        -0-               67        66,603
   5.25%, 3/15/11                     165             166,846          110        111,231        -0-              275       278,077
WellPoint, Inc.
   4.25%, 12/15/09                     80              79,071          -0-            -0-        -0-               80        79,071
   5.25%, 1/15/16                     -0-                 -0-           75         72,613        -0-               75        72,613
                                            ------------------               -------------    -------                  -------------
                                                      432,673                   2,156,597        -0-                      2,589,270
                                            ------------------               -------------    -------                  -------------
                                                    5,155,672                  10,830,757        -0-                     15,986,429
                                            ------------------               -------------    -------                  -------------
INDUSTRIAL - 4.7%
BASIC - 0.4%
The Dow Chemical Co.
   7.375%, 11/01/29                    10              10,999           15         16,499        -0-               25        27,498

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.
   7.25%, 1/15/24             $       -0- $               -0- $        100 $      108,861   $    -0-     $        100 $     108,861
Inco Ltd.
   7.75%, 5/15/12                     -0-                 -0-          325        354,574        -0-              325       354,574
International Paper Co.
   5.30%, 4/01/15                      55              53,681          -0-            -0-        -0-               55        53,681
International Steel Group, Inc.
   6.50%, 4/15/14                      60              61,609          -0-            -0-        -0-               60        61,609
Lubrizol Corp.
   4.625%, 10/01/09                    20              20,085          -0-            -0-        -0-               20        20,085
   5.50%, 10/01/14                    -0-                 -0-          180        178,707        -0-              180       178,707
Noranda, Inc.
   6.00%, 10/15/15                    -0-                 -0-          205        207,850        -0-              205       207,850
Southern Copper Corp.
   7.50%, 7/27/35                     -0-                 -0-          195        206,526        -0-              195       206,526
Westvaco Corp.
   8.20%, 1/15/30                      15              16,038          -0-            -0-        -0-               15        16,038
Weyerhaeuser Co.
   5.95%, 11/01/08                     35              35,284          -0-            -0-        -0-               35        35,284
   7.375%, 3/15/32                    -0-                 -0-          170        170,603        -0-              170       170,603
                                            ------------------               -------------    -------                  -------------
                                                      197,696                   1,243,620        -0-                      1,441,316
                                            ------------------               -------------    -------                  -------------
CAPITAL GOODS - 0.3%
Boeing Capital Corp.
   4.75%, 8/25/08                      35              35,119          -0-            -0-        -0-               35        35,119
CRH America, Inc.
   6.00%, 9/30/16                     -0-                 -0-           90         88,019        -0-               90        88,019
Caterpillar Financial Services
   4.50%, 6/15/09                      46              46,017          -0-            -0-        -0-               46        46,017
Hanson Australia Funding Ltd.
   5.25%, 3/15/13                     -0-                 -0-          120        119,726        -0-              120       119,726
Hutchison Whampoa
International Ltd.
   7.45%, 11/24/33 (e)                -0-                 -0-          100        114,047        -0-              100       114,047
Masco Corp.
   7.75%, 8/01/29                     -0-                 -0-          165        178,625        -0-              165       178,625
Textron Financial Corp.
   4.125%, 3/03/08                     80              79,922          -0-            -0-        -0-               80        79,922
Tyco International Group SA
   6.00%, 11/15/13                     85              87,366          115        118,202        -0-              200       205,568
Waste Management, Inc.
   6.375%, 11/15/12                   -0-                 -0-          175        185,031        -0-              175       185,031
   6.875%, 5/15/09                     40              41,067          -0-            -0-        -0-               40        41,067
                                            ------------------               -------------    -------                  -------------
                                                      289,491                     803,650        -0-                      1,093,141
                                            ------------------               -------------    -------                  -------------
COMMUNICATIONS - MEDIA - 0.6%
BSKYB Finance UK PLC
   5.625%, 10/15/15 (e)               -0-                 -0-           85         83,633        -0-               85        83,633
British Sky Broadcasting PLC
   8.20%, 7/15/09                      20              20,924          -0-            -0-        -0-               20        20,924
Comcast Cable Communications
Holdings, Inc.
   9.455%, 11/15/22                    55              69,940          -0-            -0-        -0-               55        69,940
Comcast Cable Communications,
 Inc.
   6.20%, 11/15/08                     66              66,537          -0-            -0-        -0-               66        66,537
   6.875%, 6/15/09                     50              51,429          -0-            -0-        -0-               50        51,429
Comcast Corp.
   5.30%, 1/15/14                      40              39,224          -0-            -0-        -0-               40        39,224
   5.50%, 3/15/11                      50              50,478          -0-            -0-        -0-               50        50,478
Cox Enterprises, Inc.
   4.375%, 5/01/08 (e)                 40              39,872          -0-            -0-        -0-               40        39,872
News America Holdings, Inc.
   8.25%, 10/17/96                    -0-                 -0-           60         69,688        -0-               60        69,688
   9.25%, 2/01/13                     -0-                 -0-           65         75,978        -0-               65        75,978
News America, Inc.
   5.30%, 12/15/14                    -0-                 -0-          190        189,022        -0-              190       189,022
   6.55%, 3/15/33                      45              44,950          -0-            -0-        -0-               45        44,950
RR Donnelley & Sons Co.
   4.95%, 4/01/14                      25              23,570          -0-            -0-        -0-               25        23,570
   5.50%, 5/15/15                     -0-                 -0-          185        178,004        -0-              185       178,004
The Thomson Corp.
   5.75%, 2/01/08                     -0-                 -0-          460        459,876        -0-              460       459,876
Time Warner Cos., Inc.
   7.57%, 2/01/24                     -0-                 -0-           70         75,918        -0-               70        75,918
Time Warner Entertainment Co.
   8.375%, 3/15/23                    130             153,126          250        294,474        -0-              380       447,600
Viacom, Inc.
   7.875%, 7/30/30                    -0-                 -0-           60         65,117        -0-               60        65,117
WPP Finance Corp.
   5.875%, 6/15/14                     25              26,606          125        133,030        -0-              150       159,636
                                            ------------------               -------------    -------                  -------------
                                                      586,656                   1,624,740        -0-                      2,211,396
                                            ------------------               -------------    -------                  -------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS -
TELECOMMUNICATIONS - 1.2%
AT&T Corp.
   7.30%, 11/15/11            $        40 $            43,340 $        250 $      270,877   $    -0-     $        290 $     314,217
   8.00%, 11/15/31                     15              18,421          -0-            -0-        -0-               15        18,421
Bellsouth Capital Funding Corp.
   7.12%, 7/15/97                     -0-                 -0-          360        376,225        -0-              360       376,225
BellSouth Corp.
   5.20%, 9/15/14                     -0-                 -0-          270        269,465        -0-              270       269,465
British Telecommunications PLC
   8.625%, 12/15/10                   100             109,735          -0-            -0-        -0-              100       109,735
Embarq Corp.
   6.738%, 6/01/13                      5               5,172          250        258,594        -0-              255       263,766
   7.082%, 6/01/16                    240             247,291          280        288,507        -0-              520       535,798
GTE Corp.
   8.75%, 11/01/21                    -0-                 -0-          270        330,870        -0-              270       330,870
New Cingular Wireless
Services, Inc.
   7.875%, 3/01/11                     95             102,882          -0-            -0-        -0-               95       102,882
   8.75%, 3/01/31                      50              64,799          155        200,877        -0-              205       265,676
Nextel Communications, Inc.
   Series E
   6.875%, 10/31/13                    45              44,332          -0-            -0-        -0-               45        44,332
   Series F
   5.95%, 3/15/14                     -0-                 -0-          165        155,095        -0-              165       155,095
Qwest Corp.
   5.625%, 11/15/08                   110             109,450          -0-            -0-        -0-              110       109,450
   7.50%, 10/01/14                    -0-                 -0-          165        167,475        -0-              165       167,475
   7.875%, 9/01/11                    150             156,000          115        119,600        -0-              265       275,600
   8.875%, 3/15/12                    110             117,700          -0-            -0-        -0-              110       117,700
Sprint Capital Corp.
   8.375%, 3/15/12                    120             129,963          -0-            -0-        -0-              120       129,963
Telecom Italia Capital SA
   4.00%, 1/15/10                     120             117,532          -0-            -0-        -0-              120       117,532
   6.00%, 9/30/34                      65              63,206          -0-            -0-        -0-               65        63,206
Telefonos de Mexico SAB de CV
   4.50%, 11/19/08                    157             156,231          139        138,319        -0-              296       294,550
Telus Corp.
   8.00%, 6/01/11                     -0-                 -0-          100        108,347        -0-              100       108,347
Verizon Communications, Inc.
   4.90%, 9/15/15                      35              34,049          -0-            -0-        -0-               35        34,049
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12                     45              46,341          -0-            -0-        -0-               45        46,341
Verizon Virginia, Inc.
   Series A
   4.625%, 3/15/13                    -0-                 -0-          365        352,558        -0-              365       352,558
Vodafone Group PLC
   5.50%, 6/15/11                      60              60,637          -0-            -0-        -0-               60        60,637
   7.875%, 2/15/30                    -0-                 -0-          155        182,617        -0-              155       182,617
                                            ------------------               -------------    -------                  -------------
                                                    1,627,081                   3,219,426        -0-                      4,846,507
                                            ------------------               -------------    -------                  -------------
CONSUMER CYCLICAL -
AUTOMOTIVE - 0.0%
DaimlerChrysler North America
   4.875%, 6/15/10                     25              24,889           70         69,689        -0-               95        94,578
                                            ------------------               -------------    -------                  -------------
CONSUMER CYCLICAL -
OTHER - 0.2%
Centex Corp.
   5.45%, 8/15/12                     164             144,247          -0-            -0-        -0-              164       144,247
Starwood Hotels & Resorts
Worldwide, Inc.
   7.375%, 11/15/15                    81              83,622          141        145,564        -0-              222       229,186
   7.875%, 5/01/12                     84              89,259           98        104,135        -0-              182       193,394
Toll Brothers Finance Corp.
   5.15%, 5/15/15                      20              18,149           30         27,224        -0-               50        45,373
   6.875%, 11/15/12                    40              39,071          -0-            -0-        -0-               40        39,071
                                            ------------------               -------------    -------                  -------------
                                                      374,348                     276,923        -0-                        651,271
                                            ------------------               -------------    -------                  -------------
CONSUMER CYCLICAL -
RETAILERS - 0.1%
CVS Corp.
   6.125%, 8/15/16                    -0-                 -0-          150        153,973        -0-              150       153,973
Ltd. Brands, Inc.
   6.90%, 7/15/17                      25              24,155          -0-            -0-        -0-               25        24,155
                                            ------------------               -------------    -------                  -------------
                                                       24,155                     153,973        -0-                        178,128
                                            ------------------               -------------    -------                  -------------
CONSUMER NON-CYCLICAL - 1.0%
Altria Group, Inc.
   7.75%, 1/15/27                      85             109,513          145        186,817        -0-              230       296,330
Anheuser-Busch Cos., Inc.
   6.50%, 2/01/43                     -0-                 -0-          100        107,125        -0-              100       107,125
Bristol-Myers Squibb Co.
   6.875%, 8/01/97                    -0-                 -0-          425        448,722        -0-              425       448,722
Bunge Ltd Finance Corp.
   5.10%, 7/15/15                      69              65,352          -0-            -0-        -0-               69        65,352
Cadbury Schweppes US
Finance LLC
   5.125%, 10/01/13 (e)               135             134,921          190        189,889        -0-              325       324,810
ConAgra Foods, Inc.
   7.875%, 9/15/10                     19              20,394          -0-            -0-        -0-               19        20,394
Fisher Scientific International,
Inc.
   6.125%, 7/01/15                     19              18,873          410        407,267        -0-              429       426,140
   6.75%, 8/15/14                      29              29,724          -0-            -0-        -0-               29        29,724
                                                                                                         Pro Forma

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc.
   4.125%, 11/12/09           $       115 $           114,008 $        -0- $          -0-   $    -0-     $        115 $     114,008
   5.25%, 10/01/13                    -0-                 -0-          150        147,473        -0-              150       147,473
Reynolds American, Inc.
   7.25%, 6/01/12                     -0-                 -0-          160        168,906        -0-              160       168,906
   7.25%, 6/01/13                     150             158,660          -0-            -0-        -0-              150       158,660
   7.625%, 6/01/16                    145             154,134          160        170,079        -0-              305       324,213
Safeway, Inc.
   4.125%, 11/01/08                    18              17,806          -0-            -0-        -0-               18        17,806
   4.95%, 8/16/10                     -0-                 -0-          400        402,100        -0-              400       402,100
   5.80%, 8/15/12                     -0-                 -0-          155        160,374        -0-              155       160,374
   6.50%, 3/01/11                      15              15,693          -0-            -0-        -0-               15        15,693
Tyson Foods, Inc.
   6.85%, 4/01/16                     150             153,923          -0-            -0-        -0-              150       153,923
Wyeth
   5.50%, 2/01/14                      40              40,627          -0-            -0-        -0-               40        40,627
   6.50%, 2/01/34                     -0-                 -0-          285        302,477        -0-              285       302,477
                                            ------------------               -------------    -------                  -------------
                                                    1,033,628                   2,691,229        -0-                      3,724,857
                                            ------------------               -------------    -------                  -------------
ENERGY - 0.4%
Amerada Hess Corp.
   7.30%, 8/15/31                     -0-                 -0-          140        157,258        -0-              140       157,258
   7.875%, 10/01/29                    55              65,099          -0-            -0-        -0-               55        65,099
Gazprom
   6.212%, 11/22/16 (e)               315             305,613          350        339,570        -0-              665       645,183
Norsk Hydro
   6.36%, 1/15/09                     -0-                 -0-           45         45,712        -0-               45        45,712
Transocean, Inc.
   7.50%, 4/15/31                     -0-                 -0-          155        170,273        -0-              155       170,273
Valero Energy Corp.
   4.75%, 6/15/13                     -0-                 -0-          125        121,198        -0-              125       121,198
   6.875%, 4/15/12                     45              48,017          -0-            -0-        -0-               45        48,017
XTO Energy, Inc.
   7.50%, 4/15/12                     -0-                 -0-          100        109,315        -0-              100       109,315
                                            ------------------               -------------    -------                  -------------
                                                      418,729                     943,326        -0-                      1,362,055
                                            ------------------               -------------    -------                  -------------
SERVICES - 0.1%
The Western Union Co.
   5.93%, 10/01/16                    -0-                 -0-          315        314,329        -0-              315       314,329
                                            ------------------               -------------    -------                  -------------

TECHNOLOGY - 0.4%
Electronic Data Systems Corp.
   Series B
   6.50%, 8/01/13                     145             146,617          310        313,458        -0-              455       460,075
Hewlett-Packard Co.
   3.625%, 3/15/08                    -0-                 -0-          475        473,895        -0-              475       473,895
International Business
Machines Corp.
   4.375%, 6/01/09                     20              20,183          -0-            -0-        -0-               20        20,183
Motorola, Inc.
   6.50%, 9/01/25                      70              67,977          105        101,966        -0-              175       169,943
   7.50%, 5/15/25                      15              15,961           20         21,281        -0-               35        37,242
   7.625%, 11/15/10                     5               5,356           64         68,552        -0-               69        73,908
Xerox Corp.
   7.625%, 6/15/13                     30              31,306           35         36,524        -0-               65        67,830
   9.75%, 1/15/09                     111             116,041          104        108,723        -0-              215       224,764
                                            ------------------               -------------    -------                  -------------
                                                      403,441                   1,124,399        -0-                      1,527,840
                                            ------------------               -------------    -------                  -------------
TRANSPORTATION - AIRLINES -
0.1%
Southwest Airlines Co.
   5.25%, 10/01/14                    -0-                 -0-          415        404,449        -0-              415       404,449
Transportation - Railroads -
0.1%
CSX Corp.
   5.50%, 8/01/13                     -0-                 -0-           50         49,835        -0-               50        49,835
Norfolk Southern Corp.
   7.90%, 5/15/97                     -0-                 -0-           45         52,103        -0-               45        52,103
                                            ------------------               -------------    -------                  -------------
                                                          -0-                     506,387        -0-                        506,387
                                            ------------------               -------------    -------                  -------------
                                                    4,980,114                  12,971,691        -0-                     17,951,805
                                            ------------------               -------------    -------                  -------------
REITS - 0.1%
Regency Centers LP
   5.25%, 8/01/15                     -0-                 -0-          225        213,260        -0-              225       213,260
                                            ------------------               -------------    -------                  -------------

UTILITY - 0.7%
ELECTRIC - 0.4%
Carolina Power & Light Co.
   6.50%, 7/15/12                      65              69,181          -0-            -0-        -0-               65        69,181
Consumers Energy Co.
   Series C
   4.25%, 4/15/08                      25              24,916          -0-            -0-        -0-               25        24,916
   Series D
   5.375%, 4/15/13                    -0-                 -0-          215        214,405        -0-              215       214,405
Dominion Resources, Inc./VA
   7.50%, 6/30/66 (d)                 -0-                 -0-          305        301,543        -0-              305       301,543
Exelon Corp.
   6.75%, 5/01/11                      25              26,148          -0-            -0-        -0-               25        26,148
FPL Group Capital, Inc.
   6.35%, 10/01/66 (d)                -0-                 -0-           55         52,018        -0-               55        52,018
   6.65%, 6/15/67 (d)                 -0-                 -0-          170        163,729        -0-              170       163,729

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11            $        65 $            67,120 $        -0- $          -0-   $    -0-     $         65 $      67,120
   Series C
   7.375%, 11/15/31                    85              93,265          -0-            -0-        -0-               85        93,265
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12                    30              31,094          -0-            -0-        -0-               30        31,094
Nisource Finance Corp.
   7.875%, 11/15/10                    40              42,433          -0-            -0-        -0-               40        42,433
Pacific Gas & Electric Co.
   4.80%, 3/01/14                      65              63,194          -0-            -0-        -0-               65        63,194
Progress Energy, Inc.
   7.10%, 3/01/11                      19              20,220          -0-            -0-        -0-               19        20,220
Public Service Company of
Colorado
   7.875%, 10/01/12                    30              33,666          -0-            -0-        -0-               30        33,666
SPI Electricity & Gas
Australia Holdings Pty Ltd.
   6.15%, 11/15/13 (e)                238             242,852          250        255,096        -0-              488       497,948
                                            ------------------               -------------    -------                  -------------
                                                      714,089                     986,791        -0-                      1,700,880
                                            ------------------               -------------    -------                  -------------
NATURAL GAS - 0.3%
CenterPoint Energy Resources
Corp.
   Series B
   7.875%, 4/01/13                    -0-                 -0-          285        312,926        -0-              285       312,926
Duke Energy Field Services Corp.
   7.875%, 8/16/10                     15              16,091          -0-            -0-        -0-               15        16,091
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14                     25              24,950          150        149,699        -0-              175       174,649
Texas Eastern Transmission Corp.
   7.30%, 12/01/10                    -0-                 -0-          350        375,188        -0-              350       375,188
TransCanada Pipelines Ltd.
   6.35%, 5/15/67 (d)                 -0-                 -0-          180        168,710        -0-              180       168,710
Williams Cos., Inc.
   7.875%, 9/01/21                     40              44,350          -0-            -0-        -0-               40        44,350
                                            ------------------               -------------    -------                  -------------
                                                       85,391                   1,006,523        -0-                      1,091,914
                                            ------------------               -------------    -------                  -------------
                                                      799,480                   1,993,314        -0-                      2,792,794
                                            ------------------               -------------    -------                  -------------
NON CORPORATE SECTORS - 0.0%
AGENCIES - NOT GOVERNMENT
GUARANTEED - 0.0%
Petronas Capital, Ltd.
   7.00%, 5/22/12 (e)                 -0-                 -0-          150        163,316        -0-              150       163,316
                                            ------------------               -------------    -------                  -------------
Total Corporates -
Investment Grades
   (cost $11,025,886
 and $26,585,983)                                  10,935,266                  26,172,338        -0-                     37,107,604
                                            ------------------               -------------    -------                  -------------

COMMERCIAL MORTGAGE-BACKED
SECURITIES - 3.2%
NON-AGENCY FIXED RATE CMBS - 3.2%
Banc of America
Commercial Mortgage, Inc.
   Series 2001-PB1, Class A2
   5.787%, 5/11/35                    164             167,898        1,526      1,563,852        -0-            1,690     1,731,750
   Series 2004-4, Class A3
   4.128%, 7/10/42                    200             197,530          -0-            -0-        -0-              200       197,530
   Series 2004-6, Class A2
   4.161%, 12/10/42                   140             137,776          -0-            -0-        -0-              140       137,776
   Series 2005-6, Class A4
   5.181%, 9/10/47                    315             310,604          -0-            -0-        -0-              315       310,604
   Series 2006-5, Class A4
   5.414%, 9/10/47                    355             355,201          -0-            -0-        -0-              355       355,201
Bear Stearns Commercial
Mortgage Securities, Inc.
   5.70%, 6/11/50                     365             376,041          -0-            -0-        -0-              365       376,041
   Series 2006-PW12, Class A4
   5.711%, 9/11/38                    100             102,615          -0-            -0-        -0-              100       102,615
Citigroup Commercial Mortgage
Trust
   Series 2004-C1, Class A4
   5.529%, 4/15/40 (d)                110             111,331          -0-            -0-        -0-              110       111,331
Credit Suisse First Boston
   Mortgage Securities Corp.
   Series 2003-CK2, Class A2
   3.861%, 3/15/36                     32              32,065          -0-            -0-        -0-               32        32,065
   Series 2004-C1, Class A4
   4.75%, 1/15/37 (d)                  70              68,342          -0-            -0-        -0-               70        68,342
Credit Suisse Mortgage Capital
 Certificates
   Series 2006-C3, Class A3
   5.827%, 6/15/38 (d)                 90              92,952          -0-            -0-        -0-               90        92,952
   Series 2006-C4, Class A3
   5.467%, 9/15/39                    235             235,629          -0-            -0-        -0-              235       235,629
GE Capital Commercial
Mortgage Corp.
   Series 2005-C3, Class A3FX
   4.863%, 7/10/45                    360             358,003          -0-            -0-        -0-              360       358,003
Greenwich Capital Commercial
Funding Corp.
   Series 2007-GG9, Class A4
   5.444%, 3/10/39                    215             216,269          -0-            -0-        -0-              215       216,269
GS Mortgage Securities Corp. II
   Series 2001-ROCK, Class C
   6.878%, 5/03/18 (e)                605             639,962          -0-            -0-        -0-              605       639,962

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
   Series 2004-GG2, Class A6
   5.396%, 8/10/38              $      80 $            80,544 $        600 $      604,080   $    -0-     $        680 $     684,624
   Series 2007-GG10, Class A2
   5.778%, 8/10/45                    490             499,415          -0-            -0-        -0-              490       499,415
JPMorgan Chase Commercial
Mortgage Securities Corp.
   Series 2004-C1, Class A2
   4.302%, 1/15/38                     60              58,895          -0-            -0-        -0-               60        58,895
   Series 2005-CB11, Class A4
   5.335%, 8/12/37                    170             170,349          -0-            -0-        -0-              170       170,349
   Series 2005-LDP3, Class A2
   4.851%, 8/15/42                    100              99,324          -0-            -0-        -0-              100        99,324
   Series 2005-LDP4, Class A2
   4.79%, 10/15/42                    210             208,337          -0-            -0-        -0-              210       208,337
   Series 2005-LDP5, Class A2
   5.198%, 12/15/44                    60              60,043          -0-            -0-        -0-               60        60,043
   Series 2006-CB14, Class A4
   5.481%, 12/12/44 (d)                50              50,178          -0-            -0-        -0-               50        50,178
   Series 2006-CB15, Class A4
   5.814%, 6/12/43 (d)                110             112,971          -0-            -0-        -0-              110       112,971
   Series 2006-CB16, Class A4
   5.552%, 5/12/45                    200             201,766          -0-            -0-        -0-              200       201,766
   Series 2006-CB17, Class A4
   5.429%, 12/12/43                   350             351,943          -0-            -0-        -0-              350       351,943
LB-UBS Commercial Mortgage Trust
   Series 2003-C3, Class A4
   4.166%, 5/15/32                    150             143,440          -0-            -0-        -0-              150       143,440
   Series 2004-C4, Class A4
   5.296%, 6/15/29                     40              40,520          -0-            -0-        -0-               40        40,520
   Series 2004-C8, Class A2
   4.201%, 12/15/29                   125             123,152          -0-            -0-        -0-              125       123,152
   Series 2005-C1, Class A4
   4.742%, 2/15/30                    120             116,572          -0-            -0-        -0-              120       116,572
   Series 2005-C7, Class A4
   5.197%, 11/15/30                    50              48,932          -0-            -0-        -0-               50        48,932
   Series 2006-C3, Class A4
   5.661%, 3/15/39 (d)                285             290,049          -0-            -0-        -0-              285       290,049
   Series 2006-C4, Class A4
   5.883%, 6/15/38 (d)                275             285,381          -0-            -0-        -0-              275       285,381
   Series 2006-C6, Class A4
   5.372%, 9/15/39                    330             329,097          235        234,357        -0-              565       563,454
   Series 2007-C6, Class A4
   5.858%, 7/15/40                    210             217,192          -0-            -0-        -0-              210       217,192
   Series 2007-C7, Class A3
   5.866%, 9/15/45                    -0-                 -0-          620        641,337        -0-              620       641,337
Merrill Lynch Mortgage Trust
   Series 2005-CKI1, Class A6
   5.244%, 11/12/37 (d)                40              39,871          -0-            -0-        -0-               40        39,871
   Series 2005-MKB2, Class A2
   4.806%, 9/12/42                    320             318,394          -0-            -0-        -0-              320       318,394
Merrill Lynch/Countrywide
Commercial Mortgage Trust
   Series 2006-2, Class A4
   6.105%, 6/12/46 (d)                110             114,209          -0-            -0-        -0-              110       114,209
   Series 2006-3, Class A4
   5.414%, 7/12/46 (d)                280             279,856          -0-            -0-        -0-              280       279,856
Morgan Stanley Capital I
   Series 2004-HQ4, Class A5
   4.59%, 4/14/40                     190             187,626          -0-            -0-        -0-              190       187,626
   Series 2005-HQ5, Class A4
   5.168%, 1/14/42                    -0-                 -0-        1,035      1,029,128        -0-            1,035     1,029,128
   Series 2007-T27, Class A4
   5.651%, 6/13/42                    210             215,469          -0-            -0-        -0-              210       215,469
                                            ------------------               -------------    -------                  -------------
                                                    8,045,743                   4,072,754        -0-                     12,118,497
                                            ------------------               -------------    -------                  -------------
NON-AGENCY ADJUSTABLE
RATE CMBS - 0.0%
GS Mortgage Securities Corp. II
   Series 2007-EOP, Class E
   5.692%, 3/06/20 (c)(e)              75              72,281          -0-            -0-        -0-               75        72,281
                                            ------------------               -------------    -------                  -------------
Total Commercial Mortgage-
  Backed Securities
   (cost $8,007,866
    and $4,046,251)                                 8,118,024                   4,072,754        -0-                     12,190,778
                                            ------------------               -------------    -------                  -------------

GOVERNMENT-RELATED -
U.S. AGENCIES - 2.0%
AGENCY DEBENTURES - 2.0%
Federal Home Loan Bank
   4.625%, 10/10/12                   470             483,739          -0-            -0-        -0-              470       483,739
   5.00%, 11/17/17                  3,120           3,234,931          655        679,128        -0-            3,775     3,914,059
Federal Home Loan Mortgage
Corp.
   5.125%, 11/17/17                 2,670           2,785,988          245        255,643        -0-            2,915     3,041,631
Federal National Mortgage
Association
   Series 2005
   3.875%, 2/15/10                    200             201,339          -0-            -0-        -0-              200       201,339
                                            ------------------               -------------    -------                  -------------
Total Government-Related -
U.S. Agencies
   (cost $6,639,440
    and $919,607)                                   6,705,997                     934,771        -0-                      7,640,768
                                            ------------------               -------------    -------                  -------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT-RELATED - U.S.
OTHER ISSUERS - 0.1%
TEXAS - 0.1%
Dallas-Fort Worth Int'l
Arpt Fac Impr
   Corp. MBIA FSA
   7.07%, 11/01/24            $       -0- $               -0- $        400 $      413,528   $    -0-     $        400 $     413,528
   (cost $409,203)                          ------------------               -------------    -------                  -------------
                                                          -0-                     413,528        -0-                        413,528
                                            ------------------               -------------    -------                  -------------

GOVERNMENT-RELATED -
FOREIGN AGENCIES - 0.9%
Development Bank of Japan
   1.75%, 6/21/10          JPY    200,000           1,830,694 JPY      -0-            -0-        -0- JPY      200,000     1,830,694
Kreditanstalt fuer
Wiederaufbau
   1.75%, 3/23/10 (a)             114,000           1,041,107          -0-            -0-        -0-          114,000     1,041,107
   Series INTL
   1.85%, 9/20/10 (a)              64,000             587,937          -0-            -0-        -0-           64,000       587,937
                                            ------------------               -------------    -------                  -------------
Total Government-Related -
Foreign Agencies
   (cost $3,315,964)                                3,459,738                         -0-        -0-                      3,459,738
                                            ------------------               -------------    -------                  -------------

EMERGING MARKETS -
NON-INVESTMENT
   GRADES - 1.1%
NON CORPORATE SECTORS - 1.1%
SOVEREIGN - 1.1%
Republic of Brazil
   8.25%, 1/20/34 (a)         $       725 $           917,125 $        855 $    1,081,575   $    -0-     $      1,580 $   1,998,700
Republic of Panama
   9.375%, 4/01/29 (a)                200             273,000          270        368,550        -0-              470       641,550
Republic of Peru
   7.35%, 7/21/25 (a)                 215             245,100          -0-            -0-        -0-              215       245,100
   8.75%, 11/21/33                    185             245,125          395        523,375        -0-              580       768,500
Republic of Philippines
   8.25%, 1/15/14                     261             292,320          231        258,720        -0-              492       551,040
   8.875%, 3/17/15                     46              54,119           44         51,766        -0-               90       105,885
                                            ------------------               -------------    -------                  -------------
Total Emerging Markets -
Non-Investment Grades
   (cost $1,913,602
and $2,286,763)                                    2,026,789                   2,283,986        -0-                      4,310,775
                                            ------------------               -------------    -------                  -------------

GOVERNMENT-RELATED -
SOVEREIGNS - 0.5%
Government of Poland
   Series 1110
   6.00%, 11/24/10 (a)     PLN      1,745             706,841   PLN    -0-            -0- PLN    -0- PLN        1,745       706,841
Mexican Bonos
   Series MI10
   8.00%, 12/19/13         MXN     14,185           1,296,569   MXN    -0-            -0- MXN    -0- MXN       14,185     1,296,569
                                            ------------------               -------------    -------                  -------------
Total Government-Related -
Sovereigns
   (cost $2,013,711)                                2,003,410                         -0-        -0-                      2,003,410
                                            ------------------               -------------    -------                  -------------

ASSET-BACKED SECURITIES -
0.9% HOME EQUITY LOANS -
FLOATING RATE - 0.6% Bear
Stearns Asset Backed
Securities, Inc.
   Series 2005-SD1, Class 1A1
   5.015%, 4/25/22 (c)           $      2 $             2,214 $        -0- $          -0-   $    -0-     $          2 $       2,214
   Series 2007-HE3, Class M1
   5.315%, 4/25/37 (c)                100              64,310          -0-            -0-        -0-              100        64,310
Credit-Based Asset Servicing
& Securities, Inc.
   Series 2005-CB7, Class AF2
   5.147%, 11/25/35 (f)                88              87,025           83         81,906        -0-              171       168,931
Home Equity Asset Trust
   Series 2007-3, Class M1
   5.215%, 8/25/37 (c)                275             189,522          -0-            -0-        -0-              275       189,522
Home Equity Mortgage Trust
   Series 2006-1, Class A2
   5.367%, 5/25/36 (f)                 30              15,019          -0-            -0-        -0-               30        15,019
Household Home Equity
Loan trust
   Series 2007-1, Class M1
   5.329%, 3/20/36 (c)                -0-                 -0-          365        255,500        -0-              365       255,500
HSI Asset Securitization Corp.
Trust
   Series 2006-OPT2, Class 2A1
   4.945%, 1/25/36 (c)                 15              14,774          -0-            -0-        -0-               15        14,774
Indymac Residential Asset
Backed Trust
   Series 2006-D, Class 2A2
   4.975%, 11/25/36 (c)               295             277,991          -0-            -0-        -0-              295       277,991
IXIS Real Estate Capital Trust
   Series 2006-HE3, Class A2
   4.965%, 1/25/37 (c)                195             183,940          -0-            -0-        -0-              195       183,940
Lehman XS Trust
   Series 2007-4N, Class M1
   5.315%, 3/25/47 (c)                265             193,001          -0-            -0-        -0-              265       193,001
Newcastle Mortgage Securities
Trust
   Series 2007-1, Class 2A1
   4.919%, 4/25/37 (c)                -0-                 -0-          301        287,611        -0-              301       287,611
Option One Mortgage Loan Trust
   Series 2007-2, Class M1
   5.225%, 3/25/37 (c)                -0-                 -0-          125         77,575        -0-              125        77,575

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
RAAC Series
   Series 2006-SP3, Class A1
   4.945%, 8/25/36 (c)          $     128 $           124,149 $         61 $       59,118   $    -0-     $        189 $     183,267
Residential Asset Securities
Corp.
   Series 2003-KS3, Class A2
   5.465%, 5/25/33 (c)                  2               2,214          -0-            -0-        -0-                2         2,214
Soundview Home Equity
Loan Trust
   Series 2007-OPT2, Class 2A2
   4.919%, 7/25/37 (c)                -0-                 -0-          300        287,766        -0-              300       287,766
Specialty Underwriting &
Residential Finance
   Series 2006-BC1, Class A2A
   4.945%, 12/25/36 (c)                11              10,965          -0-            -0-        -0-               11        10,965
Structured Asset Investment
Loan Trust
   Series 2006-1, Class A1
   4.945%, 1/25/36 (c)                 20              20,378          -0-            -0-        -0-               20        20,378
                                            ------------------               -------------    -------                  -------------
                                                    1,185,502                   1,049,476        -0-                      2,234,978
                                            ------------------               -------------    -------                  -------------
HOME EQUITY LOANS - FIXED
RATE - 0.2%
Countrywide Asset-Backed
Certificates
   Series 2007-S1, Class A3
   5.81%, 11/25/36                    275             228,013          375        310,926        -0-              650       538,939
Credit-Based Asset Servicing &
Securities, Inc.
   Series 2003-CB1, Class AF
   3.45%, 1/25/33 (f)                  35              35,034          184        181,502        -0-              219       216,536
Home Equity Mortgage Trust
   Series 2005-4, Class A3
   4.742%, 1/25/36 (f)                 35              28,187           69         54,890        -0-              104        83,077
Residential Funding Mortgage
Securities II, Inc.
   Series 2005-HI2, Class A3
   4.46%, 5/25/35                      71              70,101          -0-            -0-        -0-               71        70,101
                                            ------------------               -------------    -------                  -------------
                                                      361,335                     547,318        -0-                        908,653
                                            ------------------               -------------    -------                  -------------
CREDIT CARDS - FIXED
RATE - 0.0%
MBNA Credit Card Master
Note Trust
   Series 2003-A6, Class A6
   2.75%, 10/15/10                     85              84,388          -0-            -0-        -0-               85        84,388
                                            ------------------               -------------    -------                  -------------
AUTOS - FIXED RATE - 0.0%
Capital One Prime Auto
Receivables Trust
   Series 2005-1, Class A3
   4.32%, 8/15/09                      26              25,701           89         88,710        -0-              115       114,411
                                            ------------------               -------------    -------                  -------------
OTHER - FLOATING RATE - 0.0%
Libertas Preferred Funding
Ltd.
   Series 2007-3A, Class 2
   5.893%, 4/09/47 (c)(e)(g)          -0-                 -0-          260         26,000        -0-              260        26,000
                                            ------------------               -------------    -------                  -------------
Total Asset-Backed Securities
   (cost $1,943,188
   and $2,157,277)                                   1,656,926                   1,711,504        -0-                      3,368,430
                                            ------------------               -------------    -------                  -------------

GOVERNMENT-RELATED -
NON-U.S. ISSUERS - 0.8%
SOVEREIGNS - 0.7%
Russian Federation
   7.50%, 3/31/30 (a)(e)(f)           812             923,423          955      1,086,711        -0-            1,767     2,010,134
United Mexican States
   5.625%, 1/15/17                    -0-                 -0-          680        689,180        -0-              680       689,180
                                            ------------------               -------------    -------                  -------------
                                                      923,423                   1,775,891        -0-                      2,699,314
                                            ------------------               -------------    -------                  -------------
SUPRANATIONALS - 0.0%
European Investment Bank
   5.125%, 5/30/17                    175             182,568          -0-            -0-        -0-              175       182,568
                                            ------------------               -------------    -------                  -------------

AGENCIES - 0.1%
Korea Development Bank
   5.75%, 9/10/13                     -0-                 -0-          200        206,662        -0-              200       206,662
                                            ------------------               -------------    -------                  -------------
Total Government-Related -
Non-U.S. Issuers
   (cost $1,077,608
    and $1,973,671)                                 1,105,991                   1,982,553        -0-                      3,088,544
                                            ------------------               -------------    -------                  -------------

CORPORATES - NON-INVESTMENT
GRADES - 0.8%
INDUSTRIAL - 0.6%
BASIC - 0.1%
Freeport-McMoRan
Copper & Gold, Inc.
   8.25%, 4/01/15                     -0-                 -0-           60         63,600        -0-               60        63,600
   8.375%, 4/01/17                    -0-                 -0-           60         64,350        -0-               60        64,350
Ineos Group Holdings PLC
   8.50%, 2/15/16 (e)                  75              66,750          -0-            -0-        -0-               75        66,750
Packaging Corp. of America
   4.375%, 8/01/08                    -0-                 -0-          200        198,162        -0-              200       198,162
   5.75%, 8/01/13                      30              30,660          -0-            -0-        -0-               30        30,660
                                            ------------------               -------------    -------                  -------------
                                                       97,410                     326,112        -0-                        423,522
                                            ------------------               -------------    -------                  -------------
CAPITAL GOODS - 0.0%
Bombardier, Inc.
   6.75%, 5/01/12 (e)                 -0-                 -0-          100        101,250        -0-              100       101,250
                                            ------------------               -------------    -------                  -------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS -
MEDIA - 0.2%
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12               $      45 $            43,650 $        -0- $          -0-   $    -0-     $         45 $      43,650
Clear Channel
Communications, Inc.
   5.50%, 9/15/14                      85              64,790          150        114,335        -0-              235       179,125
DirecTV Holdings LLC
   6.375%, 6/15/15                     40              38,400          -0-            -0-        -0-               40        38,400
Echostar DBS Corp.
   6.625%, 10/01/14                    17              16,915           18         17,910        -0-               35        34,825
   7.125%, 2/01/16                     48              48,960           47         47,940        -0-               95        96,900
RH Donnelley Corp.
   Series A-3
   8.875%, 1/15/16                    -0-                 -0-          140        130,900        -0-              140       130,900
                                            ------------------               -------------    -------                  -------------
                                                      212,715                     311,085        -0-                        523,800
                                            ------------------               -------------    -------                  -------------
COMMUNICATIONS -
TELECOMMUNICATIONS
- 0.1%
Mobile Telesystems Finance
   9.75%, 1/30/08 (e)                 -0-                 -0-          230        230,000        -0-              230       230,000
Qwest Communications
International, Inc.
   7.50%, 2/15/14                      25              24,937          -0-            -0-        -0-               25        24,937
   Series B
   7.50%, 2/15/14                      15              14,963          -0-            -0-        -0-               15        14,963
Windstream Corp.
   8.125%, 8/01/13                    -0-                 -0-          149        154,215        -0-              149       154,215
                                            ------------------               -------------    -------                  -------------
                                                       39,900                     384,215        -0-                        424,115
                                            ------------------               -------------    -------                  -------------
CONSUMER CYCLICAL -
AUTOMOTIVE - 0.1%
Ford Motor Credit Co.
   4.95%, 1/15/08                     -0-                 -0-          135        134,910        -0-              135       134,910
   7.375%, 10/28/09                   160             150,599          -0-            -0-        -0-              160       150,599
General Motors Corp.
   8.25%, 7/15/23                      70              55,650          -0-            -0-        -0-               70        55,650
                                            ------------------               -------------    -------                  -------------
                                                      206,249                     134,910        -0-                        341,159
                                            ------------------               -------------    -------                  -------------
CONSUMER CYCLICAL -
OTHER - 0.1%
DR Horton, Inc.
   6.50%, 4/15/16                     -0-                 -0-           80         69,410        -0-               80        69,410
Harrah's Operating
Co., Inc
   5.625%, 6/01/15                     30              21,900          116         84,680        -0-              146       106,580
   5.75%, 10/01/17                     11               7,453           10          6,775        -0-               21        14,228
   6.50%, 6/01/16                      39              29,055           39         29,055        -0-               78        58,110
MGM Mirage
   6.75%, 9/01/12                                                       60         58,425        -0-               60        58,425
   8.375%, 2/01/11                     40              40,900          -0-            -0-        -0-               40        40,900
Wynn Las Vegas LLC/Corp.
   6.625%, 12/01/14                   -0-                 -0-           45         44,212        -0-               45        44,212
                                            ------------------               -------------    -------                  -------------
                                                       99,308                     292,557        -0-                        391,865
                                            ------------------               -------------    -------                  -------------
TRANSPORTATION -
SERVICES - 0.0%
Hertz Corp.
   8.875%, 1/01/14                     35              35,481          -0-            -0-        -0-               35        35,481
                                            ------------------               -------------    -------                  -------------
                                                      691,063                   1,550,129        -0-                      2,241,192
                                            ------------------               -------------    -------                  -------------
UTILITY - 0.1%
ELECTRIC - 0.1%
Dynegy Holdings, Inc.
   8.375%, 5/01/16                     70              68,425           70         68,425        -0-              140       136,850
Edison Mission Energy
   7.00%, 5/15/17                      60              58,950           55         54,037        -0-              115       112,987
NRG Energy, Inc.
   7.25%, 2/01/14                      65              63,375           65         63,375        -0-              130       126,750
   7.375%, 2/01/16                     35              34,125          -0-            -0-        -0-               35        34,125
Reliant Energy, Inc.
   7.625%, 6/15/14                    -0-                 -0-           65         64,350        -0-               65        64,350
                                            ------------------               -------------    -------                  -------------
                                                      224,875                     250,187        -0-                        475,062
                                            ------------------               -------------    -------                  -------------
FINANCIAL
INSTITUTIONS - 0.1%
Banking - 0.1%
Northern Rock PLC
   5.60%, 4/30/14 (d)(e)              -0-                 -0-          445        275,900        -0-              445       275,900
                                            ------------------               -------------    -------                  -------------

INSURANCE - 0.0%
Liberty Mutual
Group, Inc.
   7.80%, 3/15/37 (e)                 -0-                 -0-          100         88,340        -0-              100        88,340
                                            ------------------               -------------    -------                  -------------

REITS - 0.0%
American Real Estate
Partners LP
   7.125%, 2/15/13 (e)                 25              23,500          -0-            -0-        -0-               25        23,500
   7.125%, 2/15/13                     20              18,800          -0-            -0-        -0-               20        18,800
                                            ------------------               -------------    -------                  -------------
                                                       42,300                         -0-        -0-                         42,300
                                            ------------------               -------------    -------                  -------------
Total Corporates -
Non-Investment Grades
   (cost $1,009,151 and
    $2,408,853)                                       958,238                   2,164,556        -0-                      3,122,794
                                            ------------------               -------------    -------                  -------------

MORTGAGE CMO'S - 0.2%
NON-AGENCY FIXED
RATE - 0.1%
Deutsche Mortgage
Securities, Inc.
   Series 2005-WF1,
   Class 1A1
   5.054%, 6/26/35 (e)                143             142,418          146        144,874        -0-              289       287,292

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Pro Forma
                               Alliance-                           Alliance-                                Alliance-
                               Bernstein                           Bernstein     Alliance-                  Bernstein     Pro Forma
                               Variable          Alliance-          Variable     Bernstein                  Variable      Alliance-
                               Products         Bernstein           Products      Variable                  Products      Bernstein
                              Series Fund        Variable          Series Fund    Products                 Series Fund     Variable
                               Balanced          Products           Balanced       Series                   Balanced       Products
                                Wealth          Series Fund          Shares         Fund                     Wealth      Series Fund
                               Portfolio         Balanced           Portfolio     Balanced                  Portfolio      Balanced
                               Shares or          Wealth            Shares or      Shares                   Shares or       Wealth
                               Principal         Portfolio          Principal    Portfolio                  Principal      Portfolio
                                Amount             (U.S.             Amount         (U.S.                    Amount          (U.S.
      Company                    (000)           $ Value)             (000)       $ Value)    Adjustments    (000)        $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage
Investors, Inc.
   Series 2005-A8, Class A1C1
   5.25%, 8/25/36 (d)           $     106 $           101,573 $        -0- $          -0-   $    -0-     $        106 $     101,573
Residential Accredit Loans, Inc.
   Series 2007-QS1, Class 1A1
   6.00%, 1/25/37                     145             149,652          -0-            -0-        -0-              145       149,652
                                            ------------------               -------------    -------                  -------------
                                                      393,643                     144,874        -0-                        538,517
                                            ------------------               -------------    -------                  -------------
NON-AGENCY ADJUSTABLE
RATE - 0.1%
Countrywide Alternative
Loan Trust
   Series 2005-62, Class 2A1
   5.788%, 12/25/35 (c)                60              56,345          -0-            -0-        -0-               60        56,345
   Series 2006-OA14, Class 3A1
   5.638%, 11/25/46 (c)               189             178,319          -0-            -0-        -0-              189       178,319
   Series 2007-OA3, Class M1
   5.175%, 4/25/47 (c)                 75              49,347          110         72,375        -0-              185       121,722
                                            ------------------               -------------    -------                  -------------
                                                      284,011                      72,375        -0-                        356,386
                                            ------------------               -------------    -------                  -------------
Total Mortgage CMO's
   (cost $717,141 and $253,735)                       677,654                     217,249        -0-                        894,903
                                            ------------------               -------------    -------                  -------------

INFLATION-LINKED
SECURITIES - 0.4%
U.S. Treasury Notes 2.375%,
4/15/11 (TIPS)
   (cost $1,419,144)                  -0-                 -0-        1,437      1,497,596        -0-            1,437     1,497,596
                                            ------------------               -------------    -------                  -------------

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
AUTOMOBILES - 0.1%
Porsche AG
   Zero Coupon
   (cost $226,034)                    120             241,495          -0-            -0-        -0-              120       241,495
                                            ------------------               -------------    -------                  -------------

NON-CONVERTIBLE -
REFERRED STOCKS - 0.4%
UTILITY- 0.1%
ELECTRIC - 0.1%
DTE Energy Trust I
   7.80%                              -0-                 -0-       20,000        499,000        -0-           20,000       499,000
                                            ------------------               -------------    -------                  -------------
INDUSTRIAL - 0.1%
COMMUNICATIONS -
TELECOMMUNICATIONS -
0.1% Centaur Funding Corp.
   9.08% (e)                          -0-                 -0-          200        232,125        -0-              200       232,125
                                            ------------------               -------------    -------                  -------------
FINANCIAL INSTITUTIONS -
0.0%
BANKING - 0.0%
Royal Bank of Scotland
Group PLC
   5.75%                              -0-                 -0-       10,000        179,500        -0-           10,000       179,500
                                            ------------------               -------------    -------                  -------------
NON CORPORATE SECTORS -
0.3% AGENCIES -
GOVERNMENT SPONSORED -
0.3% Federal Home
Loan Mortgage Corp.
   Zero Coupon                        -0-                 -0-        2,225         58,184        -0-            2,225        58,184
   8.375%                           2,525              66,029          -0-            -0-        -0-            2,525        66,029
Federal National
Mortgage Association
   8.25%                            3,075              79,181        2,675         68,881        -0-            5,750       148,062
                                            ------------------               -------------    -------                  -------------
                                                      145,210                     127,065        -0-                        272,275
                                            ------------------               -------------    -------                  -------------
INFORMATION TECHNOLOGY - 0.0%
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.0%
Samsung Electronics Co. Ltd. (a)      200              90,741          -0-            -0-        -0-              200        90,741
                                            ------------------               -------------    -------                  -------------
Total Non-Convertible -
Preferred Stocks
   (cost $232,993
and $1,105,116)                                       235,951                   1,037,690        -0-                      1,273,641
                                            ------------------               -------------    -------                  -------------

SHORT-TERM INVESTMENTS - 3.0%
TIME DEPOSIT - 3.0%
The Bank of New York
   3.25%, 1/02/08
   (cost $9,830,000)                9,830           9,830,000        1,678      1,678,000        -0-           11,508    11,508,000
                                            ------------------               -------------    -------                  -------------
TOTAL INVESTMENTS - 98.0%
   (cost $195,898,770
    and $148,274,64                               208,363,405                 166,033,290        -0-                    374,396,695
Other assets less
liabilities - 2.0%                                  3,087,016                   4,433,360        -0-                      7,520,376
                                            ------------------               -------------    -------                  -------------
NET ASSETS - 100.0%                               211,450,421                 170,466,650        -0-                    381,917,071
                                            ------------------               -------------    -------                  -------------

COMMON STOCKS - 62.2%
Financials - 20.4%
Banking - 2.3%
Bank of America Corp.                                             29,400          $ 1,213,044
Citigroup, Inc.                                                   28,400              836,096
Comerica, Inc.                                                     3,800              165,414
Federal Home Loan Mortgage Corp.                                   4,600              156,722
Federal National Mortgage Association                              6,800              271,864
Fifth Third Bancorp                                                5,400              135,702
JPMorgan Chase & Co.                                              23,100            1,008,315
Keycorp                                                            4,100               96,145
National City Corp.                                                2,200               36,212
SunTrust Banks, Inc.                                               2,150              134,354
U.S. Bancorp                                                       8,200              260,268
Wachovia Corp.                                                     4,500              171,135
Washington Mutual, Inc.                                            6,600               89,826
Wells Fargo & Co.                                                  9,200              277,748
                                                                                  -----------
                                                                                    4,852,845
                                                                                  -----------
Capital Markets - 2.1%
3i Group PLC                                                      10,223              202,409
Bank of New York Mellon Corp.                                     16,320          $   795,763
The Blackstone Group LP                                           19,400              429,322
Credit Suisse Group                                                8,550              514,672
Deutsche Bank AG                                                   2,500              326,730
Franklin Resources, Inc.                                           9,375            1,072,781
The Goldman Sachs Group, Inc.                                      2,065              444,078
Julius Baer Holding AG                                             5,574              457,376
Lehman Brothers Holdings, Inc.                                     3,800              248,672
Macquarie Group Ltd.                                               4,716              315,535
Man Group PLC                                                     42,277              479,918
                                                                                  -----------
                                                                                    4,491,493
                                                                                  -----------
Commercial Banks - 1.8%
Banco Santander Central Hispano SA                                 2,247               48,531
Bank Leumi Le-Israel (a)                                          14,400               69,842
Barclays PLC                                                      33,800              341,357
BNP Paribas SA                                                     3,100              336,350
China Construction Bank Corp.-Class H                            157,000              131,477
Credit Agricole SA                                                 9,821              331,324
Hana Financial Group, Inc. (a)                                     1,100               59,060
HBOS PLC                                                          29,920              435,068
Kookmin Bank (a)(b)                                                1,200               88,457
Mitsubishi UFJ Financial Group, Inc.                              42,800              403,601
Royal Bank of Scotland Group PLC                                  47,331              417,908
Societe Generale                                                   2,460              355,788
Standard Chartered PLC                                             9,114              332,631
Sumitomo Mitsui Financial Group, Inc.                                 50              370,014
                                                                                  -----------
                                                                                    3,721,408
                                                                                  -----------
Consumer Finance - 0.2%
American Express Co.                                               3,000              156,060
Discover Financial Services                                        5,400               81,432
ORIX Corp.                                                         1,480              248,917
                                                                                  -----------
                                                                                      486,409
                                                                                  -----------
Diversified Financial Services - 1.3%
CME Group, Inc.-Class A                                            1,675            1,149,050
Deutsche Boerse AG                                                 2,970              582,934
Fortis (Euronext Brussels)                                         9,666              253,044
ING Group NV                                                       9,300              362,378
Moody's Corp.                                                      2,400               85,680
NYSE Euronext                                                      3,700              324,749
                                                                                  -----------
                                                                                    2,757,835
                                                                                  -----------
Financial Services - 0.5%
CIT Group, Inc.                                                    5,700              136,971
Janus Capital Group, Inc.                                          1,300               42,705
MBIA, Inc.                                                         2,400               44,712
Merrill Lynch & Co., Inc.                                          5,000              268,400
Morgan Stanley                                                     8,900              472,679
                                                                                  -----------
                                                                                      965,467
                                                                                  -----------
Insurance - 2.8%
ACE Ltd.                                                           4,600              284,188
Allianz SE                                                         1,900              409,695
Allstate Corp.                                                     6,600              344,718
AMBAC Financial Group, Inc.                                        2,700               69,579
American International Group, Inc.                                14,900              868,670
AON Corp.                                                          2,900              138,301
Assicurazioni Generali SpA                                         2,765              125,161
Aviva PLC                                                         15,154              201,964
Chubb Corp.                                                        5,900              322,022
Everest Re Group Ltd.                                              1,900              190,760
Fidelity National Financial, Inc.-Class A                          6,200               90,582
Fondiaria-Sai SpA (ordinary shares)                                2,300               94,349
Fondiaria-Sai SpA (saving shares)                                    700               19,679
Genworth Financial, Inc.-Class A                                  10,600              269,770
Hartford Financial Services Group, Inc.                            2,600              226,694
Marsh & McLennan Cos, Inc.                                         9,400              248,818
MetLife, Inc.                                                      5,700              351,234
Muenchener Rueckversicherungs AG                                   1,700              329,931
Old Republic International Corp.                                   7,900              121,739
PartnerRe Ltd.                                                     2,200              181,566
QBE Insurance Group Ltd.                                          12,595              365,668
Torchmark Corp.                                                    1,875              113,494
The Travelers Cos, Inc.                                            7,200              387,360
Unum Group                                                         9,900              235,521
                                                                                  -----------
                                                                                    5,991,463
                                                                                  -----------
Real Estate Investment Trusts (REITs) - 6.3%
Alexandria Real Estate Equities, Inc.                              1,825              185,548
Allied Properties Real Estate Investment
   Trust                                                           9,740              204,669
AMB Property Corp.                                                 2,300              132,388
Apartment Investment & Management
   Co.-Class A                                                     4,600              159,758
Ascendas Real Estate Investment Trust                             84,000              142,205
Ashford Hospitality Trust, Inc.                                    9,300               66,867
AvalonBay Communities, Inc.                                          900               84,726
Boardwalk Real Estate Investment Trust (a)                         5,888              265,773
Boston Properties, Inc.                                            1,800              165,258
British Land Co. PLC                                              10,644              199,603
Canadian Real Estate Investment Trust                              8,434              247,723
CapitaMall Trust                                                 146,600              347,602
Cominar Real Estate Investment Trust (a)                           6,582              136,049
DB RREEF Trust                                                   267,963              467,771
Derwent Valley Holdings PLC                                        7,450              207,144
DiamondRock Hospitality Co.                                        5,500               82,390
Digital Realty Trust, Inc.                                         8,300              318,471
Dundee Real Estate Investment Trust (a)                            3,601              123,030
Entertainment Properties Trust                                     3,100              145,700
Equity Residential                                                 5,500              200,585
Essex Property Trust, Inc.                                           425               41,433
FelCor Lodging Trust, Inc.                                         3,100               48,329
First Industrial Realty Trust, Inc.                                2,900              100,340
Fonciere des Murs                                                  2,800               93,092
Fonciere Des Regions                                                 475               60,227
General Growth Properties, Inc.                                    9,700              399,446
General Property Group                                            34,988              123,145
Great Portland Estates PLC                                        15,400              143,491
H&R Real Estate Investment                                             1                   17
Hammerson PLC                                                      8,750              178,325
HCP, Inc.                                                          3,600              125,208
Health Care REIT, Inc.                                             3,900              174,291
Highwoods Properties, Inc.                                         4,400              129,272
Home Properties, Inc.                                              3,100              139,035
Host Hotels & Resorts, Inc.                                       11,829              201,566
ING Office Fund                                                  131,600              185,886
Japan Real Estate Investment Corp.-Class A                            16              198,575

Kimco Realty Corp.                                                 4,250              154,700
Klepierre                                                          8,595              439,306
Land Securities Group PLC                                          5,842              175,070
LaSalle Hotel Properties                                           2,300               73,370
Liberty International PLC                                         10,400              222,203
Macerich Co.                                                       2,300              163,438
Mid-America Apartment Communities, Inc.                            2,250               96,187
Mirvac Group                                                      80,182              419,038
National Retail Properties                                         3,700               86,506
Nationwide Health Properties, Inc.                                 6,700              210,179
Nippon Building Fund, Inc.-Class A                                    21              293,261
Nomura Real Estate Office Fund, Inc.-Class A                          19              178,797

Omega Healthcare Investors, Inc.                                   5,500               88,275
Primaris Retail Real Estate Investment Trust (a)                   7,149              132,559

Prologis                                                           6,775              429,399
Public Storage                                                     2,050              150,490
Rayonier, Inc.                                                     5,300              250,372
RioCan Real Estate Investment Trust                                7,491              165,609
RioCan Real Estate Investment Trust (a)                            1,400               30,952
Segro PLC                                                          8,769               81,581
Simon Property Group, Inc.                                         7,350              638,421
SL Green Realty Corp.                                                550               51,403
Stockland                                                         19,479              142,973
Stockland-New (b)                                                    422                3,027
Strategic Hotels & Resorts, Inc.                                   4,400               73,612
Sunstone Hotel Investors, Inc.                                     3,600               65,844
Tanger Factory Outlet Centers                                      5,050              190,435
Taubman Centers, Inc.                                              4,900              241,031
UDR, Inc.                                                          4,050               80,392
Unibail                                                            2,525              553,306
Ventas, Inc.                                                       6,950              314,487
Vornado Realty Trust                                               4,000              351,800
Westfield Group                                                   33,589              614,092
                                                                                  -----------
                                                                                   13,387,053
                                                                                  -----------
Real Estate Management & Development - 3.1%
Beni Stabili SpA                                                  76,800               83,325
Brookfield Properties Corp.                                        2,225               42,831
Citycon Oyj                                                       33,942              181,072
Forest City Enterprises, Inc.-Class A                              1,650               73,326
Hang Lung Properties Ltd.                                        141,000              629,996
Henderson Land Development Co., Ltd.                              18,000              167,168
IVG Immobilien AG                                                  3,900              128,728
Keppel Land Ltd.                                                  44,000              220,151
Kerry Properties Ltd.                                             86,131              684,864
Lend Lease Corp. Ltd.                                             32,000              483,197

Mitsubishi Estate Co., Ltd.                                       15,000              357,374
Mitsui Fudosan Co., Ltd.                                          13,100              282,521
New World Development Co., Ltd.                                  125,997              441,117
Norwegian Property ASA                                            20,500              249,072
NTT Urban Development Corp. (a)                                      390              624,363
Sino Land Co.                                                     79,950              279,968
Sponda OYJ                                                        10,300              122,463
Sumitomo Realty & Development                                      8,000              195,649
Sun Hung Kai Properties Ltd.                                      46,700              980,866
Tokyu Land Corp.                                                  31,000              265,246
                                                                                  -----------
                                                                                    6,493,297
                                                                                  -----------
                                                                                   43,147,270
                                                                                  -----------
Information Technology - 7.6%
Communications Equipment - 1.9%
Cisco Systems, Inc. (b)                                           60,450            1,636,381
Nokia OYJ (ADR)                                                   19,700              756,283
Nokia OYJ                                                         17,244              662,469
Research In Motion Ltd. (b)                                        9,075            1,029,105
                                                                                  -----------
                                                                                    4,084,238
                                                                                  -----------
Computers & Peripherals - 2.3%
Apple, Inc. (b)                                                   12,430            2,462,134
Asustek Computer, Inc. (a)                                        43,000              127,951
Compal Electronics, Inc. (a)                                      56,280               61,282
EMC Corp. (b)                                                     15,500              287,215
Fujitsu Ltd.                                                      38,000              254,200
Hewlett-Packard Co.                                               27,700            1,398,296
Toshiba Corp.                                                     26,000              191,879
                                                                                  -----------
                                                                                    4,782,957
                                                                                  -----------
Electronic Equipment & Instruments - 0.1%
AU Optronics Corp. (a)                                            86,692              167,186
HON HAI Precision Industry Co. Ltd. (a)                            8,200               50,541
Tyco Electronics Ltd.                                              1,250               46,412
                                                                                  -----------
                                                                                      264,139
                                                                                  -----------
Internet Software & Services - 1.3%
Google, Inc.-Class A (b)                                           3,900            2,696,772
                                                                                  -----------
Office Electronics - 0.0%
Konica Minolta Holdings, Inc.                                      5,500               96,421
                                                                                  -----------
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp.-Class A (b)                                        25,000              653,500
Hynix Semiconductor, Inc. (a)(b)                                   5,900              161,598
Intel Corp.                                                       18,850              502,541
Nvidia Corp. (b)                                                  24,425              830,938
Samsung Electronics Co. Ltd. (a)                                     140               82,390
United Microelectronics Corp. (a)                                398,207              247,387
                                                                                  -----------
                                                                                    2,478,354
                                                                                  -----------
Software - 0.8%
Adobe Systems, Inc. (b)                                           14,700              628,131
Microsoft Corp.                                                   20,400              726,240
Nintendo Co. Ltd.                                                    400              234,861
Oracle Corp. (b)                                                   5,700              128,706
                                                                                  -----------
                                                                                    1,717,938
                                                                                  -----------
                                                                                   16,120,819
                                                                                  -----------
Energy - 5.8%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.                                                13,950            1,131,345
Cameron International Corp. (b)                                    6,300              303,219
Schlumberger Ltd.                                                 14,700            1,446,039
Technip SA                                                         2,010              159,878
                                                                                  -----------
                                                                                    3,040,481
                                                                                  -----------
Energy Sources - 2.5%
Chevron Corp.                                                     14,400            1,343,952
ConocoPhillips                                                    11,300              997,790
Exxon Mobil Corp.                                                 22,700            2,126,763
Marathon Oil Corp.                                                 5,600              340,816
Occidental Petroleum Corp.                                         1,900              146,281
Royal Dutch Shell PLC (Euronext
   Amsterdam)-Class A                                              9,657              407,670

                                                                                  -----------
                                                                                    5,363,272
                                                                                  -----------
Oil, Gas & Consumable Fuels - 1.8%
China Petroleum & Chemical Corp.-Class H                         108,000              160,105
China Shenhua Energy Co. Ltd.-Class H                             42,000              247,413
ENI SpA                                                            9,800              357,665
EOG Resources, Inc.                                                7,150              638,137
Gazprom OAO (Sponsored) (ADR)                                      4,476              253,789
LUKOIL (ADR)                                                       2,000              169,000
Petro-Canada (a)                                                   1,200               64,745
Petroleo Brasileiro SA (ADR)                                       2,800              322,672
Petroleo Brasileiro SA (Sponsored) (ADR)                           1,900              182,818
Royal Dutch Shell PLC                                             12,600              531,172
StatoilHydro ASA                                                   8,900              274,572
Total SA                                                           7,166              593,348
                                                                                  -----------
                                                                                    3,795,436
                                                                                  -----------
                                                                                   12,199,189
                                                                                  -----------
Industrials - 4.7%
Aerospace & Defense - 1.2%
BAE Systems PLC                                                   44,621              442,814
Boeing Co.                                                         2,350              205,531
Honeywell International, Inc.                                     19,200            1,182,144
Spirit Aerosystems Holdings, Inc.-Class A (b)                     14,300              493,350

United Technologies Corp.                                          2,500              191,350
                                                                                  -----------
                                                                                    2,515,189
                                                                                  -----------
Airlines - 0.1%
Air France-KLM                                                     3,200              111,835

Deutsche Lufthansa AG                                              4,600              122,418
                                                                                  -----------
                                                                                      234,253
                                                                                  -----------
Commercial Services & Supplies - 0.2%
Allied Waste Industries, Inc. (b)                                 16,100              177,422
Capita Group PLC                                                   5,713               79,202
Pitney Bowes, Inc.                                                 3,800              144,552
                                                                                  -----------
                                                                                      401,176
                                                                                  -----------
Construction & Engineering - 0.3%
Fluor Corp.                                                        5,000              728,600
                                                                                  -----------
Electrical Equipment - 0.8%
ABB Ltd.                                                          19,079              550,082
ABB Ltd. (Sponsored) (ADR)                                        19,200              552,960
Emerson Electric Co.                                               7,350              416,451
Renewable Energy Corp. (b)                                         1,917               96,154
                                                                                  -----------
                                                                                    1,615,647
                                                                                  -----------
Industrial Conglomerates - 0.6%
3M Co.                                                             1,800              151,776
Mcdermott Intl Inc. (b)                                            2,200              129,866
Siemens AG                                                         3,108              492,182
Textron, Inc.                                                      7,250              516,925
Tyco International Ltd.                                            1,250               49,563
                                                                                  -----------
                                                                                    1,340,312
                                                                                  -----------
Machinery - 1.1%
Caterpillar, Inc.                                                  2,900              210,424
Deere & Co.                                                       10,950            1,019,664
Ingersoll-Rand Co. Ltd.-Class A                                    6,000              278,820
Komatsu Ltd.                                                       5,700              152,869
NGK Insulators Ltd.                                                9,000              241,302
PACCAR, Inc.                                                       3,600              196,128
Sumitomo Heavy Industries Ltd.                                       800                7,294
Terex Corp. (b)                                                    2,100              137,697
                                                                                  -----------
                                                                                    2,244,198
                                                                                  -----------
Marine - 0.1%
Mitsui OSK Lines Ltd.                                             10,000              126,423
Nippon Yusen KK (a)                                               16,000              126,048
                                                                                  -----------
                                                                                      252,471
                                                                                  -----------
Road & Rail - 0.0%
Avis Budget Group, Inc. (b)                                        3,600               46,800
                                                                                  -----------
Trading Companies & Distributors - 0.3%
Mitsubishi Corp.                                                   4,100              110,965
Mitsui & Co. Ltd.                                                 26,000              542,949
                                                                                  -----------
                                                                                      653,914
                                                                                  -----------
                                                                                   10,032,560
                                                                                  -----------
Health Care - 4.3%
Biotechnology - 1.1%
Celgene Corp. (b)                                                 12,450              575,314
CSL Ltd./Australia                                                 3,038               96,243
Genentech, Inc. (b)                                                7,650              513,086
Gilead Sciences, Inc. (b)                                         26,850            1,235,369
                                                                                  -----------
                                                                                    2,420,012
                                                                                  -----------
Health Care Equipment & Supplies - 0.9%
Alcon, Inc.                                                        7,375            1,054,920
Covidien Ltd.                                                      1,250               55,363
Essilor International SA                                           3,934              250,941
Hologic, Inc. (b)                                                  7,300              501,072
                                                                                  -----------
                                                                                    1,862,296
                                                                                  -----------
Health Care Providers & Services - 0.8%
Medco Health Solutions, Inc. (b)                                   6,750              684,450
WellPoint, Inc. (b)                                               11,300              991,349
                                                                                  -----------
                                                                                    1,675,799
                                                                                  -----------
Pharmaceuticals - 1.5%
Abbott Laboratories                                               21,100            1,184,765
AstraZeneca PLC                                                    1,900               81,782
GlaxoSmithKline PLC                                                6,400              162,538
Merck & Co., Inc.                                                  7,800              453,258
Roche Holding AG                                                   1,152              199,141
Sanofi-Aventis SA                                                  3,200              292,929
Teva Pharmaceutical Industries Ltd. (ADR)                         16,050              746,004
                                                                                  -----------
                                                                                    3,120,417
                                                                                  -----------
                                                                                    9,078,524
                                                                                  -----------
Materials - 3.7%
Chemicals - 1.6%
Air Products & Chemicals, Inc.                                     7,300              719,999
Ashland, Inc.                                                      2,600              123,318
BASF AG                                                            3,600              533,063
Bayer AG                                                           5,987              546,114
Mitsubishi Chemical Holdings Corp.                                30,500              232,705
Mitsui Chemicals, Inc. (a)                                        12,400               80,499
Monsanto Co.                                                      10,450            1,167,160
                                                                                  -----------
                                                                                    3,402,858
                                                                                  -----------
Construction Materials - 0.0%
Buzzi Unicem SpA                                                   3,000               82,909
                                                                                  -----------
Containers & Packaging - 0.1%
Ball Corp.                                                         4,000              180,000
Crown Holdings, Inc. (b)                                           4,600              117,990
                                                                                  -----------
                                                                                      297,990
                                                                                  -----------
Metals & Mining - 1.9%
Alcoa, Inc.                                                       10,600              387,430
Anglo American PLC                                                 2,514              152,603
Antofagasta PLC                                                   11,100              157,366
ArcelorMittal                                                      4,068              327,120
BHP Billiton PLC                                                   6,854              209,002
Cia Vale do Rio Doce (ADR)                                         9,000              294,030
Cia Vale do Rio Doce (Sponsored) (ADR)                             6,100              170,678
JFE Holdings, Inc.                                                 8,900              446,283
Kazakhmys PLC                                                      2,800               75,756
Nippon Steel Corp.                                                41,000              250,958
POSCO (a)                                                            200              120,836
Rio Tinto PLC                                                      5,848              615,458
Xstrata PLC                                                        9,837              690,272
                                                                                  -----------
                                                                                    3,897,792
                                                                                  -----------
Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R                                            11,300              168,685
                                                                                  -----------
                                                                                    7,850,234
                                                                                  -----------
Consumer Staples - 3.6%
Beverages - 0.4%
The Coca-Cola Co.                                                  3,300              202,521
PepsiCo, Inc.                                                      8,500              645,150
                                                                                  -----------
                                                                                      847,671
                                                                                  -----------
Beverages & Tobacco - 0.5%
Altria Group, Inc.                                                 7,700              581,966
Coca-Cola Enterprises, Inc.                                        8,300              216,049
Kraft Foods, Inc.-Class A                                          2,300               75,049
Molson Coors Brewing Co.-Class B                                   3,800              196,156
                                                                                  -----------
                                                                                    1,069,220
                                                                                  -----------
Food & Household Products - 0.4%
ConAgra Foods, Inc.                                                4,100               97,539
General Mills, Inc.                                                2,425              138,225
Kellogg Co.                                                        3,100              162,533
Sara Lee Corp.                                                    12,700              203,962
Supervalu, Inc.                                                    7,000              262,640
                                                                                  -----------
                                                                                      864,899
                                                                                  -----------
Food & Staples Retailing - 0.2%
Koninklijke Ahold NV                                              17,860              247,340
Tesco PLC                                                         20,213              192,277
                                                                                  -----------
                                                                                      439,617
                                                                                  -----------
Food Products - 0.8%
Associated British Foods PLC                                       9,400              167,680
Nestle SA                                                          1,291              592,815
Unilever PLC                                                       9,595              359,859
WM Wrigley Jr Co.                                                  9,800              573,790
                                                                                  -----------
                                                                                    1,694,144
                                                                                  -----------
Household Products - 1.1%
Colgate-Palmolive Co.                                              6,650              518,434
Procter & Gamble Co.                                              20,200            1,483,084
Reckitt Benckiser PLC                                              5,205              302,463
                                                                                  -----------
                                                                                    2,303,981
                                                                                  -----------
Personal Products - 0.1%
L'Oreal SA                                                         1,645              235,560
                                                                                  -----------

Tobacco - 0.1%
British American Tobacco PLC                                       5,495              214,817
                                                                                  -----------
                                                                                    7,669,909
                                                                                  -----------
Consumer Discretionary - 2.7%
Auto Components - 0.2%
Compagnie Generale des Etablissements
   Michelin-Class B                                                1,700              194,358

Denso Corp.                                                        4,100              166,846
Hyundai Mobis (a)                                                  1,710              158,008
                                                                                  -----------
                                                                                      519,212
                                                                                  -----------
Automobiles - 0.7%
Fiat SpA                                                           8,775              225,825
General Motors Corp.                                               9,800              243,922
Nissan Motor Co. Ltd.                                             39,200              427,848
Porsche AG                                                           120              241,496
Renault SA                                                         3,000              425,468
                                                                                  -----------
                                                                                    1,564,559
                                                                                  -----------
Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp. (b)                                          1,400              144,270
Marriott International, Inc.-Class A                               3,800              129,884
McDonald's Corp.                                                   9,400              553,754
Starwood Hotels & Resorts Worldwide, Inc.                            625               27,519
Yum! Brands, Inc.                                                  7,750              296,592
                                                                                  -----------
                                                                                    1,152,019
                                                                                  -----------
Household Durables - 0.2%
Centex Corp.                                                       2,900               73,254
KB Home                                                            2,800               60,480
Sharp Corp.                                                       15,000              267,572
                                                                                  -----------
                                                                                      401,306
                                                                                  -----------
Leisure Equipment & Products - 0.0%
Brunswick Corp.                                                    3,200               54,560
                                                                                  -----------
Media - 0.2%
Comcast Corp.-Special-Class A (b)                                  7,950              144,054
Lagardere SCA                                                      2,200              164,759
                                                                                  -----------
                                                                                      308,813
                                                                                  -----------
Multiline Retail - 0.5%
Dollar Tree Stores, Inc. (b)                                         900               23,328
Family Dollar Stores, Inc.                                         4,800               92,304
Kohl's Corp. (b)                                                   7,125              326,325
Macy's, Inc.                                                       7,500              194,025
New World Department Store China Ltd. (b)                            872                1,222
Target Corp.                                                       6,200              310,000
                                                                                  -----------
                                                                                      947,204
                                                                                  -----------
Specialty Retail - 0.4%
Esprit Holdings Ltd.                                              16,700              245,912
Home Depot, Inc.                                                  10,100              272,094

Inditex SA                                                         3,901              236,050
                                                                                  -----------
                                                                                      754,056
                                                                                  -----------
                                                                                    5,701,729
                                                                                  -----------
Capital Equipment - 1.6%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.                                              1,000              105,260
Northrop Grumman Corp.                                             3,900              306,696
                                                                                  -----------
                                                                                      411,956
                                                                                  -----------
Automobiles - 0.2%
Autoliv, Inc.                                                      2,300              121,233
BorgWarner, Inc.                                                   2,750              133,128
Johnson Controls, Inc.                                             3,300              118,932
Lear Corp. (b)                                                     3,100               85,746
                                                                                  -----------
                                                                                      459,039
                                                                                  -----------
Industrial Components - 0.1%
Eaton Corp.                                                        2,900              281,155
                                                                                  -----------
Machinery & Engineering - 0.1%
Cummins, Inc.                                                      1,400              178,318
                                                                                  -----------
Multi-Industry - 1.0%
General Electric Co.                                              49,500            1,834,965
SPX Corp.                                                          1,425              146,561
                                                                                  -----------
                                                                                    1,981,526
                                                                                  -----------
                                                                                    3,311,994
                                                                                  -----------
Telecommunications - 1.4%
AT&T, Inc.                                                        39,800            1,654,088
Sprint Nextel Corp.                                               30,700              403,091
Verizon Communications, Inc.                                      20,300              886,907
                                                                                  -----------
                                                                                    2,944,086
                                                                                  -----------
Utilities - 1.3%
Electric Utilities - 0.3%
E.ON AG                                                            1,600              340,196
The Tokyo Electric Power Co.                                       9,900              256,274
                                                                                  -----------
                                                                                      596,470
                                                                                  -----------
Independent Power Producers & Energy Traders - 0.1%
Iberdrola Renovables (b)                                          12,874              106,347
International Power PLC                                           20,376              183,675
                                                                                  -----------
                                                                                      290,022
                                                                                  -----------
Multi-Utilities - 0.5%
Ameren Corp.                                                       4,100              222,261
CMS Energy Corp.                                                   3,000               52,140
RWE AG                                                             1,380              194,398
Suez SA                                                            4,017              273,421
Veolia Environnement                                               2,851              259,694
                                                                                  -----------
                                                                                    1,001,914
                                                                                  -----------

Utility (Electric & Gas) - 0.4%
Allegheny Energy, Inc.                                             1,800              114,498
American Electric Power Co., Inc.                                  5,300              246,768
Constellation Energy Group, Inc.                                   2,200              225,566
Entergy Corp.                                                        900              107,568
Pinnacle West Capital Corp.                                        3,600              152,676
Wisconsin Energy Corp.                                             2,350              114,468
                                                                                  -----------
                                                                                      961,544
                                                                                  -----------
                                                                                    2,849,950
                                                                                  -----------
Consumer Cyclical - 1.2%
Appliances & Household Durables - 0.1%
Black & Decker Corp.                                               1,400               97,510
Newell Rubbermaid, Inc.                                            1,900               49,172
                                                                                  -----------
                                                                                      146,682
                                                                                  -----------
Broadcasting & Publishing - 0.6%
CBS Corp.-Class B                                                  7,800              212,550
Gannett Co., Inc.                                                  6,500              253,500
Idearc, Inc.                                                       5,800              101,848
Time Warner, Inc.                                                 13,600              224,536
Viacom, Inc.-Class B (b)                                           4,700              206,424
The Walt Disney Co.                                               11,400              367,992
                                                                                  -----------
                                                                                    1,366,850
                                                                                  -----------
Business & Public Services - 0.0%
Interpublic Group of Cos., Inc. (b)                                5,500               44,605
                                                                                  -----------
Merchandising - 0.3%
The Gap, Inc.                                                      8,400              178,752
The Kroger Co.                                                     5,200              138,892
Lowe's Cos, Inc.                                                   5,800              131,196
Office Depot, Inc. (b)                                             3,300               45,903
Safeway, Inc.                                                      5,600              191,576
Wal-Mart Stores, Inc.                                              1,400               66,542
                                                                                  -----------
                                                                                      752,861
                                                                                  -----------
Recreation & Other Consumer - 0.1%
Mattel, Inc.                                                       7,700              146,608
                                                                                  -----------
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc.                                          9,600              153,504
                                                                                  -----------
                                                                                    2,611,110
                                                                                  -----------
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.5%
China Netcom Group Corp. Ltd.                                     59,000              175,783
Nippon Telegraph & Telephone Corp. (a)                                31              154,099
Telefonica SA                                                     15,993              518,435
TeliaSonera AB (a)                                                17,574              164,186
                                                                                  -----------
                                                                                    1,012,503
                                                                                  -----------
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L (ADR)                             6,800              417,452

Vodafone Group PLC                                               251,545              944,280
                                                                                  -----------
                                                                                    1,361,732
                                                                                  -----------
                                                                                    2,374,235
                                                                                  -----------
Medical - 1.0%
Health & Personal Care - 1.0%
AmerisourceBergen Corp.-Class A                                    5,000              224,350
Cardinal Health, Inc.                                              3,300              190,575
Eli Lilly & Co.                                                    5,900              315,001
International Flavors & Fragrances, Inc.                           1,550               74,602
McKesson Corp.                                                     3,200              209,632
Pfizer, Inc.                                                      48,100            1,093,313
                                                                                  -----------
                                                                                    2,107,473
                                                                                  -----------
Industrial Commodities - 0.6%
Chemicals - 0.4%
Dow Chemical Co.                                                   9,300              366,606
E.I. Du Pont de Nemours & Co.                                      8,700              383,583
Lubrizol Corp.                                                     1,525               82,594
                                                                                  -----------
                                                                                      832,783
                                                                                  -----------
Containers & Packaging - 0.1%
Sonoco Products Co.                                                3,500              114,380
                                                                                  -----------
Forest & Paper - 0.0%
Smurfit-Stone Container Corp. (b)                                  7,000               73,920
                                                                                  -----------
Miscellaneous Materials - 0.1%
Bemis, Inc.                                                        2,700               73,926
Owens-Illinois, Inc. (b)                                           3,300              163,350
                                                                                  -----------
                                                                                      237,276
                                                                                  -----------
                                                                                    1,258,359
                                                                                  -----------
Technology/Electronics - 0.6%
Data Processing - 0.3%
Dell, Inc. (b)                                                     6,600              161,766
Electronic Data Systems Corp.                                      3,200               66,336
International Business Machines Corp.                              3,000              324,300
Sanmina-SCI Corp. (b)                                              9,400               17,108
                                                                                  -----------
                                                                                      569,510
                                                                                  -----------
Electrical & Electronics - 0.1%
Lexmark International, Inc.-Class A (b)                            4,100              142,926
Tech Data Corp. (b)                                                1,400               52,808
                                                                                  -----------
                                                                                      195,734
                                                                                  -----------
Electronic Components & Instruments - 0.2%
Arrow Electronics, Inc. (b)                                        4,400              172,832
Avnet, Inc. (b)                                                    6,100              213,317
Flextronics International Ltd. (b)                                 1,300               15,678
                                                                                  -----------
                                                                                      401,827
                                                                                  -----------
                                                                                    1,167,071
                                                                                  -----------

Finance - 0.2%
Insurance - 0.1%
Safeco Corp.                                                       2,400              133,632
                                                                                  -----------
Property -  Casualty Insurance - 0.1%
The Progressive Corp.                                             14,500              277,820
                                                                                  -----------
                                                                                      411,452
                                                                                  -----------
Consumer Growth - 0.2%
Hospital Supplies - 0.2%
Johnson & Johnson                                                  5,200              346,840
                                                                                  -----------
Food & Drug Retailers - 0.1%
Financial Services - 0.1%
Ameriprise Financial, Inc.                                         2,800              154,308
                                                                                  -----------
Consumer Manufacturing - 0.1%
Auto & Related - 0.1%
AutoNation, Inc. (b)                                               7,500              117,450
                                                                                  -----------
Non-Financial - 0.0%
Home Building - 0.0%
Pulte Homes, Inc.                                                  7,200               75,888
                                                                                  -----------
Construction & Housing - 0.0%
Real Estate - 0.0%
Canadian Apartment Properties                                          1                   16
                                                                                  -----------

Total Common Stocks (cost $119,710,792)                                           131,530,466
                                                                                  -----------

                                                               Principal
                                                                  Amount
                                                                   (000)
                                                               ----------

MORTGAGE PASS-THRU'S - 7.2%
Fixed Rate 30-Year - 5.6%
Federal Gold Loan Mortgage Corp.
   Series 2005
   4.50%, 8/01/35                                               $    239              225,592
   Series 2007
   7.00%, 2/01/37                                                    663              688,707
Federal Home Loan Mortgage Corp.
   Series 2007
   5.50%, 7/01/35                                                    252              252,418
Federal National Mortgage Association
   5.50%, 8/01/37                                                  2,850            2,863,828
   Series 2003
   5.00%, 11/01/33                                                   687              671,437
   Series 2004
   5.50%, 11/01/34                                                   498              497,878
   6.00%, 9/01/34                                                    582              591,609
   Series 2005
   4.50%, 8/01/35                                                    725              686,249
   Series 2006
   5.00%, 2/01/36                                                    925              903,100
   6.50%, 9/01/36                                                  2,449            2,517,625
   Series 2007
   4.50%, 9/01/35 - 8/01/37                                        1,741            1,649,530
   5.00%, 7/01/36                                                    279              272,857
                                                                                   ----------
                                                                                   11,820,830
                                                                                   ----------
Agency ARMS - 1.2%
Federal Home Loan Mortgage Corp.
   Series 2006
   5.829%, 12/01/36 (c)                                            1,202            1,221,655
   Series 2007
   6.037%, 10/01/37 (c)                                              312              317,213
Federal National Mortgage Association
   Series 2005
   5.322%, 9/01/35 (c)                                                87               87,406
   Series 2006
   5.463%, 5/01/36 (c)                                                63               63,894
   5.799%, 3/01/36 (c)                                               147              149,549
   5.851%, 11/01/36 (c)                                              115              117,133
   5.916%, 6/01/36 (c)                                               107              109,612
   Series 2007
   5.769%, 1/01/37 (c)                                               161              163,491
   6.025%, 11/01/36 (c)                                              110              112,123
   6.081%, 3/01/37 (c)                                               305              311,244
                                                                                   ----------
                                                                                    2,653,320
                                                                                   ----------
Non-Agency ARMS - 0.4%
Bear Stearns Alt-A Trust
   Series 2006-1, Class 22A1
   5.40%, 2/25/36 (d)                                                208              201,643
   Series 2006-3, Class 22A1
   6.218%, 5/25/36 (d)                                                64               62,260
   Series 2007-1, Class 21A1
   5.728%, 1/25/47 (d)                                                67               64,567
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2, Class 1A4
   5.11%, 5/25/35 (d)                                                131              128,047
   Series 2006-AR1, Class 3A1
   5.50%, 3/25/36 (c)                                                143              142,861
Indymac Index Mortgage Loan Trust
   Series 2006-AR7, Class 4A1
   6.228%, 5/25/36 (d)                                                88               87,521
Residential Funding Mortgage Securities,
   Inc.

   Series 2005-SA3, Class 3A
   5.235%, 8/25/35 (d)                                               139              136,783
                                                                                   ----------
                                                                                      823,682
                                                                                   ----------
Total Mortgage Pass-Thru's (cost $15,105,886)                                      15,297,832
                                                                                   ----------

U.S. TREASURIES - 6.5%
U.S. Treasury Bonds
   4.50%, 2/15/36                                                  3,920            3,939,906
   8.75%, 5/15/17                                                      3                4,081
U.S. Treasury Notes
   4.25%, 11/15/17                                                 3,555            3,616,935
   4.875%, 5/31/11                                                 5,940            6,260,202
                                                                                   ----------

Total U.S. Treasuries (cost $13,369,047)                                           13,821,124
                                                                                   ----------
CORPORATES - INVESTMENT GRADES - 5.2%
Financial Institutions - 2.4%
Banking - 0.9%
Bank of America Corp.
   3.375%, 2/17/09                                                    70               69,094
   4.50%, 8/01/10                                                    100              100,049
Chase Manhattan Corp.
   6.00%, 2/15/09                                                    170              171,487
Citicorp
   Series MTNF
   6.375%, 11/15/08                                                   31               31,421
Citigroup, Inc.
   3.625%, 2/09/09                                                   135              133,190
   4.625%, 8/03/10                                                    75               74,591
   5.286%, 6/09/09 (c)                                                20               19,846
JPMorgan Chase & Co.
   6.75%, 2/01/11                                                     80               83,999
JPMorgan Chase Capital XXV
   6.80%, 10/01/37                                                    51               49,035
Morgan J P & Co., Inc.
   6.25%, 1/15/09                                                    157              158,896
National City Bk Of Ohio
   6.25%, 3/15/11                                                    250              257,080
Royal Bank Of Scotland Group PLC
   6.40%, 4/01/09                                                    108              109,969
SouthTrust Corp.
   5.80%, 6/15/14                                                    175              180,713
UBS Preferred Funding Trust I
   8.622%, 10/01/10 (d)                                               40               43,129
Union Bank Of California
   5.95%, 5/11/16                                                    250              239,977
Wachovia Corp.
   5.625%, 12/15/08                                                   46               45,911
Washington Mutual, Inc.
   4.20%, 1/15/10                                                     14               12,507
Wells Fargo & Co.
   4.20%, 1/15/10                                                     35               34,779
Zions Bancorporation
   5.50%, 11/16/15                                                    35               32,823
                                                                                   ----------
                                                                                    1,848,496
                                                                                   ----------

Brokerage - 0.5%
The Bear Stearns Co., Inc.
   5.55%, 1/22/17                                                    165              147,875
   7.625%, 12/07/09                                                   98              100,742
The Bear Stearns Cos, Inc.
   5.70%, 11/15/14                                                   145              137,503
The Goldman Sachs Group, Inc.
   3.875%, 1/15/09                                                   134              132,628
   4.75%, 7/15/13                                                     35               34,282
   7.35%, 10/01/09                                                    36               37,626
Lehman Brothers Holdings, Inc.
   5.00%, 1/14/11                                                     60               59,118
   6.20%, 9/26/14                                                     33               33,610
   6.50%, 7/19/17                                                     54               54,640
   7.875%, 11/01/09                                                   75               78,169
   Series MTNG
   4.80%, 3/13/14                                                     42               39,089
Merrill Lynch & Co., Inc.
   4.79%, 8/04/10                                                    105              104,042
   6.00%, 2/17/09                                                     47               47,384
   6.05%, 5/16/16                                                    145              142,473
   Series MTNC
   4.125%, 1/15/09                                                    52               51,322
                                                                                   ----------
                                                                                    1,200,503
                                                                                   ----------
Finance - 0.8%
Capital One Bank
   4.25%, 12/01/08                                                   160              156,569
Capital One Financial Corp.
   5.50%, 6/01/15                                                     20               18,447
   6.75%, 9/15/17                                                     43               41,242
CIT Group, Inc.
   5.00%, 2/01/15                                                     75               65,195
   5.125%, 9/30/14                                                    40               35,235
   5.85%, 9/15/16                                                    150              132,432
   7.625%, 11/30/12                                                  135              136,837
Countrywide Financial Corp.
   6.25%, 5/15/16                                                     58               33,383
   Series MTN
   5.80%, 6/07/12                                                     75               54,787
Countrywide Home Loans, Inc.
   Series MTNL
   4.00%, 3/22/11                                                     69               49,822
General Electric Capital Corp.
   4.375%, 11/21/11                                                   25               24,803
   6.75%, 3/15/32                                                    135              153,277
Household Finance Corp.
   4.125%, 12/15/08                                                   90               89,176
HSBC Finance Corp.
   6.50%, 11/15/08                                                    80               80,878

   7.00%, 5/15/12                                                     85               89,060
iStar Financial, Inc.
   5.15%, 3/01/12                                                     50               43,211
   5.65%, 9/15/11                                                     95               84,894
SLM Corp.
   4.50%, 7/26/10                                                     55               50,446
   5.375%, 1/15/13 - 5/15/14                                         375              334,306
                                                                                   ----------
                                                                                    1,674,000
                                                                                   ----------
Insurance - 0.2%
Assurant, Inc.
   5.625%, 2/15/14                                                    35               34,250
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10                                                    50               50,259
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 (e)                                                 35               35,644
UnitedHealth Group, Inc.
   4.125%, 8/15/09                                                    67               66,603
   5.25%, 3/15/11                                                    165              166,846
WellPoint, Inc.
   4.25%, 12/15/09                                                    80               79,071
                                                                                   ----------
                                                                                      432,673
                                                                                   ----------
                                                                                    5,155,672
                                                                                   ----------
Industrial - 2.4%
Basic - 0.1%
The Dow Chemical Co.
   7.375%, 11/01/29                                                   10               10,999
International Paper Co.
   5.30%, 4/01/15                                                     55               53,681
International Steel Group, Inc.
   6.50%, 4/15/14                                                     60               61,609
Lubrizol Corp.
   4.625%, 10/01/09                                                   20               20,085
Westvaco Corp.
   8.20%, 1/15/30                                                     15               16,038
Weyerhaeuser Co.
   5.95%, 11/01/08                                                    35               35,284
                                                                                   ----------
                                                                                      197,696
                                                                                   ----------
Capital Goods - 0.1%
Boeing Capital Corp.
   4.75%, 8/25/08                                                     35               35,119
Caterpillar Financial Services
   4.50%, 6/15/09                                                     46               46,017
Textron Financial Corp.
   4.125%, 3/03/08                                                    80               79,922
Tyco International Group SA
   6.00%, 11/15/13                                                    85               87,366
Waste Management, Inc.
   6.875%, 5/15/09                                                    40               41,067
                                                                                   ----------
                                                                                      289,491
                                                                                   ----------
Communications - Media - 0.3%
British Sky Broadcasting PLC
   8.20%, 7/15/09                                                     20               20,924
Comcast Cable Communications Holdings,
   Inc.

   9.455%, 11/15/22                                                   55               69,940
Comcast Cable Communications LLC
   6.875%, 6/15/09                                                    50               51,429
Comcast Cable Communications, Inc.
   6.20%, 11/15/08                                                    66               66,537
Comcast Corp.
   5.30%, 1/15/14                                                     40               39,224
   5.50%, 3/15/11                                                     50               50,478
Cox Enterprises, Inc.
   4.375%, 5/01/08 (e)                                                40               39,872
News America, Inc.
   6.55%, 3/15/33                                                     45               44,950
RR Donnelley & Sons Co.
   4.95%, 4/01/14                                                     25               23,570
Time Warner Entertainment Co.
   8.375%, 3/15/23                                                   130              153,126
WPP Finance Corp.
   5.875%, 6/15/14                                                    25               26,606
                                                                                   ----------
                                                                                      586,656
                                                                                   ----------
Communications - Telecommunications - 0.8%
AT&T Corp.
   7.30%, 11/15/11                                                    40               43,340
   8.00%, 11/15/31                                                    15               18,421
British Telecommunications PLC
   8.625%, 12/15/10                                                  100              109,735
Embarq Corp.
   6.738%, 6/01/13                                                     5                5,172
   7.082%, 6/01/16                                                   240              247,291
New Cingular Wireless Services, Inc.
   7.875%, 3/01/11                                                    95              102,882
   8.75%, 3/01/31                                                     50               64,799
Nextel Communications, Inc.
   Series E
   6.875%, 10/31/13                                                   45               44,331
Qwest Corp.
   5.625%, 11/15/08                                                  110              109,450
   7.875%, 9/01/11                                                   150              156,000
   8.875%, 3/15/12                                                   110              117,700
Sprint Capital Corp.
   8.375%, 3/15/12                                                   120              129,963
Telecom Italia Capital SA
   4.00%, 1/15/10                                                    120              117,532
   6.00%, 9/30/34                                                     65               63,206
Telefonos de Mexico SAB de CV
   4.50%, 11/19/08                                                   157              156,231
Verizon Communications, Inc.
   4.90%, 9/15/15                                                     35               34,049
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12                                                    45               46,341
Vodafone Group PLC
   5.50%, 6/15/11                                                     60               60,637
                                                                                   ----------
                                                                                    1,627,080
                                                                                   ----------
Consumer Cyclical - Automotive - 0.0%
DaimlerChrysler North America
   4.875%, 6/15/10                                                    25               24,889
                                                                                   ----------
Consumer Cyclical - Other - 0.2%
Centex Corp.
   5.45%, 8/15/12                                                    164              144,247
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 11/15/15                                                   81               83,622
   7.875%, 5/01/12                                                    84               89,259
Toll Brothers Finance Corp.
   5.15%, 5/15/15                                                     20               18,149
   6.875%, 11/15/12                                                   40               39,071
                                                                                   ----------
                                                                                      374,348
                                                                                   ----------
Consumer Cyclical - Retailers - 0.0%
Ltd. Brands, Inc.
   6.90%, 7/15/17                                                     25               24,155
                                                                                   ----------
Consumer Non-Cyclical - 0.5%
Altria Group, Inc.
   7.75%, 1/15/27                                                     85              109,513
Bunge Ltd Finance Corp.
   5.10%, 7/15/15                                                     69               65,352
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 (e)                                              135              134,921
ConAgra Foods, Inc.
   7.875%, 9/15/10                                                    19               20,394
Fisher Scientific International, Inc.
   6.125%, 7/01/15                                                    19               18,873
   6.75%, 8/15/14                                                     29               29,724
Kraft Foods, Inc.
   4.125%, 11/12/09                                                  115              114,008
Reynolds American, Inc.
   7.25%, 6/01/13                                                    150              158,660
   7.625%, 6/01/16                                                   145              154,134
Safeway, Inc.
   4.125%, 11/01/08                                                   18               17,806
   6.50%, 3/01/11                                                     15               15,693
Tyson Foods, Inc.
   6.85%, 4/01/16                                                    150              153,923
Wyeth
   5.50%, 2/01/14                                                     40               40,627
                                                                                   ----------
                                                                                    1,033,628
                                                                                   ----------

Energy - 0.2%
Amerada Hess Corp.
   7.875%, 10/01/29                                                   55               65,099
Gazprom
   6.212%, 11/22/16 (e)                                              315              305,613
Valero Energy Corp.
   6.875%, 4/15/12                                                    45               48,017
                                                                                   ----------
                                                                                      418,729
                                                                                   ----------
Technology - 0.2%
Electronic Data Systems Corp.
   Series B
   6.50%, 8/01/13                                                    145              146,617
International Business Machines Corp.
   4.375%, 6/01/09                                                    20               20,183
Motorola, Inc.
   6.50%, 9/01/25                                                     70               67,977
   7.50%, 5/15/25                                                     15               15,961
   7.625%, 11/15/10                                                    5                5,356
Xerox Corp.
   7.625%, 6/15/13                                                    30               31,306
   9.75%, 1/15/09                                                    111              116,041
                                                                                   ----------
                                                                                      403,441
                                                                                   ----------
                                                                                    4,980,113
                                                                                   ----------
Utility - 0.4%
Electric - 0.3%
Carolina Power & Light Co.
   6.50%, 7/15/12                                                     65               69,181
Consumers Energy Co.
   Series C
   4.25%, 4/15/08                                                     25               24,916
Exelon Corp.
   6.75%, 5/01/11                                                     25               26,148
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11                                                    65               67,120
   Series C
   7.375%, 11/15/31                                                   85               93,265
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12                                                   30               31,094
Nisource Finance Corp.
   7.875%, 11/15/10                                                   40               42,433
Pacific Gas & Electric Co.
   4.80%, 3/01/14                                                     65               63,194
Progress Energy, Inc.
   7.10%, 3/01/11                                                     19               20,220
Public Service Company of Colorado
   7.875%, 10/01/12                                                   30               33,666

SPI Electricity & Gas Australia Holdings
   Pty Ltd.

   6.15%, 11/15/13 (e)                                               238              242,852
                                                                                   ----------
                                                                                      714,089
                                                                                   ----------
Natural Gas - 0.1%
Duke Energy Field Services Corp.
   7.875%, 8/16/10                                                    15               16,091
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14                                                    25               24,950
Williams Cos, Inc.
   7.875%, 9/01/21                                                    40               44,350
                                                                                   ----------
                                                                                       85,391
                                                                                   ----------
                                                                                      799,480
                                                                                   ----------
Total Corporates - Investment Grades
   (cost $11,025,886)                                                              10,935,265
                                                                                   ----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Non-Agency Fixed Rate CMBS - 3.8%
Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1, Class A2
   5.787%, 5/11/35                                                   164              167,898
   Series 2004-4, Class A3
   4.128%, 7/10/42                                                   200              197,530
   Series 2004-6, Class A2
   4.161%, 12/10/42                                                  140              137,776
   Series 2005-6, Class A4
   5.181%, 9/10/47 (d)                                               315              310,604
   Series 2006-5, Class A4
   5.414%, 9/10/47                                                   355              355,201
Bear Stearns Commercial Mortgage
   Securities, Inc.

   5.70%, 6/11/50                                                    365              376,041
   Series 2006-PW12, Class A4
   5.711%, 9/11/38                                                   100              102,615
Citigroup Commercial Mortgage Trust
   Series 2004-C1, Class A4
   5.356%, 4/15/40 (d)                                               110              111,331
Credit Suisse First Boston Mortgage
   Securities Corp.

   Series 2003-CK2, Class A2
   3.861%, 3/15/36                                                    32               32,065
   Series 2004-C1, Class A4
   4.75%, 1/15/37 (d)                                                 70               68,342
Credit Suisse Mortgage Capital Certificates
   Series 2006-C3, Class A3
   5.827%, 6/15/38 (d)                                                90               92,952
   Series 2006-C4, Class A3
   5.467%, 9/15/39                                                   235              235,629

GE Capital Commercial Mortgage Corp.
   Series 2005-C3, Class A3FX
   4.863%, 7/10/45                                                   360              358,003
Greenwich Capital Commercial Funding
   Corp.

   Series 2007-GG9, Class A4
   5.444%, 3/10/39                                                   215              216,269
GS Mortgage Securities Corp. II
   Series 2001-ROCK, Class C
   6.878%, 5/03/18 (e)                                               605              639,962
   Series 2004-GG2, Class A6
   5.396%, 8/10/38 (d)                                                80               80,544
   Series 2007-GG10, Class A2
   5.778%, 8/10/45                                                   490              499,415
JPMorgan Chase Commercial Mortgage
   Securities Corp.

   Series 2004-C1, Class A2
   4.302%, 1/15/38                                                    60               58,895
   Series 2005-CB11, Class A4
   5.335%, 8/12/37                                                   170              170,349
   Series 2005-LDP3, Class A2
   4.851%, 8/15/42                                                   100               99,324
   Series 2005-LDP4, Class A2
   4.79%, 10/15/42                                                   210              208,337
   Series 2005-LDP5, Class A2
   5.198%, 12/15/44                                                   60               60,043
   Series 2006-CB14, Class A4
   5.481%, 12/12/44 (d)                                               50               50,178
   Series 2006-CB15, Class A4
   5.814%, 6/12/43 (d)                                               110              112,971
   Series 2006-CB16, Class A4
   5.552%, 5/12/45                                                   200              201,766
   Series 2006-CB17, Class A4
   5.429%, 12/12/43                                                  350              351,943
LB-UBS Commercial Mortgage Trust
   Series 2003-C3, Class A4
   4.166%, 5/15/32                                                   150              143,440
   Series 2004-C4, Class A4
   5.126%, 6/15/29 (d)                                                40               40,520
   Series 2004-C8, Class A2
   4.201%, 12/15/29                                                  125              123,152
   Series 2005-C1, Class A4
   4.742%, 2/15/30                                                   120              116,572
   Series 2005-C7, Class A4
   5.197%, 11/15/30 (d)                                               50               48,932
   Series 2006-C3, Class A4
   5.661%, 3/15/39 (d)                                               285              290,049
   Series 2006-C4, Class A4
   5.883%, 6/15/38 (d)                                               275              285,381

   Series 2006-C6, Class A4
   5.372%, 9/15/39                                                   330              329,097
   Series 2007-C6, Class A4
   5.858%, 7/15/40                                                   210              217,192
Merrill Lynch Mortgage Trust
   Series 2005-CKI1, Class A6
   5.244%, 11/12/37 (d)                                               40               39,871
   Series 2005-MKB2, Class A2
   4.806%, 9/12/42                                                   320              318,394
Merrill Lynch/Countrywide Commercial
   Mortgage Trust

   Series 2006-2, Class A4
   5.909%, 6/12/46 (d)                                               110              114,209
   Series 2006-3, Class A4
   5.414%, 7/12/46 (d)                                               280              279,856
Morgan Stanley Capital I
   Series 2004-HQ4, Class A5
   4.59%, 4/14/40                                                    190              187,626
   Series 2007-T27, Class A4
   5.651%, 6/13/42                                                   210              215,469
                                                                                   ----------
                                                                                    8,045,743
                                                                                   ----------
Non-Agency Adjustable Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
   Series 2007-EOP, Class E
   5.692%, 3/06/20 (c)(e)                                             75               72,281
                                                                                   ----------

Total Commercial Mortgage-Backed Securities
   (cost $8,007,866)                                                                8,118,024
                                                                                   ----------

GOVERNMENT-RELATED - U.S. AGENCIES - 3.2%
Agency Debentures - 3.2%
Federal Home Loan Bank
   4.625%, 10/10/12                                                  470              483,739
   5.00%, 11/17/17                                                 3,120            3,234,931
Federal Home Loan Mortgage Corp.
   5.125%, 11/17/17                                                2,670            2,785,988
Federal National Mortgage Association
   Series 2005
   3.875%, 2/15/10                                                   200              201,339
                                                                                   ----------

Total Government-Related - U.S. Agencies
   (cost $6,639,440)                                                                6,705,997
                                                                                   ----------
GOVERNMENT-RELATED - AGENCIES - 1.6%
Development Bank of Japan
   1.75%, 6/21/10                                         JPY    200,000            1,830,694
Kreditanstalt fuer Wiederaufbau
   1.75%, 3/23/10 (a)                                            114,000            1,041,107
   Series INTL
   1.85%, 9/20/10 (a)                                             64,000              587,937
                                                                                   ----------

Total Government-Related - Agencies
   (cost $3,315,964)                                                                3,459,738
                                                                                   ----------

EMERGING MARKETS - NON-INVESTMENT
   GRADES - 1.0%

Non Corporate Sectors - 1.0%
Sovereign - 1.0%
Republic of Brazil
   8.25%, 1/20/34 (a)                                           $    725              917,125
Republic of Panama
   9.375%, 4/01/29 (a)                                               200              273,000
Republic of Peru
   7.35%, 7/21/25 (a)                                                215              245,100
   8.75%, 11/21/33                                                   185              245,125
Republic of Philippines
   8.25%, 1/15/14                                                    261              292,320
   8.875%, 3/17/15                                                    46               54,119
                                                                                   ----------

Total Emerging Markets - Non-Investment Grades
   (cost $1,913,602)                                                                2,026,789
                                                                                   ----------

GOVERNMENT-RELATED - SOVEREIGNS - 0.9%
Government of Poland
   Series 1110
   6.00%, 11/24/10 (a)                                    PLN      1,745              706,841
Mexican Bonos
   Series MI10
   8.00%, 12/19/13                                        MXN     14,185            1,296,569
                                                                                   ----------

Total Government-Related - Sovereigns
   (cost $2,013,711)                                                                2,003,410
                                                                                   ----------
ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Floating Rate - 0.6%
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1, Class 1A1
   5.015%, 4/25/22 (c)                                          $      2                2,214
   Series 2007-HE3, Class M1
   5.315%, 4/25/37 (c)                                               100               64,310
Credit-Based Asset Servicing & Securities,
   Inc.

   Series 2005-CB7, Class AF2
   5.147%, 11/25/35 (f)                                               88               87,025
Home Equity Asset Trust
   Series 2007-3, Class M1
   5.215%, 8/25/37 (c)                                               275              189,522
Home Equity Mortgage Trust
   Series 2006-1, Class A2
   5.367%, 5/25/36 (f)                                                30               15,019
HSI Asset Securitization Corp. Trust
   Series 2006-OPT2, Class 2A1
   4.945%, 1/25/36 (c)                                                15               14,774
Indymac Residential Asset Backed Trust
   Series 2006-D, Class 2A2
   4.975%, 11/25/36 (c)                                              295              277,991

IXIS Real Estate Capital Trust
   Series 2006-HE3, Class A2
   4.965%, 1/25/37 (c)                                               195              183,940
Lehman XS Trust
   Series 2007-4N, Class M1
   5.315%, 3/25/47 (c)                                               265              193,001
RAAC Series
   Series 2006-SP3, Class A1
   4.945%, 8/25/36 (c)                                               128              124,149
Residential Asset Securities Corp.
   Series 2003-KS3, Class A2
   5.465%, 5/25/33 (c)                                                 2                2,214
Specialty Underwriting & Residential
   Finance

   Series 2006-BC1, Class A2A
   4.945%, 12/25/36 (c)                                               11               10,965
Structured Asset Investment Loan Trust
   Series 2006-1, Class A1
   4.945%, 1/25/36 (c)                                                20               20,378
                                                                                   ----------
                                                                                    1,185,502
                                                                                   ----------
Home Equity Loans - Fixed Rate - 0.2%
Countrywide Asset-Backed Certificates
   Series 2007-S1, Class A3
   5.81%, 11/25/36 (d)                                               275              228,013
Credit-Based Asset Servicing & Securities,
   Inc.

   Series 2003-CB1, Class AF
   3.45%, 1/25/33 (f)                                                 35               35,034
Home Equity Mortgage Trust
   Series 2005-4, Class A3
   4.742%, 1/25/36 (f)                                                35               28,187
Residential Funding Mortgage Securities II,
   Inc.

   Series 2005-HI2, Class A3
   4.46%, 5/25/35                                                     71               70,101
                                                                                   ----------
                                                                                      361,335
                                                                                   ----------
Credit Cards - Fixed Rate - 0.0%
MBNA Credit Card Master Note Trust
   Series 2003-A6, Class A6
   2.75%, 10/15/10                                                    85               84,388
                                                                                   ----------
Autos - Fixed Rate - 0.0%
Capital One Prime Auto Receivables Trust
   Series 2005-1, Class A3
   4.32%, 8/15/09                                                     26               25,701
                                                                                   ----------

Total Asset-Backed Securities
   (cost $1,943,188)                                                                1,656,926
                                                                                   ----------

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 0.5%
Sovereigns - 0.4%
Russian Federation
   7.50%, 3/31/30 (a)(e)                                             812              923,423
                                                                                   ----------
Supranationals - 0.1%
European Investment Bank
   5.125%, 5/30/17                                                   175              182,568
                                                                                   ----------

Total Government-Related - Non-U.S. Issuers
   (cost $1,077,608)                                                                1,105,991
                                                                                   ----------

CORPORATES - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.4%
Basic - 0.1%
Ineos Group Holdings PLC
   8.50%, 2/15/16 (e)                                                 75               66,750
Packaging Corp. of America
   5.75%, 8/01/13                                                     30               30,660
                                                                                   ----------
                                                                                       97,410
                                                                                   ----------
Communications - Media - 0.1%
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12                                                     45               43,650
Clear Channel Communications, Inc.
   5.50%, 9/15/14                                                     85               64,790
DirecTV Holdings LLC
   6.375%, 6/15/15                                                    40               38,400
Echostar DBS Corp.
   6.625%, 10/01/14                                                   17               16,915
   7.125%, 2/01/16                                                    48               48,960
                                                                                   ----------
                                                                                      212,715
                                                                                   ----------
Communications - Telecommunications - 0.0%
Qwest Communications International, Inc.
   7.50%, 2/15/14                                                     25               24,937
   Series B
   7.50%, 2/15/14                                                     15               14,963
                                                                                   ----------
                                                                                       39,900
                                                                                   ----------
Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co.
   7.375%, 10/28/09                                                  160              150,599
General Motors Corp.
   8.25%, 7/15/23                                                     70               55,650
                                                                                   ----------
                                                                                      206,249
                                                                                   ----------
Consumer Cyclical - Other - 0.1%
Harrah's Operating Co., Inc
   5.625%, 6/01/15                                                    30               21,900
   5.75%, 10/01/17                                                    11                7,452
   6.50%, 6/01/16                                                     39               29,055

MGM Mirage
   8.375%, 2/01/11                                                    40               40,900
                                                                                   ----------
                                                                                       99,307
                                                                                   ----------
Transportation - Services - 0.0%
Hertz Corp.
   8.875%, 1/01/14                                                    35               35,481
                                                                                   ----------
                                                                                      691,062
                                                                                   ----------
Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
   8.375%, 5/01/16                                                    70               68,425
Edison Mission Energy
   7.00%, 5/15/17                                                     60               58,950
NRG Energy, Inc.
   7.25%, 2/01/14                                                     65               63,375
   7.375%, 2/01/16                                                    35               34,125
                                                                                   ----------
                                                                                      224,875
                                                                                   ----------
Financial Institutions - 0.0%
REITS - 0.0%
American Real Estate Partners LP
   7.125%, 2/15/13 (e)                                                25               23,500
   7.125%, 2/15/13                                                    20               18,800
                                                                                   ----------
                                                                                       42,300
                                                                                   ----------
Total Corporates - Non-Investment Grades
   (cost $1,009,151)                                                                  958,237
                                                                                   ----------

MORTGAGE CMO'S - 0.3%
Non-Agency Fixed Rate - 0.2%
Deutsche Mortgage Securities, Inc.
   Series 2005-WF1, Class 1A1
   5.054%, 6/26/35 (e)                                               143              142,418
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A8, Class A1C1
   5.25%, 8/25/36 (d)                                                106              101,573
Residential Accredit Loans, Inc.
   Series 2007-QS1, Class 1A1
   6.00%, 1/25/37                                                    145              149,652
                                                                                   ----------
                                                                                      393,643
                                                                                   ----------
Non-Agency Adjustable Rate - 0.1%
Countrywide Alternative Loan Trust
   Series 2005-62, Class 2A1
   5.788%, 12/25/35 (c)                                               60               56,345
   Series 2006-OA14, Class 3A1
   5.638%, 11/25/46 (c)                                              189              178,319
   Series 2007-OA3, Class M1
   5.175%, 4/25/47 (c)                                                75               49,347
                                                                                   ----------
                                                                                      284,011
                                                                                   ----------
Total Mortgage CMO's
   (cost $717,141)                                                                    677,654
                                                                                   ----------

                                                                  Shares
                                                                  ------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.1%
Non Corporate Sectors - 0.1%
Agencies - Government Sponsored - 0.1%
Federal Home Loan Mortgage Corp.
   8.375%                                                          2,525               66,029
Federal National Mortgage Association
   8.25%A                                                          3,075               79,181
                                                                                      -------
                                                                                      145,210
                                                                                      -------
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Samsung Electronics Co. Ltd.
   Zero Coupon (a)                                                   200               90,740
                                                                                      -------

Total Non-Convertible - Preferred Stocks
   (cost $232,993)                                                                    235,950
                                                                                      -------

                                                               Principal
                                                                  Amount
                                                                   (000)
                                                               ---------

SHORT-TERM INVESTMENTS - 4.7%
Time Deposit - 4.7%
The Bank of New York Mellon Corp.
   3.25%, 1/02/08
   (cost $9,830,000)                                               9,830            9,830,000
                                                                                -------------
Total Investments - 98.5%
   (cost $195,912,275)                                                            208,363,403
Other assets less liabilities - 1.5%                                                3,087,018
                                                                                -------------
Net Assets - 100.0%                                                             $ 211,450,421
                                                                                -------------

COMMON STOCKS - 64.2%
Financials - 15.8%
Capital Markets - 3.9%
Bank of New York Mellon Corp.                                     16,320              795,763
Franklin Resources, Inc.                                          11,700            1,338,831
The Goldman Sachs Group, Inc.                                      1,600              344,080
Lehman Brothers Holdings, Inc.                                     9,900              647,856
Merrill Lynch & Co., Inc.                                         22,400            1,202,432
Northern Trust Corp.                                              29,300            2,243,794
                                                                                 ------------
                                                                                    6,572,756
                                                                                 ------------
Commercial Banks - 0.7%
Wells Fargo & Co.                                                 39,200            1,183,448
                                                                                 ------------
Diversified Financial Services - 5.2%
Bank of America Corp.                                             45,800            1,889,708
Citigroup, Inc.                                                   64,700            1,904,768
JPMorgan Chase & Co.                                             117,600            5,133,240
                                                                                 ------------
                                                                                    8,927,716
                                                                                 ------------
Insurance - 6.0%
ACE Ltd.                                                          55,900            3,453,502
American International Group, Inc.                                67,500            3,935,250

Axis Capital Holdings Ltd.                                        52,700            2,053,719
Hartford Financial Services Group, Inc.                            6,200              540,578
Willis Group Holdings Ltd.                                         5,900              224,023
                                                                                 ------------
                                                                                   10,207,072
                                                                                 ------------
                                                                                   26,890,992
                                                                                 ------------
Health Care - 10.3%
Health Care Equipment & Supplies - 0.6%
Becton Dickinson & Co.                                            13,100            1,094,898
                                                                                 ------------
Health Care Providers & Services - 5.4%


Aetna, Inc.                                                       27,400            1,581,802
UnitedHealth Group, Inc.                                          60,200            3,503,640
WellPoint, Inc. (a)                                               46,600            4,088,218
                                                                                 ------------
                                                                                    9,173,660
                                                                                 ------------
Pharmaceuticals - 4.3%
Eli Lilly & Co.                                                   38,100            2,034,159
Forest Laboratories, Inc. (a)                                     17,800              648,810
Merck & Co., Inc.                                                 28,100            1,632,891
Pfizer, Inc.                                                      59,600            1,354,708
Schering-Plough Corp.                                             21,400              570,096
Wyeth                                                             23,500            1,038,465
                                                                                 ------------
                                                                                    7,279,129
                                                                                 ------------
                                                                                   17,547,687
                                                                                 ------------
Energy - 9.4%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.                                                11,310              917,241
Cameron International Corp. (a)                                    6,200              298,406
Nabors Industries Ltd. (a)                                        30,100              824,439
                                                                                 ------------
                                                                                    2,040,086
                                                                                 ------------
Oil, Gas & Consumable Fuels - 8.2%
Chevron Corp.                                                     32,000            2,986,560
ConocoPhillips                                                     9,100              803,530
Exxon Mobil Corp.                                                 52,300            4,899,987
Marathon Oil Corp.                                                15,700              955,502
Noble Energy, Inc.                                                15,900            1,264,368
Total SA (ADR)                                                    37,900            3,130,540
                                                                                 ------------
                                                                                   14,040,487
                                                                                 ------------
                                                                                   16,080,573
                                                                                 ------------
Information Technology - 8.8%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)                                           51,000            1,380,570
                                                                                 ------------
Computers & Peripherals - 2.7%
Hewlett-Packard Co.                                                8,400              424,032
International Business Machines Corp.                             15,200            1,643,120
Sun Microsystems, Inc. (a)                                       141,325            2,562,223
                                                                                 ------------
                                                                                    4,629,375
                                                                                 ------------
IT Services - 1.3%
Accenture Ltd.-Class A                                            63,200            2,277,096
                                                                                 ------------
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.                                           35,700              634,032
Broadcom Corp.-Class A (a)                                         2,400               62,736
Integrated Device Technology, Inc. (a)                            42,900              485,199
Intel Corp.                                                       54,100            1,442,306
Nvidia Corp. (a)                                                  35,700            1,214,514
                                                                                 ------------
                                                                                    3,838,787
                                                                                 ------------
Software - 1.7%
Adobe Systems, Inc. (a)                                            9,200              393,116
Microsoft Corp.                                                   70,200            2,499,120
                                                                                 ------------
                                                                                    2,892,236
                                                                                 ------------
                                                                                   15,018,064
                                                                                 ------------
Consumer Staples - 7.5%
Beverages - 0.4%
PepsiCo, Inc.                                                      8,100              614,790
                                                                                 ------------
Food & Staples Retailing - 1.3%
Safeway, Inc.                                                     65,300            2,233,913
                                                                                 ------------

Food Products - 0.9%
HJ Heinz Co.                                                      31,300            1,461,084
                                                                                 ------------
Household Products - 1.0%
Procter & Gamble Co.                                              24,200            1,776,764
                                                                                 ------------
Tobacco - 3.9%
Altria Group, Inc.                                                64,400            4,867,352
Loews Corp. - Carolina Group                                      20,600            1,757,180
                                                                                 ------------
                                                                                    6,624,532
                                                                                 ------------
                                                                                   12,711,083
                                                                                 ------------
Industrials - 6.3%
Aerospace & Defense - 2.6%
Honeywell International, Inc.                                     12,100              744,997
Lockheed Martin Corp.                                              8,200              863,132
United Technologies Corp.                                         37,700            2,885,558
                                                                                 ------------
                                                                                    4,493,687
                                                                                 ------------
Commercial Services & Supplies - 0.3%
Dun & Bradstreet Corp.                                             6,300              558,369
                                                                                 ------------
Electrical Equipment - 2.6%
Emerson Electric Co.                                              77,400            4,385,484
                                                                                 ------------
Industrial Conglomerates - 0.8%
General Electric Co.                                              35,640            1,321,175
                                                                                 ------------
                                                                                   10,758,715
                                                                                 ------------
Consumer Discretionary - 3.2%
Media - 2.4%
Comcast Corp.-Class A (a)                                         14,070              256,918
News Corp.-Class A                                                73,000            1,495,770
Time Warner, Inc.                                                 79,700            1,315,847
Viacom, Inc.-Class B (a)                                          23,800            1,045,296
                                                                                 ------------
                                                                                    4,113,831
                                                                                 ------------
Multiline Retail - 0.8%
Kohl's Corp. (a)                                                  28,000            1,282,400
                                                                                 ------------
                                                                                    5,396,231
                                                                                 ------------
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.                                                        48,000            1,994,880
CenturyTel, Inc.                                                  17,400              721,404
Verizon Communications, Inc.                                      29,700            1,297,593
                                                                                 ------------
                                                                                    4,013,877
                                                                                 ------------
Materials - 0.6%
Chemicals - 0.6%
Air Products & Chemicals, Inc.                                     7,200              710,136
Dow Chemical Co.                                                   8,300              327,186
                                                                                 ------------
                                                                                    1,037,322
                                                                                 ------------
Total Common Stocks
   (cost $90,864,744)                                                             109,454,544
                                                                                 ------------

CORPORATES - INVESTMENT GRADES - 15.4%
Industrial - 7.6%
Basic - 0.7%
The Dow Chemical Co.
   7.375%, 11/01/29                                                   15               16,499
Eastman Chemical Co.
   7.25%, 1/15/24                                                    100              108,861
Inco Ltd.
   7.75%, 5/15/12                                                    325              354,574
Lubrizol Corp.
   5.50%, 10/01/14                                                   180              178,707
Noranda, Inc.
   6.00%, 10/15/15                                                   205              207,850
Southern Copper Corp.
   7.50%, 7/27/35                                                    195              206,526
Weyerhaeuser Co.
   7.375%, 3/15/32                                                   170              170,603
                                                                                 ------------
                                                                                    1,243,620
                                                                                 ------------
Capital Goods - 0.5%
CRH America, Inc.
   6.00%, 9/30/16                                                     90               88,019
Hanson Australia Funding Ltd.
   5.25%, 3/15/13                                                    120              119,726
Hutchison Whampoa International Ltd.
   7.45%, 11/24/33 (b)                                               100              114,047
Masco Corp.
   7.75%, 8/01/29                                                    165              178,625
Tyco International Group SA
   6.00%, 11/15/13                                                   115              118,202
Waste Management, Inc.
   6.375%, 11/15/12                                                  175              185,031
                                                                                 ------------
                                                                                      803,650
                                                                                 ------------
Communications - Media - 0.9%
BSKYB Finance UK PLC
   5.625%, 10/15/15 (b)                                               85               83,633
News America Holdings, Inc.
   8.25%, 10/17/96                                                    60               69,688
   9.25%, 2/01/13                                                     65               75,978
News America, Inc.
   5.30%, 12/15/14                                                   190              189,022
RR Donnelley & Sons Co.
   5.50%, 5/15/15                                                    185              178,004
The Thomson Corp.
   5.75%, 2/01/08                                                    460              459,876
Time Warner Cos, Inc.
   7.57%, 2/01/24                                                     70               75,918
Time Warner Entertainment Co.
   8.375%, 3/15/23                                                   250              294,474
Viacom, Inc.
   7.875%, 7/30/30                                                    60               65,117
WPP Finance Corp.
   5.875%, 6/15/14                                                   125              133,030
                                                                                 ------------
                                                                                    1,624,740
                                                                                 ------------
Communications - Telecommunications - 1.9%
AT&T Corp.
   7.30%, 11/15/11                                                   250              270,877
Bellsouth Capital Funding Corp.
   7.12%, 7/15/97                                                    360              376,225
BellSouth Corp.
   5.20%, 9/15/14                                                    270              269,465
Embarq Corp.
   6.738%, 6/01/13                                                   250              258,594
   7.082%, 6/01/16                                                   280              288,507
GTE Corp.
   8.75%, 11/01/21                                                   270              330,870
New Cingular Wireless Services, Inc.
   8.75%, 3/01/31                                                    155              200,877
Nextel Communications, Inc.
   Series F
   5.95%, 3/15/14                                                    165              155,095
Qwest Corp.
   7.50%, 10/01/14                                                   165              167,475
   7.875%, 9/01/11                                                   115              119,600
Telefonos de Mexico SAB de CV
   4.50%, 11/19/08                                                   139              138,319
Telus Corp.
   8.00%, 6/01/11                                                    100              108,347
Verizon Virginia, Inc.
   Series A
   4.625%, 3/15/13                                                   365              352,558
Vodafone Group PLC
   7.875%, 2/15/30                                                   155              182,617
                                                                                 ------------
                                                                                    3,219,426
                                                                                 ------------
Consumer Cyclical - Automotive - 0.0%
DaimlerChrysler North America
   4.875%, 6/15/10                                                    70               69,689
                                                                                 ------------
Consumer Cyclical - Other - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 11/15/15                                                  141              145,564
   7.875%, 5/01/12                                                    98              104,135
Toll Brothers Finance Corp.
   5.15%, 5/15/15                                                     30               27,224
                                                                                 ------------
                                                                                      276,923
                                                                                 ------------

Consumer Cyclical - Retailers - 0.1%
CVS Corp.
   6.125%, 8/15/16                                                   150              153,973
                                                                                 ------------
Consumer Non-Cyclical - 1.6%
Altria Group, Inc.
   7.75%, 1/15/27                                                    145              186,817
Anheuser-Busch Cos, Inc.
   6.50%, 2/01/43                                                    100              107,125
Bristol-Myers Squibb Co.
   6.875%, 8/01/97                                                   425              448,722
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 (b)                                              190              189,889
Fisher Scientific International, Inc.
   6.125%, 7/01/15                                                   410              407,267
Kraft Foods, Inc.
   5.25%, 10/01/13                                                   150              147,473
Reynolds American, Inc.
   7.25%, 6/01/12                                                    160              168,906
   7.625%, 6/01/16                                                   160              170,079
Safeway, Inc.
   4.95%, 8/16/10                                                    400              402,100
   5.80%, 8/15/12                                                    155              160,374
Wyeth
   6.50%, 2/01/34                                                    285              302,477
                                                                                 ------------
                                                                                    2,691,229
                                                                                 ------------
Energy - 0.5%
Amerada Hess Corp.
   7.30%, 8/15/31                                                    140              157,258
Gazprom
   6.212%, 11/22/16 (b)                                              350              339,570
Norsk Hydro
   6.36%, 1/15/09                                                     45               45,712
Transocean, Inc.
   7.50%, 4/15/31                                                    155              170,273
Valero Energy Corp.
   4.75%, 6/15/13                                                    125              121,198
XTO Energy, Inc.
   7.50%, 4/15/12                                                    100              109,315
                                                                                 ------------
                                                                                      943,326
                                                                                 ------------
Services - 0.2%
The Western Union Co.
   5.93%, 10/01/16                                                   315              314,329
                                                                                 ------------
Technology - 0.7%
Electronic Data Systems Corp.
   Series B
   6.50%, 8/01/13                                                    310              313,458
Hewlett-Packard Co.
   3.625%, 3/15/08                                                   475              473,895
Motorola, Inc.
   6.50%, 9/01/25                                                    105              101,966
   7.50%, 5/15/25                                                     20               21,281
   7.625%, 11/15/10                                                   64               68,552
Xerox Corp.
   7.625%, 6/15/13                                                    35               36,524
   9.75%, 1/15/09                                                    104              108,723
                                                                                 ------------
                                                                                    1,124,399
                                                                                 ------------
Transportation - Airlines - 0.2%
Southwest Airlines Co.
   5.25%, 10/01/14                                                   415              404,449
                                                                                 ------------
Transportation - Railroads - 0.1%
CSX Corp.
   5.50%, 8/01/13                                                     50               49,835
Norfolk Southern Corp.
   7.90%, 5/15/97                                                     45               52,103
                                                                                 ------------
                                                                                      101,938
                                                                                 ------------
                                                                                   12,971,691
                                                                                 ------------
Financial Institutions - 6.5%
Banking - 3.7%
Bank of Tokyo-Mitsubishi UFJ L
   7.40%, 6/15/11                                                    200              216,309
Barclays Bank PLC
   8.55%, 6/15/11 (b)(c)                                              50               52,665
BB&T Capital Trust IV
   6.82%, 6/12/57 (c)                                                175              164,635
Chase Manhattan Corp.
   6.00%, 2/15/09                                                    155              156,355
The Chuo Mitsui Trust & Banking Co., Ltd.
   5.506%, 4/15/15 (b)(c)                                            300              275,847
Citicorp
   Series MTNF
   6.375%, 11/15/08                                                   30               30,407
Citigroup, Inc.
   3.625%, 2/09/09                                                   160              157,855
Dresdner Funding Trust I
   8.151%, 6/30/31 (b)                                               295              300,879
Fuji JGB Investment
   9.87%, 6/30/08 (b)(c)                                             240              242,192
HBOS PLC
   5.375%, 11/01/13 (b)(c)                                           250              227,905
   6.413%, 10/01/35 (b)(c)                                           400              325,462
HSBC Bank USA
   5.875%, 11/01/34                                                  310              284,479
Morgan J P & Co., Inc.
   6.25%, 1/15/09                                                    139              140,678
MUFG Capital Finance 1 Ltd.
   6.346%, 7/25/16 (c)                                               170              161,013
Popular North America, Inc.
   4.25%, 4/01/08                                                    470              468,995
Rabobank Capital Funding II
   5.26%, 12/31/13 (b)(c)                                            230              214,286
RBS Capital Trust III
   5.512%, 9/30/14 (c)                                               495              455,053
Regions Financing Trust II
   6.625%, 5/15/47 (c)                                               170              140,485
Resona Preferred Global Securities
   7.191%, 7/30/15 (b)(c)                                            413              409,794
Royal Bank of Scotland Group PLC
   7.648%, 9/30/31 (c)                                               250              257,934
Sumitomo Mitsui Banking Corp.
   5.625%, 10/15/15 (b)(c)                                           135              126,055
UBS Preferred Funding Trust II
   7.247%, 6/26/11 (c)                                               250              262,454
UBS Preferred Funding Trust V
   Series 1
   6.243%, 5/15/16 (c)                                               465              447,729
UFJ Finance Aruba AEC
   6.75%, 7/15/13                                                    335              363,934
Unicredito Italiano Capital Trust II
   9.20%, 10/05/10 (b)(c)                                            330              359,623
Wachovia Capital Trust III
   5.80%, 3/15/11 (c)                                                 85               75,952
Washington Mutual, Inc.
   4.20%, 1/15/10                                                     13               11,614
                                                                                 ------------
                                                                                    6,330,589
                                                                                 ------------
Brokerage - 0.5%
The Goldman Sachs Group, Inc.
   3.875%, 1/15/09                                                   126              124,710
   5.70%, 9/01/12                                                    325              334,367
   7.35%, 10/01/09                                                    34               35,536
Lehman Brothers Holdings, Inc.
   7.875%, 8/15/10                                                   150              158,984
Merrill Lynch & Co., Inc
   Series MTNC
   4.125%, 1/15/09                                                    47               46,387
Merrill Lynch & Co., Inc.
   Series MTNC
   4.125%, 9/10/09                                                   160              157,434
                                                                                 ------------
                                                                                      857,418
                                                                                 ------------
Finance - 0.9%
Capital One Bank
   6.50%, 6/13/13                                                    200              196,179
Capital One Financial Corp.
   5.50%, 6/01/15                                                     23               21,214
CIT Group, Inc.
   3.375%, 4/01/09                                                   150              144,539
Countrywide Financial Corp.
   6.25%, 5/15/16                                                    297              170,944
   Series MTN
   5.80%, 6/07/12                                                     86               62,823
Countrywide Home Loans, Inc.
   Series MTNL
   4.00%, 3/22/11                                                     10                7,221
General Electric Capital Corp.
   5.875%, 2/15/12                                                   285              296,943
International Lease Finance Corp.
   6.375%, 3/15/09                                                   150              151,696
iStar Financial, Inc.
   5.15%, 3/01/12                                                     30               25,926
   6.00%, 12/15/10                                                   200              182,064
   Series B
   5.95%, 10/15/13                                                    65               56,640
SLM Corp.
   5.375%, 1/15/13                                                   190              169,964
                                                                                 ------------
                                                                                    1,486,153
                                                                                 ------------
Insurance - 1.3%
The Allstate Corp.
   6.125%, 5/15/37 (c)                                               160              154,371
American RE Corp.
   Series B
   7.45%, 12/15/26                                                   140              144,875
CNA Financial Corp.
   5.85%, 12/15/14                                                    85               85,140
Hartford Financial Services Group, Inc.
   6.375%, 11/01/08                                                  125              126,364
ING Groep NV
   5.775%, 12/08/15 (c)                                              470              433,523
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 (b)                                                200              203,683
Lincoln National Corp.
   7.00%, 5/17/66 (c)                                                345              346,388
North Front Pass Through Trust
   5.81%, 12/15/24 (b)(c)                                            500              478,409
UnitedHealth Group, Inc.
   5.25%, 3/15/11                                                    110              111,231
WellPoint, Inc.
   5.25%, 1/15/16                                                     75               72,613
                                                                                 ------------
                                                                                    2,156,597
                                                                                 ------------
REITS - 0.1%
Regency Centers LP
   5.25%, 8/01/15                                                    225              213,260
                                                                                 ------------
                                                                                   11,044,017
                                                                                 ------------

Utility - 1.2%
Electric - 0.6%
Consumers Energy Co.
   Series D
   5.375%, 4/15/13                                                   215              214,405
Dominion Resources, Inc./VA
   7.50%, 6/30/66 (c)                                                305              301,543
FPL Group Capital, Inc.
   6.35%, 10/01/66 (c)                                                55               52,018
   6.65%, 6/15/67 (c)                                                170              163,729
SPI Electricity & Gas Australia Holdings
   Pty Ltd.

   6.15%, 11/15/13 (b)                                               250              255,096
                                                                                 ------------
                                                                                      986,791
                                                                                 ------------
Natural Gas - 0.6%
CenterPoint Energy Resources Corp.
   Series B
   7.875%, 4/01/13                                                   285              312,926
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14                                                   150              149,699
Texas Eastern Transmission Corp.
   7.30%, 12/01/10                                                   350              375,188
TransCanada Pipelines Ltd.
   6.35%, 5/15/67 (c)                                                180              168,710
                                                                                 ------------
                                                                                    1,006,523
                                                                                 ------------
                                                                                    1,993,314
                                                                                 ------------
Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Petronas Capital, Ltd.
   7.00%, 5/22/12 (b)                                                150              163,316
                                                                                 ------------

Total Corporates - Investment Grades
   (cost $26,585,983)                                                              26,172,338
                                                                                 ------------

U.S. TREASURIES - 5.3%
U.S. Treasury Bonds
   4.50%, 2/15/36                                                  3,385            3,402,189
   8.75%, 5/15/17                                                  2,623            3,568,510
U.S. Treasury Notes
   4.25%, 11/15/17                                                 1,935            1,968,711
   4.875%, 5/31/11                                                    15               15,809
                                                                                 ------------

Total U.S. Treasuries
   (cost $8,723,761)                                                                8,955,219
                                                                                 ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
Non-Agency Fixed Rate CMBS - 2.4%
Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1, Class A2
   5.787%, 5/11/35                                                 1,526            1,563,852
GS Mortgage Securities Corp. II
   Series 2004-GG2, Class A6
   5.396%, 8/10/38                                                   600              604,080
LB-UBS Commercial Mortgage Trust
   Series 2006-C6, Class A4
   5.372%, 9/15/39                                                   235              234,357
   Series 2007-C7, Class A3
   5.866%, 9/15/45                                                   620              641,337
Morgan Stanley Capital I
   Series 2005-HQ5, Class A4
   5.168%, 1/14/42                                                 1,035            1,029,128
                                                                                 ------------

Total Commercial Mortgage-Backed Securities
   (cost $4,046,251)                                                                4,072,754
                                                                                 ------------

MORTGAGE PASS-THRU'S - 2.0%
Agency ARMS - 1.0%
Federal Home Loan Mortgage Corp.
   Series 2006
   6.029%, 9/01/36 (d)                                               514              522,667
   Series 2007
   6.05%, 4/01/37 (d)                                                332              337,144
Federal National Mortgage Association
   Series 2007
   5.925%, 2/01/37 (d)                                               527              536,241
   6.027%, 2/01/37 (d)                                               326              332,401
                                                                                 ------------
                                                                                    1,728,453
                                                                                 ------------
Fixed Rate 30-Year - 0.9%
Federal Gold Loan Mortgage Corp.
   Series 2006
   7.00%, 8/01/36                                                    928              964,232
Federal National Mortgage Association
   Series 2006
   6.50%, 9/01/36                                                    525              539,491
                                                                                 ------------
                                                                                    1,503,723
                                                                                 ------------
Non-Agency ARMS - 0.1%
Bear Stearns Alt-A Trust
   Series 2006-3, Class 22A1
   6.218%, 5/25/36 (c)                                               230              224,826
                                                                                 ------------

Total Mortgage Pass-Thru's
   (cost $3,442,539)                                                                3,457,002
                                                                                 ------------

EMERGING MARKETS - NON-INVESTMENT
   GRADES - 1.3%

Non Corporate Sectors - 1.3%
Sovereign - 1.3%
Republic of Brazil
   8.25%, 1/20/34                                                    855            1,081,575
Republic of Panama
   9.375%, 4/01/29                                                   270              368,550
Republic of Peru
   8.75%, 11/21/33                                                   395              523,375
Republic of Philippines
   8.25%, 1/15/14                                                    231              258,720
   8.875%, 3/17/15                                                    44               51,766
                                                                                 ------------

Total Emerging Markets - Non-Investment
   Grades
   (cost $2,286,763)                                                                2,283,986
                                                                                 ------------

CORPORATES - NON-INVESTMENT GRADES - 1.3%
Industrial - 0.9%
Basic - 0.2%
Freeport-McMoRan Copper & Gold, Inc.
   8.25%, 4/01/15                                                     60               63,600
   8.375%, 4/01/17                                                    60               64,350
Packaging Corp. of America
   4.375%, 8/01/08                                                   200              198,162
                                                                                 ------------
                                                                                      326,112
                                                                                 ------------
Capital Goods - 0.0%
Bombardier, Inc.
   6.75%, 5/01/12 (b)                                                100              101,250
                                                                                 ------------
Communications - Media - 0.2%
Clear Channel Communications, Inc.
   5.50%, 9/15/14                                                    150              114,335
Echostar DBS Corp.
   6.625%, 10/01/14                                                   18               17,910
   7.125%, 2/01/16                                                    47               47,940
RH Donnelley Corp.
   Series A-3
   8.875%, 1/15/16                                                   140              130,900
                                                                                 ------------
                                                                                      311,085
                                                                                 ------------
Communications - Telecommunications - 0.2%
Mobile Telesystems Finance
   9.75%, 1/30/08 (b)                                                230              230,000
Windstream Corp.
   8.125%, 8/01/13                                                   149              154,215
                                                                                 ------------
                                                                                      384,215
                                                                                 ------------
Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co.
   4.95%, 1/15/08                                                    135              134,910
                                                                                 ------------
Consumer Cyclical - Other - 0.2%
DR Horton, Inc.
   6.50%, 4/15/16                                                     80               69,410
Harrah's Operating Co., Inc
   5.625%, 6/01/15                                                   116               84,680
   5.75%, 10/01/17                                                    10                6,775
   6.50%, 6/01/16                                                     39               29,055
MGM Mirage
   6.75%, 9/01/12                                                     60               58,425
Wynn Las Vegas LLC/Corp.
   6.625%, 12/01/14                                                   45               44,212
                                                                                 ------------
                                                                                      292,557
                                                                                 ------------
                                                                                    1,550,129
                                                                                 ------------
Financial Institutions - 0.2%
Banking - 0.2%
Northern Rock PLC
   5.60%, 4/30/14 (b)(c)                                             445              275,900
                                                                                 ------------
Insurance - 0.0%
Liberty Mutual Group, Inc.
   7.80%, 3/15/37 (b)                                                100               88,340
                                                                                 ------------
                                                                                      364,240
                                                                                 ------------
Utility - 0.2%
Electric - 0.2%
Dynegy Holdings, Inc.
   8.375%, 5/01/16                                                    70               68,425
Edison Mission Energy
   7.00%, 5/15/17                                                     55               54,037
NRG Energy, Inc.
   7.25%, 2/01/14                                                     65               63,375
Reliant Energy, Inc.
   7.625%, 6/15/14                                                    65               64,350
                                                                                 ------------
                                                                                      250,187
                                                                                 ------------
Total Corporates - Non-Investment Grades
   (cost $2,408,853)                                                                2,164,556
                                                                                 ------------

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 1.2%
Sovereigns - 1.1%
Russian Federation
   7.50%, 3/31/30 (b)(e)                                             955            1,086,711
United Mexican States
   5.625%, 1/15/17                                                   680              689,180
                                                                                 ------------
                                                                                    1,775,891
                                                                                 ------------
Agencies - 0.1%
Korea Development Bank
   5.75%, 9/10/13                                                    200              206,662
                                                                                 ------------

Total Government-Related - Non-U.S. Issuers
   (cost $1,973,671)                                                                1,982,553
                                                                                 ------------

ASSET-BACKED SECURITIES - 1.0%
Home Equity Loans - Floating Rate - 0.6%
Credit-Based Asset Servicing & Securities,
   Inc.

   Series 2005-CB7, Class AF2
   5.147%, 11/25/35 (e)                                               83               81,906
Household Home Equity Loan trust
   Series 2007-1, Class M1
   5.329%, 3/20/36 (d)                                               365              255,500
Newcastle Mortgage Securities Trust
   Series 2007-1, Class 2A1
   4.919%, 4/25/37 (d)                                               301              287,611
Option One Mortgage Loan Trust
   Series 2007-2, Class M1
   5.225%, 3/25/37 (d)                                               125               77,575
RAAC Series
   Series 2006-SP3, Class A1
   4.945%, 8/25/36 (d)                                                61               59,118
Soundview Home Equity Loan Trust
   Series 2007-OPT2, Class 2A2
   4.919%, 7/25/37 (d)                                               300              287,766
                                                                                 ------------
                                                                                    1,049,476
                                                                                 ------------
Home Equity Loans - Fixed Rate - 0.3%
Countrywide Asset-Backed Certificates
   Series 2007-S1, Class A3
   5.81%, 11/25/36                                                   375              310,926
Credit-Based Asset Servicing & Securities,
   Inc.

   Series 2003-CB1, Class AF
   3.45%, 1/25/33 (e)                                                184              181,502
Home Equity Mortgage Trust
   Series 2005-4, Class A3
   4.742%, 1/25/36 (e)                                                69               54,890
                                                                                 ------------
                                                                                      547,318
                                                                                 ------------
Autos - Fixed Rate - 0.1%
Capital One Prime Auto Receivables Trust
   Series 2005-1, Class A3
   4.32%, 8/15/09                                                     89               88,710
                                                                                 ------------
Other - Floating Rate - 0.0%
Libertas Preferred Funding Ltd.
   Series 2007-3A, Class 2
   5.893%, 4/09/47 (b)(d)(f)                                         260               26,000
                                                                                 ------------

Total Asset-Backed Securities
   (cost $2,157,277)                                                                1,711,504
                                                                                 ------------

INFLATION-LINKED SECURITIES - 0.9%
U.S. Treasury Notes
   2.375%, 4/15/11 (TIPS)                                          1,437            1,497,596
   (cost $1,419,144)                                                             ------------

NON-CONVERTIBLE - PREFERRED STOCKS - 0.6%
Utility - 0.3%
Electric - 0.3%
Dte Energy Trust I
   7.80%A                                                         20,000              499,000
                                                                                 ------------

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
   Zero Coupon (b)                                                   200              232,125
                                                                                 ------------
Financial Institutions - 0.1%
Banking - 0.1%
Royal Bank of Scotland Group PLC
   Zero Coupon                                                    10,000              179,500
                                                                                 ------------
Non Corporate Sectors - 0.1%
Agencies - Government Sponsored - 0.1%
Federal Home Loan Mortgage Corp.
   Zero Coupon                                                     2,225               58,184
Federal National Mortgage Association
   8.25%A                                                          2,675               68,881
                                                                                 ------------
                                                                                      127,065
                                                                                 ------------
Total Non-Convertible - Preferred Stocks
   (cost $1,105,116)                                                                1,037,690
                                                                                 ------------

GOVERNMENT-RELATED - U.S. AGENCIES - 0.5%
Agency Debentures - 0.5%
Federal Home Loan Bank
   5.00%, 11/17/17                                              $    655              679,128
Federal Home Loan Mortgage Corp.
   5.125%, 11/17/17                                                  245              255,643
                                                                                 ------------

Total Government-Related - U.S. Agencies
   (cost $919,607)                                                                    934,771
                                                                                 ------------

GOVERNMENT-RELATED - U.S. OTHER ISSUERS - 0.2%
Texas - 0.2%
Dallas-Fort Worth Int'l Arpt Fac Impr
   Corp. MBIA FSA
   7.07%, 11/01/24
   (cost $409,203)                                                   400              413,528
                                                                                 ------------
MORTGAGE CMO'S - 0.1%
Non-Agency Fixed Rate - 0.1%
Deutsche Mortgage Securities, Inc.
   Series 2005-WF1, Class 1A1
   5.054%, 6/26/35 (b)                                               146              144,874
                                                                                 ------------
Non-Agency Adjustable Rate - 0.0%
Countrywide Alternative Loan Trust
   Series 2007-OA3, Class M1
   5.175%, 4/25/47 (d)                                               110               72,375
                                                                                 ------------

Total Mortgage CMO's
   (cost $253,735)                                                                    217,249
                                                                                 ------------

SHORT-TERM INVESTMENTS - 1.0%
Time Deposit - 1.0%
The Bank of New York Mellon Corp.
   3.25%, 1/02/08
   (cost $1,678,000)                                               1,678            1,678,000
                                                                                 ------------

Total Investments - 97.4%
   (cost $148,274,647)                                                            166,033,290
Other assets less liabilities - 2.6%                                                4,433,360
                                                                                 ------------
Net Assets - 100.0%                                                               170,466,650
                                                                                 ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $6,547,551 or 3.8% of net assets.

(c)  Variable rate coupon, rate shown as of December 31, 2007.

(d) Floating Rate Security. Stated interest rate was in effect at December 31, 2007.

(e) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2007.

(f)  Illiquid security, valued at fair value. (See note A)


Glossary:
ADR                       -         American Depositary Receipt
FSA                       -         Financial Security Assurance Inc.
MBIA                      -         Municipal Bond Investors Assurance
TIPS                      -         Treasury Inflation Protected Security

FINANCIAL FUTURES CONTRACTS (see Note D)
                                                          Value at       Unrealized
                      Number of   Expiration   Original   December 31,   Appreciation/
Type                  Contracts   Month        Value      2007           (Depreciation)
---------------------------------------------------------------------------------------
Purchased Contracts
EURO
   STOXX 50                       March
   Index                 8        2008         $516,316   $518,736       $ 2,420

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)
                                  U.S. $
                       Contract   Value on      U.S. $ Value at   Unrealized
                        Amount    Origination   December 31,      Appreciation/
                        (000)     Date          2007              (Depreciation)
--------------------------------------------------------------------------------
Buy Contracts:
Swedish Krona
settling 1/17/08         3,715    $  568,184    $  574,897        $  6,712

Sale Contracts:
Japanese Yen
settling 1/08/08       385,336     3,517,796     3,451,649          66,147
Mexican Nuevo Peso
settling 1/28/08        14,654     1,334,696     1,340,134          (5,439)
Polish Zloty
settling 3/06/08         1,747       698,461       709,282         (10,822)
Swedish Krona
settling 1/17/08         3,715       580,101       574,897           5,204

----------
(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $8,247,721.

(b)  Non-income producing security.

(c) Floating Rate Security. Stated interest rate was in effect at December 31, 2007.

(d)  Variable rate coupon, rate shown as of December 31, 2007.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $2,627,236 or 1.2% of net assets.

(f) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2007.

     An amount equivalent to U.S. $14,474 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2007.

Currency Abbreviations:
JPY                        -    Japanese Yen
MXN                        -    Mexican Peso
PLN                        -    Polish Zloty


Glossary:
ADR                        -    American Depositary Receipt
FSA                        -    Financial Security Assurance, Inc.
MBIA                       -    Municipal Bond Investors Assurance
TIPS                       -    Treasury Inflation-Protected Security

See notes to financial statments.

STATEMENT OF OPERATIONS
PRO FORMA ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND BALANCED WEALTH STRATEGY PORTFOLIO


                                                  AllianceBernstein Variable Products Series Fund Balanced Wealth Strategy Portfolio
Twelve Months Ended December 31, 2007 (unaudited)          AllianceBernstein Variable Products Series Fund Balanced Shares Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Pro Forma
                                                      AllianceBernstein       AllianceBernstein                   AllianceBernstein
                                                      Variable Products       Variable Products                   Variable Products
                                                         Series Fund             Series Fund                         Series Fund
                                                       Balanced Wealth         Balanced Shares                     Balanced Wealth
                                                     Strategy Portfolio           Portfolio        Adjustments   Strategy Portfolio
                                                     --------------------     -------------------  ------------  -------------------
INVESTMENT INCOME

Interest (net of foreign taxes withheld
of $95 and $0, respectively)                         $         3,178,652      $        3,830,074   $       -0-   $       7,008,726
Dividends (net of foreign taxes withheld
of $96,899 and $3,185, respectively)                           2,135,969               2,421,960           -0-           4,557,929
                                                     --------------------     -------------------  ------------  -------------------
                                                               5,314,621               6,252,034           -0-          11,566,655
                                                     --------------------     -------------------  ------------  -------------------
EXPENSES
Advisory fee (see Note C)                                        939,791               1,059,633           -0-           1,999,424
Distribution fee - Class B                                       409,112                 105,170           -0-             514,282
Transfer agency                                                    2,105                   1,838        (1,762)              2,181
Custodian                                                        266,655                 147,974      (117,081)            297,548
Administrative                                                    94,000                  94,000       (94,000)             94,000
Audit & Legal                                                     58,513                  55,827       (54,340)             60,000
Printing                                                          28,685                  41,161       (19,846)             50,000
Directors' fees                                                    1,550                   1,550        (1,550)              1,550
Miscellaneous                                                     17,242                   5,674        (2,916)             20,000
                                                     --------------------     -------------------  ------------  -------------------
Total expenses                                                 1,817,653               1,512,827      (291,495)          3,038,985
Less: expenses waived and reimbursed by
the Adviser (see Note C)                                        (116,796)                    -0-       116,796                 -0-
                                                     --------------------     -------------------  ------------  -------------------
Net expenses                                                   1,700,857               1,512,827      (174,699)          3,038,985
                                                     --------------------     -------------------  ------------  -------------------
Net investment income                                          3,613,764               4,739,207       174,699           8,527,670
                                                     --------------------     -------------------  ------------  -------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                     5,795,832              14,787,087           -0-          20,582,919
   Futures                                                        67,564                     -0-           -0-              67,564
   Foreign currency transactions                                 146,216                     -0-           -0-             146,216
Net change in unrealized
appreciation/depreciation of:
   Investments                                                (2,158,259)(a)         (13,736,973)          -0-         (15,895,232)
   Futures                                                        (2,781)                    -0-           -0-              (2,781)
   Foreign currency denominated assets and
   liabilities                                                     1,513                     -0-           -0-               1,513
                                                     --------------------     -------------------  ------------  -------------------
Net gain on investment and foreign
currency transactions                                          3,850,085               1,050,114           -0-           4,900,199
                                                     --------------------     -------------------  ------------  -------------------
Contribution from Adviser                                            -0-                 352,186           -0-             352,186
                                                     --------------------     -------------------  ------------  -------------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                           $         7,463,849      $        6,141,507   $   174,699   $      13,780,055
                                                     ====================     ===================  ============  ===================

--------------------------------------------------------------------------------

(a)  Net of accrued foreign capital gain taxes of $1,104.

     See Notes to Pro Forma AllianceBernstein Variable Products Series Fund Balanced Wealth Strategy Portfolio.

STATEMENT OF ASSETS AND LIABILITIES
PRO FORMA ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND BALANCED WEALTH STRATEGY PORTFOLIO


                                              AllianceBernstein Variable Products Series Fund Balanced Wealth Strategy Portfolio
December 31, 2007 (unaudited)                          AllianceBernstein Variable Products Series Fund Balanced Shares Portfolio
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Pro Forma
                                                    AllianceBernstein   AllianceBernstein                    AllianceBernstein
                                                    Variable Products   Variable Products                    Variable Products
                                                       Series Fund         Series Fund                          Series Fund
                                                     Balanced Wealth     Balanced Shares                      Balanced Wealth
                                                    Strategy Portfolio     Portfolio         Adjustments      Strategy Portfolio
                                                    ------------------  ----------------   ----------------  -------------------
ASSETS
Investments in securities, at value
(cost $344,173,417)                                 $   208,363,405     $   166,033,290    $           -0-   $   374,396,695
Cash                                                          1,040                  46                -0-             1,086
Foreign cash, at value (cost $665,922)                      713,326(a)              -0-                -0-           713,326(a)
Unrealized appreciation of forward
currency exchange contracts                                  78,063                 -0-                -0-            78,063
Receivable for investment securities sold                 3,032,531           3,984,426                -0-         7,016,957
Receivable for capital stock sold                           997,136               6,374                -0-         1,003,510
Dividends and interest receivable                           802,380             845,189                -0-         1,647,569
                                                    ----------------    ----------------   ----------------  ----------------
Total assets                                            213,987,881         170,869,325                -0-       384,857,206
                                                    ----------------    ----------------   ----------------  ----------------
LIABILITIES
Unrealized depreciation of forward
currency exchange contracts                                  16,261                 -0-                -0-            16,261
Payable for investment securities
purchased and foreign currency contracts                  2,255,160                 -0-                -0-         2,255,160
Advisory fee payable                                        138,373              80,896                -0-           219,269
Custodian fee payable                                        57,387              50,426                -0-           107,813
Distribution fee payable                                     44,055               8,357                -0-            52,412
Payable for capital stock redeemed                           13,637             179,228                -0-           192,865
Printing fee payable                                          5,172              53,466                -0-            58,638
Payable for variation margin on futures
contracts                                                     1,052                 -0-                -0-             1,052
Transfer Agent fee payable                                      116                 116                -0-               232
Administrative fee payable                                      -0-              23,749                -0-            23,749
Accrued expenses                                              6,247               6,437                -0-            12,684
                                                    ----------------    ----------------   ----------------  ----------------
Total liabilities                                         2,537,460             402,675                -0-         2,940,135
                                                    ----------------    ----------------   ----------------  ----------------
NET ASSETS                                          $   211,450,421     $   170,466,650    $           -0-   $   381,917,071
                                                    ----------------    ----------------   ----------------  ----------------

COMPOSITION OF NET ASSETS
Capital stock, at par                               $        16,309     $         8,567    $           -0-   $        24,876
Additional paid-in capital                              191,255,093         133,507,905                -0-       324,762,998
Undistributed net investment income
investment income                                         2,682,853           4,719,229                -0-         7,402,082
Accumulated net realized gain (loss) on
investment and foreign currency
transactions                                              4,957,255          14,472,306                -0-        19,429,561
Net unrealized appreciation (depreciation)
of investments and foreign currency
denominated assets and liabilities                       12,538,911          17,758,643                -0-        30,297,554
                                                    ----------------    ----------------   ----------------  ----------------
                                                    $   211,450,421     $   170,466,650    $           -0-   $   381,917,071
                                                    ----------------    ----------------   ----------------  ----------------

CLASS A SHARES
Net Assets (b)                                      $         9,986     $   131,662,500            (68,609)  $   131,603,877
Shares of capital stock outstanding                             765           6,606,433           3,482,932       10,090,130
                                                    ----------------    ----------------   ----------------  ----------------
Net asset value per share                           $         13.05     $         19.93                      $         13.04
                                                    ----------------    ----------------                     ----------------

CLASS B SHARES
Net Assets (b)                                      $   211,440,435     $    38,804,150           (130,391)  $   250,114,194
Shares of capital stock outstanding                      16,308,472           1,960,464           1,030,869       19,299,805
                                                    ----------------    ----------------   ----------------  ----------------
Net asset value per share                           $         12.97     $         19.79                      $         12.96
                                                    ----------------    ----------------                     ----------------

--------------------------------------------------------------------------------
See Notes to Pro Forma AllianceBernstein Variable Products Series Fund Balanced Wealth Strategy Portfolio.

(a) An amount equivalent to U.S. $38,598 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2007.

(b)  Includes adjustment for estimated proxy costs.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
BALANCED WEALTH STRATEGY PORTFOLIO
December 31, 2007 (unaudited)

NOTE A: General

The Pro Forma AllianceBernstein Variable Products Series Fund Balanced Wealth Strategy Portfolio Financial Statements give effect to the proposed acquisition (the "Acquisition") of the assets and liabilities of AllianceBernstein Variable Products Series Fund Balanced Shares Portfolio (the "Acquired Portfolio") by AllianceBernstein Variable Products Series Fund Balanced Wealth Strategy Portfolio (the "Portfolio" or "Acquiring Portfolio") pursuant to the Agreement and Plan of Reorganization. The Acquisition would be accomplished by a tax-free exchange of the assets and liabilities of AllianceBernstein Variable Products Series Fund Balanced Shares Portfolio for shares of the Portfolio.

The AllianceBernstein Variable Products Series Fund (the "Fund") was incorporated under the laws of the state of Maryland on November 17, 1987. The Portfolio's unaudited Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period January 1, 2007 - December 31, 2007. You should read them in conjunction with the Portfolio's historical financial statements, which are included in the Portfolio's Statement of Additional Information. The Portfolio's Pro Forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Portfolio as a result of the Acquisition. Each Portfolio will bear the expenses of the Acquisition on a relative net asset basis, including the cost of proxy solicitation.


NOTE B: Significant Accounting Policies

The Portfolio's Pro Forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Any income and/or capital gain distributions (if necessary) on the Acquired Portfolio would be made to shareholders of the Portfolio prior to the merger date.

7. Repurchase Agreements

It is the policy of the Portfolio that its custodian or designated sub-custodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE C: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, ..45% of the next $2.5 billion and .40% in excess $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .75% and 1.00% of the daily average net assets for Class A and Class B shares, respectively. Prior to February 12, 2007, the Portfolio's total operating expenses on an annual basis were limited to 1.20% and 1.45% of the daily average net assets for Class A and Class B shares, respectively. For the year ended December 31, 2007 the Adviser waived advisory fees in the amount of $22,796.

Pursuant to the advisory agreement, the Portfolio has agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Due to the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $94,000 for the year ended December 31, 2007.

The Portfolio compensates AllianceBernstein Investor Services, Inc. ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio.

NOTE D: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the "Distributor"), a wholly owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.


NOTE E: Capital Stock

The pro-forma combining net asset value per share assumes the issuance of Acquiring Portfolio shares to Acquired Portfolio shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value per share of the Acquired Portfolio divided by the net asset value per share of the Acquiring Portfolio as of December 31, 2007. The pro-forma number of shares outstanding, by class for the combined entity consists of the following at December 31, 2007.




                         Shares of         Additional Shares      Total Shares
                    Acquiring Portfolio     Assumed Issued         Outstanding
Class of Shares       Pre-Combination         with Merger       Post-Combination
----------------  ----------------------  ------------------   -----------------
Class A                     765               10,089,365           10,090,130
Class B                 16,308,472             2,991,333           19,299,805

                                    PART C
                                OTHER INFORMATION

Item 15. Indemnification

          It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein and as set forth in Article EIGHTH of Registrant's Charter, filed as Exhibit (a), Article IX of the Registrant's Amended and Restated By-Laws filed as Exhibit (b) and Section 9 of the Distribution Services Agreement filed as Exhibit (e)(1) and Class B Distribution Services Agreement filed as Exhibit (e)(2) in response to Item 23 of the Registrant's Registration Statement filed on Form N-1A (filed Nos. 33-18647 and 811-5398), as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d)(1) in response to Item 23 of the Registrant's Registration Statement filed on Form N-1A (filed Nos. 33-18647 and 811-5398), as set forth below.

         Article EIGHTH of the Registrant's Charter reads as follows:

               EIGHTH: (1) To the maximum extent that Maryland law in effect from time to time permits limitation of the liability of directors and officers of a corporation, no present or former director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

               (2) The Corporation shall have the power, to the maximum extent permitted by Maryland law in effect from time to time, to obligate itself to indemnify, and to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to, (a) any individual who is a present or former director or officer of the Corporation or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or any other enterprise from and against any claim or liability to which such person may become subject or which such person may incur by reason of his status as a present or former director or officer of the Corporation. The Corporation shall have the power, with the approval of the Board of Directors, to provide such indemnification and advancement of expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

               (3) The provisions of this Article EIGHTH shall be subject to the limitations of the Investment Company Act.

               (4) Neither the amendment nor repeal of this Article EIGHTH, nor the adoption or amendment of any other provision of the Charter or Bylaws inconsistent with this Article EIGHTH, shall apply to or affect in any respect the applicability of the preceding sections of this Article EIGHTH with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

               The Advisory Agreement between the Registrant and AllianceBernstein L.P. provides that AllianceBernstein L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, AllianceBernstein L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

               The Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. ("ABI") provides that the Registrant will indemnify, defend and hold ABI, and any person who controls it within the meaning of Section 15 of the Securities Act of 1933, as amended (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which ABI or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in any thereof not misleading, provided that nothing therein shall be so construed as to protect ABI against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or be reason of reckless disregard of its obligations or duties thereunder. The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between the Registrant and AllianceBernstein L.P. and the Distribution Services Agreement between the Registrant and ABI.

               Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

               In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the indemnitee) was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct) or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither interested persons of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding (disinterested, non-party directors), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

               ARTICLE IX of the Registrant's Amended and Restated By-laws reads as follows:

               ARTICLE IX. Indemnification.

               To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. The termination of any claim, action, suit or other proceeding involving any person, by judgment, settlement (whether with or without court approval) or conviction or upon a plea of guilty or nolo contendere, or its equivalent, shall not create a presumption that such person did not meet the standards of conduct required for indemnification or payment of expenses to be required or permitted under Maryland law, these Bylaws or the Charter. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the 1940 Act. The indemnification and payment of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

               Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

               The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by AllianceBernstein L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 16. EXHIBITS:

          (1) (a) Articles of Amendment and Restatement of the Registrant dated February 1, 2006 - Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 41 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on March 1, 2006.

               (b) Articles of Amendment of Articles of Incorporation of the Registrant, dated January 9, 2008 and filed January 16, 2008
                    - Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 44 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398), filed with the Securities and Exchange Commission on March 3, 2008.

               (c) Articles of Amendment of Articles of Incorporation of the Registrant, dated April 28, 2008 and filed April 28, 2008 - Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 46 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398), filed with the Securities and Exchange Commission on April 28, 2008.

               (d) Articles of Amendment of Articles of Incorporation of the Registrant, dated April 28, 2008 and filed April 28, 2008 - Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 46 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398), filed with the Securities and Exchange Commission on April 28, 2008.

          (2) Amended and Restated By-Laws of the Registrant - Incorporated by reference to Exhibit 99.77Q1 - Other Exhibits to Form NSAR-A for the Registrant filed with the Securities and Exchange Commission on August 29, 2006.

          (3)       Not applicable.

          (4) Form of Plan of Acquisition and Liquidation between AllianceBernstein Balanced Wealth Strategy Portfolio and AllianceBernstein Balanced Shares Portfolio, each a series of AllianceBernstein Variable Products Series Fund, Inc. - Constitutes Appendix F to Part A hereof.

         (5)        Not applicable.

         (6)   (a)  Form of Investment Advisory Agreement between Registrant and
                    AllianceBernstein L.P. - Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 40 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 27, 2005.

               (b) Sub-Advisory Agreement between AllianceBernstein L.P. and Law, Dempsey & Company Limited, relating to the Global Bond Portfolio - Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

         (7)   (a)  Distribution Services Agreement between the Registrant and
                    AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (6) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

               (b) Class B Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (c)(2) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

         (8)        Not applicable.

         (9) Custody Agreement between the Registrant and The Bank of New York - Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 42 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 28, 2006.

         (10)  (a)  Rule 12b-1 Class B Distribution Plan - Incorporated by
                    reference to Exhibit (m) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

               (b) Amended and Restated Rule 18f-3 Plan - Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 36 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 11, 2004.

         (11) Form of Opinion and Consent of Seward & Kissel LLP regarding the legality of securities being registered - Filed herewith.

         (12) Form of Opinion and Consent of Seward & Kissel LLP as to Tax matters - To be filed by amendment.

         (13)  (a)  Transfer Agency Agreement between the Registrant and
                    AllianceBernstein Investor Services, Inc. - Incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

               (b) Expense Limitation Undertaking by AllianceBernstein L.P. - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 40 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 27, 2005.

               (c) Form of Expense Limitation Undertaking by AllianceBernstein L.P. - Incorporated by reference to Post-Effective Amendment No. 41 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on March 1, 2006.

               (d) Code of Ethics for the Fund - Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.

               (e) Code of Ethics for the AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 4 of the Registration Statement on Form N-1A of The AllianceBernstein Pooling Portfolios (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on December 29, 2006.

         (14) Consent of Independent Registered Public Accounting Firm - Filed herewith.

         (15)       Not applicable.

         (16) Powers of Attorney for: David H. Dievler, John H. Dobkin, Michael J. Downey, William H. Foulk, Jr., D. James Guzy, Nancy P. Jacklin, Marc O. Mayer, Marshall C. Turner, Jr. and Earl D. Weiner - Incorporated by reference to Exhibit 16 of Registrant's Registration on Form N-14 (File No. 333-149286), filed with the Securities and Exchange Commission on February 15, 2008.

         (17)       Not applicable.

ITEM 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Acquisition described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 26th day of June, 2008.

                                              ALLIANCEBERNSTEIN VARIABLE
                                              PRODUCTS SERIES FUND, INC.


                                              By:   Marc O. Mayer*
                                                    --------------
                                                    Marc O. Mayer
                                                    President

          Pursuant to the requirements of the Securities Act of 1933, as amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


     SIGNATURE                              TITLE                 DATE
     ---------                              -----                 ----

1.   Principal Executive Officer

     Marc O. Mayer*                     President and Chief
                                        Executive Officer     June 26, 2008

2.   Principal Financial and
     Accounting Officer

     /s/  Joseph  J. Mantineo           Treasurer and
     -------------------------          Chief Financial
          Joseph J. Mantineo            Officer               June 26, 2008

3.   Majority of the Directors:

     David H. Dievler*
     John H. Dobkin*
     William H. Foulk, Jr.*
     Michael Downey*
     D. James Guzy*
     Nancy P. Jacklin*
     Marc O. Mayer*
     Marshall C. Turner, Jr.*
     Earl D. Weiner*

     *By: /s/  Andrew L. Gangolf                              June 26, 2008
              -----------------------
               Andrew L. Gangolf
              (Attorney-in-fact)

                                INDEX TO EXHIBITS

Exhibit No.            Description of Exhibits

(11)                   Form of Opinion and Consent of Seward & Kissel LLP

(14)                   Consent of Independent Registered Public Accounting Firm





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